UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Floating Rate High Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.04%
Actual		$ 1,000.00	$ 1,061.60	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class T	1.03%
Actual		$ 1,000.00	$ 1,061.80	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class B	1.55%
Actual		$ 1,000.00	$ 1,059.10	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.78%
Actual		$ 1,000.00	$ 1,057.70	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Fidelity Floating Rate High Income Fund	.75%
Actual		$ 1,000.00	$ 1,063.30	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,064.30	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.9	3.3
Community Health Systems, Inc.	2.7	2.6
Charter Communications Operating LLC	2.7	2.7
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	1.9	1.9
Univision Communications, Inc.	1.7	1.4
	11.9
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.5	13.9
Telecommunications	9.4	9.9
Electric Utilities	8.1	9.0
Cable TV	7.7	8.7
Automotive	6.2	4.8
Quality Diversification (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
BBB 5.9%	BBB 8.3%
BB 37.3%	BB 44.2%
B 29.0%	B 26.5%
CCC,CC,C 3.7%	CCC,CC,C 5.0%
D 0.1%	D 1.1%
Not Rated 14.6%	Not Rated 7.8%
Equities 0.8%	Equities † 0.0%
Short-Term Investments and Net Other Assets 8.6%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Floating Rate Loans 72.9%		Floating Rate Loans 76.5%
	Nonconvertible Bonds 17.6%		Nonconvertible Bonds 16.4%
	Foreign Government & Government Agency Obligations 0.1%		Foreign Government & Government Agency Obligations 0.0%
	Common Stocks 0.8%		Common Stocks † 0.0%
	Short-Term Investments and Net Other Assets 8.6%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	6.3%	** Foreign investments	5.8%

† Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Floating Rate Loans (h) - 72.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
BE Aerospace, Inc. Tranche B, term loan 5.75% 7/28/14 (f)	$ 2,731	$ 2,751
Hexcel Corp. Tranche B, term loan 6.5% 5/21/14 (f)	6,129	6,159
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.0504% 9/30/13 (f)	16,484	16,319
Sequa Corp. term loan 3.5466% 12/3/14 (f)	24,000	22,230
TransDigm, Inc. term loan 2.2775% 6/23/13 (f)	14,340	14,053
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.53% 9/29/13 (f)	4,377	4,300
		65,812
Air Transportation - 1.0%
Delta Air Lines, Inc.:
Tranche 1LN:
Revolving Credit-Linked Deposit 2.2964% 4/30/12 (f)	5,939	5,790
term loan 8.75% 9/27/13 (f)	3,796	3,848
Tranche 2LN, term loan 3.5478% 4/30/14 (f)	8,969	8,408
Northwest Airlines Corp. Tranche B, term loan 3.8% 12/22/13 (f)	4,141	3,810
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (f)	14,000	12,950
US Airways Group, Inc. term loan 2.8128% 3/23/14 (f)	23,930	19,802
		54,608
Automotive - 3.5%
Dana Holding Corp. term loan 4.5304% 1/31/15 (f)	14,833	14,611
Federal-Mogul Corp.:
Tranche B, term loan 2.1885% 12/27/14 (f)	33,105	30,292
Tranche C, term loan 2.1962% 12/27/15 (f)	16,891	15,244
Ford Motor Co. term loan 3.2837% 12/15/13 (f)	77,129	74,661
Oshkosh Co. Tranche B, term loan 6.2594% 12/6/13 (f)	1,882	1,896
Rexnord Corp. Tranche B, term loan 2.8125% 7/19/13 (f)	6,325	6,198
Tenneco, Inc. Credit-Linked Deposit 5.2486% 3/16/14 (f)	8,000	8,020
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.24% 4/30/14 (f)	41,500	39,425
		190,347
Broadcasting - 3.3%
Citadel Broadcasting Corp.:
Tranche A, term loan 6/12/13 (f)	2,000	1,940
Tranche B, term loan 2.03% 6/12/14 (f)	5,208	5,104
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Clear Channel Communications, Inc. Tranche A, term loan 3.6731% 7/30/14 (f)	$ 3,000	$ 2,520
Entravision Communication Corp. term loan 5.55% 3/29/13 (f)	587	578
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (f)	1,750	1,741
Gray Television, Inc. Tranche B, term loan 0% 12/31/14 (f)	4,000	3,920
Nexstar Broadcasting, Inc. term loan 4.9973% 9/30/16 (f)	6,415	6,399
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (f)	6,398	5,886
Sinclair Broadcast Group, Inc. Tranche B, term loan 6.5% 10/23/15 (f)	5,545	5,573
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (f)	105,005	95,292
VNU, Inc.:
term loan 2.2514% 8/9/13 (f)	48,277	47,010
Tranche B, term loan 4.0014% 5/1/16 (f)	4,992	4,955
		180,918
Cable TV - 7.0%
Cequel Communications LLC:
Tranche 1LN, term loan 2.2915% 11/5/13 (f)	10,619	10,433
Tranche A 2LN, term loan 5/5/14 (f)	1,215	1,224
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (f)	7,862	7,961
Tranche B 1LN, term loan 2.3% 3/6/14 (f)	120,043	113,285
Tranche C, term loan 3.55% 9/6/16 (f)	24,000	22,980
CSC Holdings, Inc.:
Tranche B, term loan 2.0044% 3/31/13 (f)	17,057	16,822
Tranche B2, term loan 3.5869% 3/29/16 (f)	5,000	4,988
Tranche B3, term loan 2.0044% 3/29/16 (f)	55,000	54,519
DIRECTV Holdings LLC Tranche B, term loan 1.7731% 4/13/13 (f)	38,974	39,022
Discovery Communications, Inc.:
term loan 2.2901% 5/14/14 (f)	24,424	24,394
Tranche C, term loan 5.25% 5/14/14 (f)	11,880	11,984
Insight Midwest Holdings LLC Tranche B, term loan 2.2703% 4/6/14 (f)	6,750	6,548
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (f)	16,000	15,940
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (f)	$ 2,985	$ 2,992
Tranche E, term loan 4.5% 10/23/17 (f)	6,000	5,955
San Juan Cable, Inc. Tranche 1LN, term loan 2.05% 10/31/12 (f)	4,658	4,448
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (f)	7,874	7,924
UPC Broadband Holding BV:
Tranche T, term loan 3.93% 12/31/16 (f)	17,000	16,766
Tranche X, term loan 3.43% 12/31/17 (f)	13,008	12,878
Wide Open West Finance LLC Tranche A, term loan 6.7591% 6/28/14 (f)	5,000	5,000
		386,063
Capital Goods - 2.8%
Ashtead Group PLC term loan 2.0625% 8/31/11 (f)	2,688	2,661
Baldor Electric Co. term loan 5.25% 1/31/14 (f)	5,327	5,354
Bucyrus International, Inc.:
Tranche B, term loan 2.4917% 5/4/14 (f)	12,030	12,030
Tranche C, term loan 4.5% 2/19/16 (f)	21,000	21,105
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (f)	2,806	2,792
Dresser, Inc.:
Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (f)	9,000	8,730
Tranche B 1LN, term loan 2.4999% 5/4/14 (f)	29,319	28,512
EnergySolutions, Inc.:
Credit-Linked Deposit 4.02% 6/7/13 (f)	317	299
term loan 4.03% 6/7/13 (f)	6,580	6,514
Flowserve Corp. term loan 1.8125% 8/10/12 (f)	32,834	32,711
Polypore, Inc. Tranche B, term loan 2.53% 7/3/14 (f)	1,852	1,792
Rexnord Corp. Tranche B A0, term loan 2.5625% 7/19/13 (f)	3,343	3,277
Sensata Technologies BV term loan 1.9988% 4/27/13 (f)	7,987	7,708
Sensus Metering Systems, Inc. Tranche B term loan 2.3053% 12/17/10 (f)	3,402	3,291
SRAM LLC term loan 5.5% 4/30/15 (f)	2,000	2,005
Terex Corp. term loan:
4.0401% 7/14/13 (f)	10,225	10,020
4.0401% 7/14/13 (f)	3,000	2,970
Walter Energy, Inc. term loan 2.508% 10/3/12 (f)	2,877	2,870
		154,641
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 4.0%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 1.9986% 4/2/13 (f)	$ 5,526	$ 5,250
term loan 2.0415% 4/2/14 (f)	38,929	38,005
CF Industries Holdings, Inc. Tranche B1, term loan 5.25% 4/5/15 (f)	40,000	40,200
Chemtura Corp. term loan 6% 2/1/11 (f)	17,370	17,457
Ferro Corp. Tranche B, term loan 6.2861% 6/6/12 (f)	1,450	1,428
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (f)	3,990	3,950
Huntsman International LLC Tranche B, term loan 2.0047% 4/19/14 (f)	20,557	19,786
INEOS US Finance:
Tranche B, term loan 9.501% 12/16/13 (f)	4,509	4,509
Tranche C, term loan 10.001% 12/16/14 (f)	4,509	4,509
Lyondell Chemical Co. term loan 5.5% 3/30/16 (f)	10,840	10,881
MacDermid, Inc. Tranche B, term loan 2.2731% 4/12/14 (f)	1,970	1,862
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (f)	20,590	19,509
Nalco Co.:
term loan 6.5% 5/13/16 (f)	19,875	20,024
Tranche C, term loan 2.0231% 5/13/16 (f)	1,995	1,975
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (f)	8,925	8,981
Solutia, Inc. Tranche B, term loan 4.75% 3/17/17 (f)	14,815	14,908
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (f)	6,306	6,400
Tranche B 2LN, term loan 9% 6/20/10 (f)	1,694	1,720
		221,354
Consumer Products - 0.6%
Jarden Corp.:
Tranche B1, term loan 2.0401% 1/24/12 (f)	1,072	1,065
Tranche B4, term loan 3.5401% 1/26/15 (f)	3,860	3,850
Jostens IH Corp. Tranche C, term loan 2.2508% 12/21/11 (f)	1,366	1,352
Revlon Consumer Products Corp. term loan 6% 3/11/15 (f)	10,000	9,963
Reynolds Consumer Products Holdings, Inc. term loan 6.25% 5/5/16 (f)	14,906	15,018
Spectrum Brands, Inc.:
Credit-Linked Deposit 8% 6/30/12 (f)	98	98
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Spectrum Brands, Inc.: - continued
Tranche B1, term loan 8.0002% 6/30/12 (f)	$ 1,889	$ 1,889
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (f)	1,876	1,839
		35,074
Containers - 1.6%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	19,000	18,953
Tranche 2LN, term loan 10% 9/2/16 (f)	9,500	9,405
Berry Plastics Holding Corp. Tranche C, term loan 2.257% 4/3/15 (f)	4,952	4,623
BWAY Corp. Tranche B, term loan 2.0625% 7/17/13 (f)	1,846	1,828
Crown Holdings, Inc.:
term loan B 2.0044% 11/15/12 (f)	17,880	17,657
Tranche B, term loan 2.0044% 11/15/12 (f)	9,403	9,285
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7543% 6/14/13 (f)	25,849	25,461
		87,212
Diversified Financial Services - 2.2%
AX Acquisition Corp. Tranche B1, term loan 3.5% 8/15/14 (f)	6,153	5,841
BRSP LLC term loan 7.5% 6/24/14 (f)	7,154	7,154
Clear Channel Capital I LLC Tranche B, term loan 3.9231% 1/29/16 (f)	26,173	21,723
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.26% 8/3/12 (f)	736	736
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (f)	6,923	7,096
Tranche 2LN, term loan 7% 3/17/16 (f)	5,077	5,172
MSCI, Inc. term loan 4.75% 4/12/16 (f)	15,000	15,000
Nuveen Investments, Inc. term loan 3.3247% 11/13/14 (f)	13,044	11,870
Springboard Finance LLC term loan 7% 2/23/15 (f)	10,000	10,000
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 12/1/16 (f)	11,970	12,000
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2901% 12/15/11 (f)	195	190
Credit-Linked Deposit 2.2901% 12/15/13 (f)	623	605
Tranche 1LN, term loan 2.2901% 12/15/13 (f)	1,576	1,529
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Tempus Public Foundation Generation Holdings LLC: - continued
Tranche 2LN, term loan 4.5401% 12/15/14 (f)	$ 18,242	$ 16,829
TowerCo Finance LLC term loan 6% 11/24/14 (f)	5,985	6,045
		121,790
Diversified Media - 0.6%
Advantage Sales & Marketing LLC Tranche 1LN, term loan 5% 4/30/16 (f)	5,000	5,006
Affinion Group, Inc. Tranche B, term loan 5% 10/9/16 (f)	6,000	5,933
Lamar Media Corp. Tranche B, term loan 4.25% 12/31/16 (f)	16,370	16,411
LBI Media, Inc. term loan 1.7731% 3/31/12 (f)	2,208	2,031
Thomson Media, Inc. Tranche B1, term loan 5.8% 11/8/11 (f)	954	925
		30,306
Electric Utilities - 6.7%
AES Corp. term loan 3.29% 8/10/11 (f)	16,732	16,690
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2731% 3/30/12 (f)	3,728	3,523
term loan 3.2901% 3/30/14 (f)	45,536	43,031
Atlas Pipeline Partners, LP Tranche B, term loan 6.75% 7/27/14 (f)	6,065	6,060
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (f)	53,411	51,274
Covanta Energy Corp.:
term loan 1.8086% 2/9/14 (f)	5,847	5,730
Credit-Linked Deposit 1.7915% 2/9/14 (f)	2,967	2,908
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.03% 4/2/13 (f)	35,370	34,840
Tranche B, term loan 4.03% 4/2/13 (f)	3,058	3,012
Energy Investors Funds term loan 2.0125% 4/11/14 (f)	1,299	1,285
MACH Gen LLC Credit-Linked Deposit 2.5401% 2/22/13 (f)	182	170
Mirant North America LLC term loan 2.0231% 1/3/13 (f)	16,504	16,174
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (f)	6,000	5,430
NRG Energy, Inc.:
term loan 2.031% 2/1/13 (f)	36,535	35,667
Credit-Linked Deposit 2.0401% 2/1/13 (f)	28,314	27,642
NSG Holdings LLC:
Credit-Linked Deposit 1.757% 6/15/14 (f)	247	239
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NSG Holdings LLC: - continued
Tranche B, term loan 1.757% 6/15/14 (f)	$ 1,207	$ 1,164
Reliant Energy, Inc. Credit-Linked Deposit 1.9986% 6/30/14 (f)	11,150	10,955
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7517% 10/10/14 (f)	37,523	30,815
Tranche B2, term loan 3.7517% 10/10/14 (f)	26,538	21,695
Tranche B3, term loan 3.7517% 10/10/14 (f)	60,762	49,293
		367,597
Energy - 0.6%
Alon USA, Inc. term loan 2.5173% 8/4/13 (f)	1,871	1,525
Aquilex Holdings LLC Tranche 1LN, term loan 6.25% 4/1/16 (f)	5,000	5,025
Citgo Petroleum Corp. Tranche B, term loan 5.25% 11/15/12 (f)	11,435	11,320
Compagnie Generale de Geophysique SA term loan 3.4527% 1/12/14 (f)	1,298	1,289
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (f)	347	335
Tranche B 1LN, term loan 2.8125% 11/1/13 (f)	3,354	3,236
Sheridan Production Partners LP term loan 7.75% 4/16/17 (f)	4,000	3,990
Targa Resources, Inc./Targa Resources Finance Corp. Tranche B, term loan 6% 7/5/16 (f)	1,444	1,448
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (f)	3,000	2,869
		31,037
Entertainment/Film - 0.1%
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (c)(f)	5,061	2,353
Tranche B1, term loan 20.5% 4/8/12 (c)(f)	3,954	1,839
		4,192
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2602% 3/30/14 (f)	457	415
Food and Drug Retail - 1.0%
GNC Corp. term loan 2.5363% 9/16/13 (f)	2,830	2,745
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (f)	1,985	1,965
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Food and Drug Retail - continued
Rite Aid Corp.: - continued
Tranche ABL, term loan 2.013% 6/4/14 (f)	$ 15,305	$ 14,195
Tranche B4, term loan 9.5% 6/15/15 (f)	20,000	20,875
SUPERVALU, Inc.:
Tranche B, term loan 1.5231% 6/2/12 (f)	9,731	9,512
Tranche B2, term loan 3.0231% 10/5/15 (f)	3,196	3,180
		52,472
Food/Beverage/Tobacco - 1.7%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5% 2/11/16 (f)	10,000	10,038
Constellation Brands, Inc.:
Tranche B, term loan 1.75% 6/5/13 (f)	23,647	23,411
Tranche B, term loan 3% 6/5/15 (f)	11,666	11,783
Dean Foods Co. Tranche B, term loan 1.675% 4/2/14 (f)	27,356	26,741
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.0417% 3/2/17 (f)	1,976	1,996
Tranche C 1LN, term loan 5.0051% 3/2/17 (f)	4,909	4,958
Herbalife International, Inc. term loan 1.77% 7/21/13 (f)	1,670	1,637
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (f)	2,118	2,131
Pinnacle Foods Finance LLC Tranche C, term loan 7.5% 4/4/14 (f)	10,000	10,075
		92,770
Gaming - 2.1%
Ameristar Casinos, Inc. term loan 3.5553% 11/10/12 (f)	4,811	4,811
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (f)	1,223	1,204
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.3158% 1/28/15 (f)	3,688	3,236
Tranche B2, term loan 3.3158% 1/28/15 (f)	8,890	7,812
Tranche B3, term loan 3.3155% 1/28/15 (f)	8,836	7,731
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (f)	1,995	2,072
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (f)	1,166	1,096
Tranche B, term loan 2.05% 5/23/14 (f)	5,770	5,424
MGM Mirage, Inc. Tranche D, term loan 6% 10/3/11 (f)	28,390	27,823
Penn National Gaming, Inc. Tranche B, term loan 2.0228% 10/3/12 (f)	20,901	20,666
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Venetian Macau Ltd.:
Tranche B, term loan 4.8% 5/26/13 (f)	$ 9,797	$ 9,609
Tranche DD, term loan 4.8% 5/26/12 (f)	8,612	8,440
Venetian Macau US Finance, Inc. Tranche B, term loan 4.8% 5/25/13 (f)	13,197	12,933
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.135% 8/15/13 (f)	2,313	2,255
		115,112
Healthcare - 11.7%
Bausch & Lomb, Inc. term loan:
3.5401% 4/26/15 (f)	3,956	3,877
3.5401% 4/26/15 (f)	15,693	15,379
Biomet, Inc. term loan 3.283% 3/25/15 (f)	12,929	12,767
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (f)	2,978	2,996
Community Health Systems, Inc.:
Tranche B, term loan 2.5019% 7/25/14 (f)	146,194	141,792
Tranche DD, term loan 2.5019% 7/25/14 (f)	7,451	7,228
Concentra Operating Corp. Tranche 2LN, term loan 5.8% 6/25/15 (f)	2,925	2,662
DaVita, Inc. Tranche B1, term loan 1.7737% 10/5/12 (f)	40,257	39,701
Emergency Medical Services Corp. term loan 3.2508% 4/8/15 (f)	5,000	5,013
Fresenius Medical Care Holdings, Inc.:
term loan 4.5% 9/10/14 (f)	20,860	21,069
Tranche B, term loan 1.6585% 3/31/13 (f)	34,456	33,853
Tranche C 2LN, term loan 4.5% 9/10/14 (f)	12,140	12,261
HCA, Inc.:
Tranche B, term loan 2.5401% 11/17/13 (f)	119,607	116,254
Tranche B2, term loan 3.5401% 3/31/17 (f)	45,286	45,003
Health Management Associates, Inc. Tranche B, term loan 2.0401% 2/28/14 (f)	1,982	1,915
HealthSouth Corp. term loan:
2.5103% 3/10/13 (f)	8,782	8,606
4.0103% 3/15/14 (f)	5,582	5,554
IASIS Healthcare Corp.:
term loan 2.2731% 3/15/14 (f)	4,436	4,297
Credit-Linked Deposit 2.2644% 3/15/14 (f)	417	404
Tranche DD, term loan 2.2731% 3/15/14 (f)	1,538	1,490
IMS Health, Inc. term loan 5.25% 2/26/16 (f)	3,961	3,996
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Inverness Medical Innovations, Inc.: - continued
Tranche 1LN, term loan 2.2664% 6/26/14 (f)	$ 15,972	$ 15,732
Tranche 2LN, term loan 4.5019% 6/26/15 (f)	2,500	2,488
LifePoint Hospitals, Inc. Tranche B, term loan:
1.885% 4/15/12 (f)	7,220	7,130
3.01% 4/15/15 (f)	12,000	11,925
Manor Care, Inc. term loan 2.7731% 12/21/14 (f)	1,447	1,411
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (f)	14,692	14,692
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (f)	2,781	2,753
Psychiatric Solutions, Inc. term loan 2.0926% 7/1/12 (f)	13,965	13,773
PTS Acquisition Corp. term loan 2.5125% 4/10/14 (f)	1,789	1,695
Renal Advantage, Inc. Tranche B, term loan 2.7563% 9/30/12 (f)	3,906	3,769
Skilled Healthcare Group, Inc. term loan:
4/9/16 (i)	833	834
5.2409% 4/9/16 (f)	9,167	9,178
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.2901% 4/19/13 (f)	2,092	2,024
Tranche B, term loan 2.3494% 4/19/14 (f)	9,429	9,123
Team Health, Inc. term loan 2.2597% 11/22/12 (f)	2,120	2,057
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (f)	10,500	10,539
VCA Antech, Inc. term loan 1.8125% 5/16/11 (f)	5,721	5,599
Vicar Operating, Inc. term loan 1.8125% 5/16/11 (f)	13,441	13,156
VWR Funding, Inc. term loan 2.7731% 6/29/14 (f)	16,876	15,864
Warner Chilcott Corp.:
Tranche A, term loan 5.5% 10/30/14 (f)	7,360	7,369
Tranche B, term loan 5.75% 4/30/15 (f)	9,028	9,040
		646,268
Homebuilding/Real Estate - 1.1%
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (f)	2,861	2,861
CB Richard Ellis Services, Inc.:
Tranche A 2LN, term loan 5.25% 6/24/13 (f)	5,000	4,988
Tranche A1, term loan 5.5% 12/20/13 (f)	1,951	1,951
Tranche B1, term loan 6.5% 12/20/15 (f)	992	992
Tranche B1-A, term loan 6.5% 12/20/15 (f)	10,520	10,520
RE/MAX LLC term loan 6.25% 4/14/16 (f)	4,000	3,970
Realogy Corp.:
Credit-Linked Deposit 3.2487% 10/10/13 (f)	4,303	3,916
Tranche 2LN, term loan 13.5% 10/15/17	8,000	9,040
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2915% 10/10/13 (f)	$ 14,987	$ 13,638
Tranche DD, term loan 3.2927% 10/10/13 (f)	12,417	11,300
		63,176
Insurance - 0.1%
USI Holdings Corp. Tranche B, term loan 3.05% 5/4/14 (f)	3,000	2,775
Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/20/16 (f)	5,000	4,888
Six Flags, Inc. term loan 6.25% 6/30/16 (f)	10,000	10,012
Town Sports International LLC term loan 2.0625% 2/27/14 (f)	2,888	2,686
Universal City Development Partners Ltd. Tranche B, term loan 6.5% 11/6/14 (f)	25,935	26,161
		43,747
Metals/Mining - 0.4%
Compass Minerals Tranche B, term loan 1.7881% 12/22/12 (f)	8,803	8,693
Novelis Corp. term loan 2.2663% 7/6/14 (f)	14,354	13,888
Oxbow Carbon LLC Tranche B, term loan 2.2901% 5/8/14 (f)	1,496	1,467
		24,048
Paper - 2.3%
Domtar Corp. Tranche B, term loan 1.6313% 3/7/14 (f)	728	726
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.2675% 12/20/12 (f)	44,250	43,918
Tranche B, term loan 2.3324% 12/20/12 (f)	12,561	12,467
Graphic Packaging International, Inc. Tranche B, term loan 2.3001% 5/16/14 (f)	7,123	7,016
Smurfit-Stone Container Enterprises, Inc. term loan:
2/22/16 (i)	30,000	30,075
2.9322% 11/11/11 (f)	29,097	28,806
White Birch Paper Co.:
term loan 12% 12/1/10 (f)	413	413
Tranche 1LN, term loan 7% 5/8/14 (c)(f)	1,995	738
Tranche DD, term loan 12% 12/1/10 (f)(i)	143	143
		124,302
Publishing/Printing - 1.8%
Cenveo Corp.:
Tranche C, term loan 4.771% 6/21/13 (f)	1,320	1,322
Tranche DD, term loan 4.771% 6/21/13 (f)	56	56
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Dex Media East LLC term loan 2.8% 10/24/14 (f)	$ 10,947	$ 9,743
Dex Media West LLC/Dex Media West Finance Co. term loan 7.5% 10/24/14 (f)	3,000	2,850
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.4986% 6/12/14 (f)	12,996	12,378
Idearc, Inc. term loan 11% 12/31/15 (f)	5,599	5,291
Newsday LLC term loan 10.5% 8/1/13	3,000	3,255
Quad/Graphics, Inc. term loan 1/26/16 (f)(i)	14,000	13,825
Quebecor World, Inc. term loan 9% 7/12/12 (f)	6,703	6,754
R.H. Donnelley Corp. term loan 9.25% 10/24/14 (f)	16,464	15,970
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (f)	31,777	28,520
		99,964
Railroad - 0.3%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0511% 4/28/13 (f)	15,378	15,224
Tranche C, term loan 1.7869% 4/28/13 (f)	2,918	2,859
		18,083
Restaurants - 0.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.25% 7/25/12 (f)	2,977	3,003
Buffets, Inc. Tranche 1LN, term loan 7.05% 3/24/15 (f)	4,000	3,920
Burger King Corp. Tranche B1, term loan 1.8125% 6/30/12 (f)	4,305	4,305
Del Taco term loan 9.5% 3/29/13 (f)	2,588	2,588
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.539% 6/14/13 (f)	336	303
term loan 2.625% 6/14/14 (f)	4,101	3,691
		17,810
Services - 1.5%
ARAMARK Corp.:
Credit-Linked Deposit 2.3165% 1/26/14 (f)	911	888
term loan 2.1651% 1/26/14 (f)	12,498	12,185
Credit-Linked Deposit 3.5415% 7/26/16 (f)	1,666	1,662
Tranche B, term loan 3.5401% 7/26/16 (f)	25,328	25,264
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (f)	3,047	3,040
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (f)	2,532	2,431
Hertz Corp.:
Credit-Linked Deposit 2.021% 12/21/12 (f)	308	304
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Hertz Corp.: - continued
Tranche B, term loan 2.0124% 12/21/12 (f)	$ 1,671	$ 1,648
Iron Mountain, Inc. term loan 1.7813% 4/16/14 (f)	9,725	9,531
JohnsonDiversey, Inc. Tranche B, term loan 5.5% 11/24/15 (f)	6,983	7,017
ServiceMaster Co.:
term loan 2.7638% 7/24/14 (f)	18,079	17,491
Tranche DD, term loan 2.78% 7/24/14 (f)	1,604	1,552
		83,013
Shipping - 0.1%
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (f)	6,000	6,045
Tranche 2LN, term loan 10.5% 10/8/16 (f)	1,000	993
		7,038
Specialty Retailing - 0.9%
Bass Pro Group LLC Tranche B, term loan 5.75% 4/12/15 (f)	6,000	6,007
Harbor Freight Tools USA, Inc. term loan 5% 2/24/16 (f)	1,939	1,939
Michaels Stores, Inc.:
Tranche B1, term loan 2.5379% 10/31/13 (f)	15,414	14,759
Tranche B2, term loan 4.7879% 7/31/16 (f)	9,285	9,169
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (f)	6,000	6,030
Sally Holdings LLC Tranche B, term loan 2.52% 11/16/13 (f)	3,935	3,881
Toys 'R' Us, Inc. term loan 4.5125% 7/19/12 (f)	8,975	8,997
		50,782
Super Retail - 0.5%
Dollar General Corp. Tranche B1, term loan 3.0567% 7/6/14 (f)	12,244	12,061
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (f)	4,570	4,387
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (f)	1,677	1,593
PETCO Animal Supplies, Inc. term loan 2.5339% 10/26/13 (f)	7,647	7,514
		25,555
Technology - 5.1%
Avaya, Inc. term loan 3.0019% 10/24/14 (f)	25,908	23,770
CommScope, Inc. Tranche B, term loan 2.7941% 12/27/14 (f)	2,000	1,992
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Dealer Computer Services, Inc. term loan 5.25% 4/16/17 (f)	$ 20,000	$ 20,000
Fairchild Semiconductor Corp. Tranche B1, term loan 2.8125% 6/26/13 (f)	3,181	3,149
Fidelity National Information Solutions, Inc. Tranche C, term loan 4.5063% 1/18/12 (f)	60	60
First Data Corp.:
Tranche B1, term loan 3.0144% 9/24/14 (f)	24,289	21,891
Tranche B2, term loan 3.0323% 9/24/14 (f)	37,532	33,826
Tranche B3, term loan 3.0323% 9/24/14 (f)	12,710	11,439
Flextronics International Ltd.:
Tranche B A2, term loan 2.5401% 10/1/14 (f)	1,385	1,333
Tranche B A3, term loan 2.5231% 10/1/14 (f)	1,615	1,555
Tranche B-B, term loan 2.5409% 10/1/12 (f)	11,813	11,606
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (f)	59,409	57,106
Intersil Corp. term loan 5.5% 4/23/16 (f)	7,815	7,835
Itron, Inc. term loan 3.78% 4/18/14 (f)	4,875	4,862
Kronos, Inc.:
Tranche 1LN, term loan 2.2901% 6/11/14 (f)	865	833
Tranche 2LN, term loan 6.0401% 6/11/15 (f)	5,750	5,419
Metavante Technologies, Inc.(Tranche B, term loan 3.4987% 11/1/14 (f)	875	879
ON Semiconductor Corp. term loan 1.9979% 9/6/13 (f)	2,617	2,578
Open Text Corp. term loan 2.5401% 10/2/13 (f)	5,679	5,672
RedPrairie Corp. term loan 6% 3/24/16 (f)	4,000	4,000
Spansion, Inc. term loan 7.75% 2/1/15 (f)	2,000	2,030
SunGard Data Systems, Inc.:
term loan:
2.0014% 2/28/14 (f)	33,617	32,524
3.8752% 2/28/16 (f)	3,990	3,980
Tranche C, term loan 6.75% 2/28/14 (f)	4,940	4,952
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (f)	12,940	12,972
Verifone, Inc. Tranche B, term loan 3.03% 10/31/13 (f)	4,028	3,987
		280,250
Telecommunications - 5.6%
Asurion Corp.:
Tranche 1LN, term loan 3.2495% 7/3/14 (f)	7,965	7,855
Tranche 2LN, term loan 6.7501% 7/3/15 (f)	14,000	13,843
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Cincinnati Bell, Inc. Tranche B, term loan 1.7637% 8/31/12 (f)	$ 10,873	$ 10,655
Crown Castle International Corp. Tranche B, term loan 1.7731% 3/6/14 (f)	7,229	7,085
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (f)	6,667	6,525
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)(f)	2,994	2,477
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (f)	1,222	880
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (f)	43,000	40,528
Intelsat Ltd. Tranche B, term loan 2.7915% 7/3/13 (f)	30,608	30,149
Level 3 Financing, Inc. term loan:
2.5478% 3/13/14 (f)	27,000	25,279
11.5% 3/13/14 (f)	3,000	3,285
MetroPCS Wireless, Inc. Tranche B, term loan 2.522% 11/3/13 (f)	16,752	16,291
PanAmSat Corp.:
Tranche B2 A, term loan 2.7915% 1/3/14 (f)	13,969	13,654
Tranche B2 B, term loan 2.7915% 1/3/14 (f)	13,964	13,650
Tranche B2 C, term loan 2.7915% 1/3/14 (f)	13,964	13,650
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	57,274	57,274
Telesat Holding, Inc.:
Tranche A, term loan 3.28% 10/31/14 (f)	7,321	7,193
Tranche DD, term loan 3.28% 10/31/14 (f)	629	618
Time Warner Telecom, Inc. Tranche B, term loan 2.03% 1/7/13 (f)	4,857	4,809
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.6577% 5/26/13 (f)	6,000	5,955
Tranche C 1LN, term loan 4.6577% 5/26/14 (f)	6,000	5,955
Windstream Corp.:
Tranche B1, term loan 1.81% 7/17/13 (f)	6,094	6,003
Tranche B2, term loan 3.06% 12/17/15 (f)	14,925	14,888
		308,501
Textiles & Apparel - 0.2%
Hanesbrands, Inc. term loan 5.25% 12/10/15 (f)	6,449	6,497
Levi Strauss & Co. term loan 2.5125% 4/4/14 (f)	3,000	2,865
William Carter Co. term loan 1.7791% 6/29/12 (f)	3,762	3,744
		13,106
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (f)	$ 10,826	$ 10,555
TOTAL FLOATING RATE LOANS (Cost $3,916,520)		4,010,693
Nonconvertible Bonds - 17.6%

Aerospace - 0.1%
ManTech International Corp. 7.25% 4/15/18 (d)	6,000	6,120
Air Transportation - 0.4%
Continental Airlines, Inc. 9.25% 5/10/17	3,000	3,195
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	2,000	2,117
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,214
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,715	4,939
		19,465
Automotive - 2.7%
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	1,963
10.625% 3/15/18	2,880	3,089
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (d)	2,810	2,880
Ford Motor Credit Co. LLC:
3.0478% 1/13/12 (f)	8,000	7,740
5.507% 6/15/11 (f)	31,000	31,426
7.875% 6/15/10	9,000	9,048
General Motors Acceptance Corp.:
2.4519% 12/1/14 (f)	40,000	35,000
6.875% 9/15/11	34,000	34,553
7.25% 3/2/11	6,000	6,090
GMAC LLC 6% 12/15/11	2,000	2,010
Lear Corp. 7.875% 3/15/18	1,980	2,030
Navistar International Corp. 8.25% 11/1/21	4,285	4,499
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,210
Tenneco, Inc.:
8.625% 11/15/14	2,000	2,060
10.25% 7/15/13	2,000	2,060
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,025
8.875% 12/1/17 (d)	2,060	2,186
		150,869
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Banks and Thrifts - 0.2%
GMAC LLC:
2.4519% 12/1/14 (f)	$ 2,000	$ 1,750
6% 12/15/11	2,000	1,970
6.875% 9/15/11	9,000	9,158
		12,878
Broadcasting - 0.7%
Allbritton Communications Co. 8% 5/15/18 (d)	3,000	2,996
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (d)	16,870	18,009
Series B 9.25% 12/15/17 (d)	12,485	13,375
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (d)	2,000	2,040
		36,420
Building Materials - 0.0%
Nortek, Inc. 11% 12/1/13	2,009	2,160
Cable TV - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (d)	4,440	4,529
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,080
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,835
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,600
		36,044
Capital Goods - 0.1%
Coleman Cable, Inc. 9% 2/15/18 (d)	3,000	3,068
Esco Corp. 4.132% 12/15/13 (d)(f)	2,000	1,810
		4,878
Chemicals - 0.5%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,200
Lyondell Chemical Co. 11% 5/1/18	3,000	3,188
NOVA Chemicals Corp. 3.6494% 11/15/13 (f)	18,595	17,712
		25,100
Consumer Products - 0.1%
ACCO Brands Corp. 10.625% 3/15/15 (d)	880	970
Reddy Ice Corp. 11.25% 3/15/15 (d)	2,000	2,120
		3,090
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Containers - 0.8%
Berry Plastics Corp.:
5.0528% 2/15/15 (f)	$ 24,000	$ 23,431
8.25% 11/15/15	10,000	10,125
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,230
Solo Cup Co. 10.5% 11/1/13	3,850	4,100
		41,886
Electric Utilities - 1.4%
AES Corp. 9.375% 9/15/10	9,000	9,180
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,120
CMS Energy Corp.:
1.2528% 1/15/13 (f)	8,000	7,640
6.3% 2/1/12	3,000	3,150
Energy Future Holdings Corp.:
10% 1/15/20 (d)	21,320	22,413
10.875% 11/1/17	3,000	2,370
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	174
Mirant North America LLC 7.375% 12/31/13	8,997	9,278
NRG Energy, Inc. 7.375% 2/1/16	7,000	6,948
Orion Power Holdings, Inc. 12% 5/1/10	2,000	2,000
RRI Energy, Inc. 6.75% 12/15/14	10,963	11,278
		78,551
Energy - 0.4%
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	8,000	8,200
Chesapeake Energy Corp.:
7.5% 9/15/13	4,000	4,055
7.625% 7/15/13	3,000	3,120
LINN Energy LLC 8.625% 4/15/20 (d)	3,000	3,113
Quicksilver Resources, Inc. 9.125% 8/15/19	2,000	2,145
Western Refining, Inc. 10.75% 6/15/14 (d)(f)	2,000	1,880
		22,513
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,135
Rite Aid Corp. 10.25% 10/15/19	2,635	2,879
		6,014
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	3,735	3,726
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20 (d)	$ 4,815	$ 5,056
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (d)	2,000	2,030
		7,086
Healthcare - 0.8%
American Renal Holdings, Inc. 8.375% 5/15/18 (d)(e)	2,930	2,959
Elan Finance PLC/Elan Finance Corp. 4.25% 11/15/11 (f)	20,000	19,600
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,100
Tenet Healthcare Corp. 8.875% 7/1/19 (d)	16,000	17,560
		44,219
Metals/Mining - 2.0%
Arch Coal, Inc. 8.75% 8/1/16 (d)	2,000	2,130
CONSOL Energy, Inc. 8% 4/1/17 (d)	11,475	12,049
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (d)	6,645	6,911
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,134
FMG Finance Property Ltd. 4.2519% 9/1/11 (d)(f)	53,000	53,265
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,522
Teck Resources Ltd. 9.75% 5/15/14	17,810	21,550
		110,561
Paper - 0.3%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (d)	3,000	3,218
Cascades, Inc. 7.75% 12/15/17 (d)	3,000	3,045
Domtar Corp. 7.875% 10/15/11	2,000	2,145
NewPage Corp. 11.375% 12/31/14	3,000	3,068
Verso Paper Holdings LLC/Verso Paper, Inc.:
3.9988% 8/1/14 (f)	3,000	2,730
11.5% 7/1/14 (d)	1,885	2,064
		16,270
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(f)	18,915	19,435
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	3,000	3,075
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15 (d)	1,845	2,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - 0.3%
ARAMARK Corp. 3.7488% 2/1/15 (f)	$ 2,000	$ 1,900
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.75% 5/15/14 (f)	15,000	13,818
		15,718
Shipping - 0.3%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	3,505	3,645
9.5% 12/15/14	3,000	3,075
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	7,914
		14,634
Steels - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,090
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	6,000	6,225
Sonic Automotive, Inc. 9% 3/15/18 (d)	2,720	2,774
		8,999
Technology - 0.8%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (d)	4,000	4,120
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	11,960	12,424
10.125% 3/15/18 (d)	6,000	6,510
GeoEye, Inc. 9.625% 10/1/15 (d)	1,505	1,558
NXP BV 3.0528% 10/15/13 (f)	20,465	19,493
Seagate Technology International 10% 5/1/14 (d)	2,275	2,673
		46,778
Telecommunications - 3.8%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	22,000	22,880
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	17,662
Frontier Communications Corp. 8.5% 4/15/20 (d)	4,000	4,120
Intelsat Ltd. 11.25% 6/15/16	4,000	4,320
iPCS, Inc.:
2.3738% 5/1/13 (f)	21,415	20,130
3.4988% 5/1/14 pay-in-kind (f)	1,500	1,395
Lamar Media Corp. 7.875% 4/15/18 (d)	4,000	4,085
Level 3 Financing, Inc. 4.14% 2/15/15 (f)	3,000	2,558
PAETEC Holding Corp. 8.875% 6/30/17 (d)	4,000	4,130
Qwest Corp.:
3.507% 6/15/13 (f)	11,000	11,165
7.875% 9/1/11	15,000	15,919
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Corp.: - continued
8.375% 5/1/16	$ 3,000	$ 3,428
8.875% 3/15/12	3,000	3,278
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,480
7.625% 1/30/11	11,000	11,289
8.375% 3/15/12	15,000	15,825
Sprint Nextel Corp. 0.6878% 6/28/10 (f)	48,156	48,036
tw telecom holdings, Inc. 8% 3/1/18 (d)	3,000	3,105
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,660
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	4,000	3,944
		207,409
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 3.8308% 12/15/14 (f)	12,000	11,580
Levi Strauss & Co. 7.625% 5/15/20 (d)	3,000	3,030
Phillips-Van Heusen Corp. 7.375% 5/15/20 (e)	4,000	4,105
		18,715
TOTAL NONCONVERTIBLE BONDS (Cost $920,774)		966,705
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 1.3072% 4/20/11 (Reg. S) (f) (Cost $3,764)	4,000	3,670
Common Stocks - 0.8%
	Shares
Broadcasting - 0.0%
ION Media Networks, Inc. (a)	2,842	960
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	94
Chemicals - 0.5%
Lyondell Chemical Co. Class B (a)	600,737	13,517
LyondellBasell Industries AF SCA Class A	654,982	14,606
		28,123
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Common Stocks - continued
	Shares	Value (000s)
Diversified Media - 0.2%
RDA Holding Co. (a)	302,964	$ 8,332
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	282
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(g)	1,106,192	7,743
SuperMedia, Inc. (a)	7,943	357
		8,100
TOTAL COMMON STOCKS (Cost $48,436)		47,415
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	0*
Money Market Funds - 14.5%

Fidelity Cash Central Fund, 0.21% (b) (Cost $800,618)	800,618,126	800,618
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $21,767)	$ 21,767	21,767
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $5,711,879)		5,850,868
NET OTHER ASSETS - (6.3)%		(348,790)
NET ASSETS - 100%		$ 5,502,078

* Amount represents less than $1,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $373,404,000 or 6.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,743,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	3/9/10	$ 6,287

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $44,976,000 and $44,877,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$21,767,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 8,293
Banc of America Securities LLC	3,181
Barclays Capital, Inc.	5,882
Societe Generale, New York Branch	4,411
$ 21,767
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 477
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,365	$ 357	$ 16,075	$ 1,933
Financials	551	-	-	551
Industrials	94	-	94	-
Materials	28,123	14,606	13,517	-
Utilities	282	282	-	-
Corporate Bonds	966,705	-	966,705	-
Foreign Government and Government Agency Obligations	3,670	-	3,670	-
Floating Rate Loans	4,010,693	-	4,010,693	-
Other	-	-	-	-
Money Market Funds	800,618	800,618	-	-
Cash Equivalents	21,767	-	21,767	-
Total Investments in Securities:	$ 5,850,868	$ 815,863	$ 5,032,521	$ 2,484
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,007
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	517
Cost of Purchases	960
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,484
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 517

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $196,002,000 of which $16,996,000, $139,317,000 and $39,689,000 will expire on October 31, 2015, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010

Assets
Investment in securities, at value (including repurchase agreements of $21,767) - See accompanying schedule: Unaffiliated issuers (cost $4,911,261)	$ 5,050,250
Fidelity Central Funds (cost $800,618)	800,618
Total Investments (cost $5,711,879)		$ 5,850,868
Cash		5,506
Receivable for investments sold		54,005
Receivable for fund shares sold		47,846
Interest receivable		26,923
Distributions receivable from Fidelity Central Funds		141
Prepaid expenses		6
Receivable from investment adviser for expense reductions		1
Other receivables		4
Total assets		5,985,300

Liabilities
Payable for investments purchased Regular delivery	$ 461,924
Delayed delivery	6,909
Payable for fund shares redeemed	8,205
Distributions payable	2,333
Accrued management fee	2,448
Distribution fees payable	630
Other affiliated payables	633
Other payables and accrued expenses	140
Total liabilities		483,222

Net Assets		$ 5,502,078
Net Assets consist of:
Paid in capital		$ 5,473,481
Undistributed net investment income		58,102
Accumulated undistributed net realized gain (loss) on investments		(168,494)
Net unrealized appreciation (depreciation) on investments		138,989
Net Assets		$ 5,502,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($867,193 ÷ 89,548 shares)	$ 9.68

Maximum offering price per share (100/97.25 of $9.68)	$ 9.95
Class T: Net Asset Value and redemption price per share ($160,634 ÷ 16,609 shares)	$ 9.67

Maximum offering price per share (100/97.25 of $9.67)	$ 9.94
Class B: Net Asset Value and offering price per share ($48,055 ÷ 4,968 shares)A	$ 9.67

Class C: Net Asset Value and offering price per share ($511,802 ÷ 52,860 shares)A	$ 9.68

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($3,080,868 ÷ 318,514 shares)	$ 9.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($833,526 ÷ 86,231 shares)	$ 9.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010

Investment Income
Interest		$ 110,081
Income from Fidelity Central Funds		477
Total income		110,558

Expenses
Management fee	$ 12,183
Transfer agent fees	2,815
Distribution fees	3,074
Accounting fees and expenses	669
Custodian fees and expenses	40
Independent trustees' compensation	11
Registration fees	253
Audit	76
Legal	122
Miscellaneous	30
Total expenses before reductions	19,273
Expense reductions	(5)	19,268
Net investment income		91,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		30,984
Change in net unrealized appreciation (depreciation) on investment securities		136,801
Net gain (loss)		167,785
Net increase (decrease) in net assets resulting from operations		$ 259,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 91,290	$ 126,026
Net realized gain (loss)	30,984	(21,639)
Change in net unrealized appreciation (depreciation)	136,801	475,087
Net increase (decrease) in net assets resulting from operations	259,075	579,474
Distributions to shareholders from net investment income	(68,458)	(95,253)
Distributions to shareholders from net realized gain	(20,518)	-
Total distributions	(88,976)	(95,253)
Share transactions - net increase (decrease)	1,468,261	1,382,631
Redemption fees	217	826
Total increase (decrease) in net assets	1,638,577	1,867,678

Net Assets
Beginning of period	3,863,501	1,995,823
End of period (including undistributed net investment income of $58,102 and undistributed net investment income of $35,270, respectively)	$ 5,502,078	$ 3,863,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income E	.194	.354	.476	.621	.571	.404
Net realized and unrealized gain (loss)	.373	1.232	(1.779)	(.196)	(.022)	(.008)
Total from investment operations	.567	1.586	(1.303)	.425	.549	.396
Distributions from net investment income	(.147)	(.278)	(.448)	(.625)	(.560)	(.397)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.197)	(.278)	(.448)	(.627)	(.560)	(.407)
Redemption fees added to paid in capital E	- I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.68	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Total Return B,C,D	6.16%	20.31%	(13.87)%	4.40%	5.66%	4.05%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of fee waivers, if any	1.04% A	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of all reductions	1.04% A	1.04%	1.06%	1.02%	1.05%	1.06%
Net investment income	4.14% A	4.09%	5.13%	6.28%	5.73%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 867	$ 518	$ 192	$ 257	$ 285	$ 312
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income E	.195	.349	.481	.621	.564	.396
Net realized and unrealized gain (loss)	.372	1.228	(1.762)	(.206)	(.022)	(.007)
Total from investment operations	.567	1.577	(1.281)	.415	.542	.389
Distributions from net investment income	(.147)	(.279)	(.450)	(.625)	(.553)	(.390)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.197)	(.279)	(.450)	(.627)	(.553)	(.400)
Redemption fees added to paid in capital E	- I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Total Return B,C,D	6.18%	20.20%	(13.66)%	4.30%	5.60%	3.98%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of fee waivers, if any	1.03% A	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of all reductions	1.03% A	1.04%	1.03%	1.02%	1.11%	1.13%
Net investment income	4.15% A	4.10%	5.16%	6.28%	5.67%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 161	$ 143	$ 134	$ 309	$ 472	$ 511
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income E	.170	.305	.432	.569	.513	.346
Net realized and unrealized gain (loss)	.373	1.238	(1.771)	(.206)	(.022)	(.008)
Total from investment operations	.543	1.543	(1.339)	.363	.491	.338
Distributions from net investment income	(.123)	(.235)	(.402)	(.573)	(.502)	(.339)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.173)	(.235)	(.402)	(.575)	(.502)	(.349)
Redemption fees added to paid in capital E	-I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return B,C,D	5.91%	19.74%	(14.21)%	3.76%	5.06%	3.46%
Ratios to Average Net Assets F,H
Expenses before reductions	1.57% A	1.56%	1.56%	1.55%	1.63%	1.64%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.63%	1.64%
Expenses net of all reductions	1.55% A	1.55%	1.55%	1.55%	1.62%	1.64%
Net investment income	3.63% A	3.59%	4.64%	5.75%	5.16%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 44	$ 42	$ 100	$ 143	$ 173
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income E	.159	.288	.408	.553	.508	.341
Net realized and unrealized gain (loss)	.373	1.235	(1.770)	(.207)	(.022)	(.008)
Total from investment operations	.532	1.523	(1.362)	.346	.486	.333
Distributions from net investment income	(.112)	(.215)	(.379)	(.556)	(.497)	(.334)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.162)	(.215)	(.379)	(.558)	(.497)	(.344)
Redemption fees added to paid in capital E	- I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.68	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Total Return B,C,D	5.77%	19.43%	(14.41)%	3.58%	5.00%	3.40%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of fee waivers, if any	1.78% A	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of all reductions	1.78% A	1.78%	1.80%	1.71%	1.68%	1.69%
Net investment income	3.40% A	3.35%	4.39%	5.59%	5.10%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$ 512	$ 335	$ 199	$ 345	$ 450	$ 539
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income D	.208	.377	.508	.650	.593	.427
Net realized and unrealized gain (loss)	.373	1.225	(1.771)	(.196)	(.021)	(.008)
Total from investment operations	.581	1.602	(1.263)	.454	.572	.419
Distributions from net investment income	(.161)	(.304)	(.478)	(.654)	(.583)	(.420)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.211)	(.304)	(.478)	(.656)	(.583)	(.430)
Redemption fees added to paid in capital D	- H	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Total Return B,C	6.33%	20.55%	(13.49)%	4.72%	5.92%	4.30%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.75%	.73%	.73%	.81%	.82%
Expenses net of fee waivers, if any	.75% A	.75%	.73%	.73%	.81%	.82%
Expenses net of all reductions	.74% A	.75%	.73%	.72%	.81%	.82%
Net investment income	4.44% A	4.39%	5.46%	6.58%	5.97%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 3,081	$ 2,354	$ 1,292	$ 2,679	$ 2,989	$ 2,471
Portfolio turnover rate F	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income D	.206	.379	.503	.647	.591	.424
Net realized and unrealized gain (loss)	.384	1.221	(1.769)	(.206)	(.021)	(.007)
Total from investment operations	.590	1.600	(1.266)	.441	.570	.417
Distributions from net investment income	(.160)	(.302)	(.475)	(.651)	(.581)	(.418)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.210)	(.302)	(.475)	(.653)	(.581)	(.428)
Redemption fees added to paid in capital D	- H	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return B,C	6.43%	20.54%	(13.54)%	4.58%	5.89%	4.27%
Ratios to Average Net Assets E,G
Expenses before reductions	.77% A	.77%	.77%	.76%	.84%	.85%
Expenses net of fee waivers, if any	.77% A	.77%	.77%	.76%	.84%	.85%
Expenses net of all reductions	.77% A	.77%	.76%	.76%	.83%	.85%
Net investment income	4.41% A	4.36%	5.43%	6.55%	5.95%	4.26%
Supplemental Data
Net assets, end of period (in millions)	$ 834	$ 469	$ 138	$ 207	$ 275	$ 285
Portfolio turnover rate F	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 239,089
Gross unrealized depreciation	(56,402)
Net unrealized appreciation (depreciation)	$ 182,687

Tax cost	$ 5,668,181

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $2,198,735 and $902,134, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 772	$ 60
Class T	0%	.25%	181	-
Class B	.55%	.15%	156	123
Class C	.75%	.25%	1,965	909
			$ 3,074	$ 1,092

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 198
Class T	27
Class B*	37
Class C*	70
$ 332

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 496.16
Class T	108.15
Class B	51.23
Class C	289.15
Fidelity Floating Rate High Income Fund	1,491.12
Institutional Class	380.14
	$ 2,815

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 3

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 9,281	$ 10,536
Class T	2,241	4,731
Class B	577	1,155
Class C	4,486	6,049
Fidelity Floating Rate High Income Fund	43,007	62,441
Institutional Class	8,866	10,341
Total	$ 68,458	$ 95,253

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended April 30, 2010	Year ended October 31, 2009
From net realized gain
Class A	$ 2,787	$ -
Class T	742	-
Class B	234	-
Class C	1,822	-
Fidelity Floating Rate High Income Fund	12,502	-
Institutional Class	2,431	-
Total	$ 20,518	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	44,707	48,725	$ 426,499	$ 415,716
Reinvestment of distributions	1,127	1,018	10,642	8,748
Shares redeemed	(11,897)	(18,093)	(112,479)	(158,144)
Net increase (decrease)	33,937	31,650	$ 324,662	$ 266,320
Class T
Shares sold	3,332	7,181	$ 31,691	$ 60,340
Reinvestment of distributions	273	487	2,571	4,066
Shares redeemed	(2,387)	(8,995)	(22,449)	(77,682)
Net increase (decrease)	1,218	(1,327)	$ 11,813	$ (13,276)
Class B
Shares sold	1,172	1,793	$ 11,164	$ 15,223
Reinvestment of distributions	65	105	613	867
Shares redeemed	(1,032)	(2,368)	(9,767)	(19,832)
Net increase (decrease)	205	(470)	$ 2,010	$ (3,742)
Class C
Shares sold	21,163	19,145	$ 201,637	$ 163,896
Reinvestment of distributions	462	479	4,351	4,023
Shares redeemed	(4,729)	(8,474)	(44,701)	(71,281)
Net increase (decrease)	16,896	11,150	$ 161,287	$ 96,638

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Fidelity Floating Rate High Income Fund
Shares sold	108,907	185,964	$ 1,036,411	$ 1,569,071
Reinvestment of distributions	4,982	6,026	46,969	51,119
Shares redeemed	(48,489)	(100,407)	(457,612)	(857,029)
Net increase (decrease)	65,400	91,583	$ 625,768	$ 763,161
Institutional Class
Shares sold	49,504	53,110	$ 472,338	$ 449,402
Reinvestment of distributions	681	653	6,422	5,644
Shares redeemed	(14,444)	(20,585)	(136,039)	(181,516)
Net increase (decrease)	35,741	33,178	$ 342,721	$ 273,530

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers, and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 24, 2010

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFR-USAN-0610
1.784877.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Floating Rate High Income
Fund - Institutional Class

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.04%
Actual		$ 1,000.00	$ 1,061.60	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class T	1.03%
Actual		$ 1,000.00	$ 1,061.80	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class B	1.55%
Actual		$ 1,000.00	$ 1,059.10	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.78%
Actual		$ 1,000.00	$ 1,057.70	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Fidelity Floating Rate High Income Fund	.75%
Actual		$ 1,000.00	$ 1,063.30	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,064.30	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.9	3.3
Community Health Systems, Inc.	2.7	2.6
Charter Communications Operating LLC	2.7	2.7
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	1.9	1.9
Univision Communications, Inc.	1.7	1.4
	11.9
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.5	13.9
Telecommunications	9.4	9.9
Electric Utilities	8.1	9.0
Cable TV	7.7	8.7
Automotive	6.2	4.8
Quality Diversification (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
BBB 5.9%	BBB 8.3%
BB 37.3%	BB 44.2%
B 29.0%	B 26.5%
CCC,CC,C 3.7%	CCC,CC,C 5.0%
D 0.1%	D 1.1%
Not Rated 14.6%	Not Rated 7.8%
Equities 0.8%	Equities † 0.0%
Short-Term Investments and Net Other Assets 8.6%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Floating Rate Loans 72.9%		Floating Rate Loans 76.5%
	Nonconvertible Bonds 17.6%		Nonconvertible Bonds 16.4%
	Foreign Government & Government Agency Obligations 0.1%		Foreign Government & Government Agency Obligations 0.0%
	Common Stocks 0.8%		Common Stocks † 0.0%
	Short-Term Investments and Net Other Assets 8.6%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	6.3%	** Foreign investments	5.8%

† Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Floating Rate Loans (h) - 72.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
BE Aerospace, Inc. Tranche B, term loan 5.75% 7/28/14 (f)	$ 2,731	$ 2,751
Hexcel Corp. Tranche B, term loan 6.5% 5/21/14 (f)	6,129	6,159
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.0504% 9/30/13 (f)	16,484	16,319
Sequa Corp. term loan 3.5466% 12/3/14 (f)	24,000	22,230
TransDigm, Inc. term loan 2.2775% 6/23/13 (f)	14,340	14,053
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.53% 9/29/13 (f)	4,377	4,300
		65,812
Air Transportation - 1.0%
Delta Air Lines, Inc.:
Tranche 1LN:
Revolving Credit-Linked Deposit 2.2964% 4/30/12 (f)	5,939	5,790
term loan 8.75% 9/27/13 (f)	3,796	3,848
Tranche 2LN, term loan 3.5478% 4/30/14 (f)	8,969	8,408
Northwest Airlines Corp. Tranche B, term loan 3.8% 12/22/13 (f)	4,141	3,810
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (f)	14,000	12,950
US Airways Group, Inc. term loan 2.8128% 3/23/14 (f)	23,930	19,802
		54,608
Automotive - 3.5%
Dana Holding Corp. term loan 4.5304% 1/31/15 (f)	14,833	14,611
Federal-Mogul Corp.:
Tranche B, term loan 2.1885% 12/27/14 (f)	33,105	30,292
Tranche C, term loan 2.1962% 12/27/15 (f)	16,891	15,244
Ford Motor Co. term loan 3.2837% 12/15/13 (f)	77,129	74,661
Oshkosh Co. Tranche B, term loan 6.2594% 12/6/13 (f)	1,882	1,896
Rexnord Corp. Tranche B, term loan 2.8125% 7/19/13 (f)	6,325	6,198
Tenneco, Inc. Credit-Linked Deposit 5.2486% 3/16/14 (f)	8,000	8,020
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.24% 4/30/14 (f)	41,500	39,425
		190,347
Broadcasting - 3.3%
Citadel Broadcasting Corp.:
Tranche A, term loan 6/12/13 (f)	2,000	1,940
Tranche B, term loan 2.03% 6/12/14 (f)	5,208	5,104
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Clear Channel Communications, Inc. Tranche A, term loan 3.6731% 7/30/14 (f)	$ 3,000	$ 2,520
Entravision Communication Corp. term loan 5.55% 3/29/13 (f)	587	578
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (f)	1,750	1,741
Gray Television, Inc. Tranche B, term loan 0% 12/31/14 (f)	4,000	3,920
Nexstar Broadcasting, Inc. term loan 4.9973% 9/30/16 (f)	6,415	6,399
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (f)	6,398	5,886
Sinclair Broadcast Group, Inc. Tranche B, term loan 6.5% 10/23/15 (f)	5,545	5,573
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (f)	105,005	95,292
VNU, Inc.:
term loan 2.2514% 8/9/13 (f)	48,277	47,010
Tranche B, term loan 4.0014% 5/1/16 (f)	4,992	4,955
		180,918
Cable TV - 7.0%
Cequel Communications LLC:
Tranche 1LN, term loan 2.2915% 11/5/13 (f)	10,619	10,433
Tranche A 2LN, term loan 5/5/14 (f)	1,215	1,224
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (f)	7,862	7,961
Tranche B 1LN, term loan 2.3% 3/6/14 (f)	120,043	113,285
Tranche C, term loan 3.55% 9/6/16 (f)	24,000	22,980
CSC Holdings, Inc.:
Tranche B, term loan 2.0044% 3/31/13 (f)	17,057	16,822
Tranche B2, term loan 3.5869% 3/29/16 (f)	5,000	4,988
Tranche B3, term loan 2.0044% 3/29/16 (f)	55,000	54,519
DIRECTV Holdings LLC Tranche B, term loan 1.7731% 4/13/13 (f)	38,974	39,022
Discovery Communications, Inc.:
term loan 2.2901% 5/14/14 (f)	24,424	24,394
Tranche C, term loan 5.25% 5/14/14 (f)	11,880	11,984
Insight Midwest Holdings LLC Tranche B, term loan 2.2703% 4/6/14 (f)	6,750	6,548
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (f)	16,000	15,940
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (f)	$ 2,985	$ 2,992
Tranche E, term loan 4.5% 10/23/17 (f)	6,000	5,955
San Juan Cable, Inc. Tranche 1LN, term loan 2.05% 10/31/12 (f)	4,658	4,448
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (f)	7,874	7,924
UPC Broadband Holding BV:
Tranche T, term loan 3.93% 12/31/16 (f)	17,000	16,766
Tranche X, term loan 3.43% 12/31/17 (f)	13,008	12,878
Wide Open West Finance LLC Tranche A, term loan 6.7591% 6/28/14 (f)	5,000	5,000
		386,063
Capital Goods - 2.8%
Ashtead Group PLC term loan 2.0625% 8/31/11 (f)	2,688	2,661
Baldor Electric Co. term loan 5.25% 1/31/14 (f)	5,327	5,354
Bucyrus International, Inc.:
Tranche B, term loan 2.4917% 5/4/14 (f)	12,030	12,030
Tranche C, term loan 4.5% 2/19/16 (f)	21,000	21,105
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (f)	2,806	2,792
Dresser, Inc.:
Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (f)	9,000	8,730
Tranche B 1LN, term loan 2.4999% 5/4/14 (f)	29,319	28,512
EnergySolutions, Inc.:
Credit-Linked Deposit 4.02% 6/7/13 (f)	317	299
term loan 4.03% 6/7/13 (f)	6,580	6,514
Flowserve Corp. term loan 1.8125% 8/10/12 (f)	32,834	32,711
Polypore, Inc. Tranche B, term loan 2.53% 7/3/14 (f)	1,852	1,792
Rexnord Corp. Tranche B A0, term loan 2.5625% 7/19/13 (f)	3,343	3,277
Sensata Technologies BV term loan 1.9988% 4/27/13 (f)	7,987	7,708
Sensus Metering Systems, Inc. Tranche B term loan 2.3053% 12/17/10 (f)	3,402	3,291
SRAM LLC term loan 5.5% 4/30/15 (f)	2,000	2,005
Terex Corp. term loan:
4.0401% 7/14/13 (f)	10,225	10,020
4.0401% 7/14/13 (f)	3,000	2,970
Walter Energy, Inc. term loan 2.508% 10/3/12 (f)	2,877	2,870
		154,641
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 4.0%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 1.9986% 4/2/13 (f)	$ 5,526	$ 5,250
term loan 2.0415% 4/2/14 (f)	38,929	38,005
CF Industries Holdings, Inc. Tranche B1, term loan 5.25% 4/5/15 (f)	40,000	40,200
Chemtura Corp. term loan 6% 2/1/11 (f)	17,370	17,457
Ferro Corp. Tranche B, term loan 6.2861% 6/6/12 (f)	1,450	1,428
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (f)	3,990	3,950
Huntsman International LLC Tranche B, term loan 2.0047% 4/19/14 (f)	20,557	19,786
INEOS US Finance:
Tranche B, term loan 9.501% 12/16/13 (f)	4,509	4,509
Tranche C, term loan 10.001% 12/16/14 (f)	4,509	4,509
Lyondell Chemical Co. term loan 5.5% 3/30/16 (f)	10,840	10,881
MacDermid, Inc. Tranche B, term loan 2.2731% 4/12/14 (f)	1,970	1,862
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (f)	20,590	19,509
Nalco Co.:
term loan 6.5% 5/13/16 (f)	19,875	20,024
Tranche C, term loan 2.0231% 5/13/16 (f)	1,995	1,975
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (f)	8,925	8,981
Solutia, Inc. Tranche B, term loan 4.75% 3/17/17 (f)	14,815	14,908
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (f)	6,306	6,400
Tranche B 2LN, term loan 9% 6/20/10 (f)	1,694	1,720
		221,354
Consumer Products - 0.6%
Jarden Corp.:
Tranche B1, term loan 2.0401% 1/24/12 (f)	1,072	1,065
Tranche B4, term loan 3.5401% 1/26/15 (f)	3,860	3,850
Jostens IH Corp. Tranche C, term loan 2.2508% 12/21/11 (f)	1,366	1,352
Revlon Consumer Products Corp. term loan 6% 3/11/15 (f)	10,000	9,963
Reynolds Consumer Products Holdings, Inc. term loan 6.25% 5/5/16 (f)	14,906	15,018
Spectrum Brands, Inc.:
Credit-Linked Deposit 8% 6/30/12 (f)	98	98
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Spectrum Brands, Inc.: - continued
Tranche B1, term loan 8.0002% 6/30/12 (f)	$ 1,889	$ 1,889
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (f)	1,876	1,839
		35,074
Containers - 1.6%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	19,000	18,953
Tranche 2LN, term loan 10% 9/2/16 (f)	9,500	9,405
Berry Plastics Holding Corp. Tranche C, term loan 2.257% 4/3/15 (f)	4,952	4,623
BWAY Corp. Tranche B, term loan 2.0625% 7/17/13 (f)	1,846	1,828
Crown Holdings, Inc.:
term loan B 2.0044% 11/15/12 (f)	17,880	17,657
Tranche B, term loan 2.0044% 11/15/12 (f)	9,403	9,285
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7543% 6/14/13 (f)	25,849	25,461
		87,212
Diversified Financial Services - 2.2%
AX Acquisition Corp. Tranche B1, term loan 3.5% 8/15/14 (f)	6,153	5,841
BRSP LLC term loan 7.5% 6/24/14 (f)	7,154	7,154
Clear Channel Capital I LLC Tranche B, term loan 3.9231% 1/29/16 (f)	26,173	21,723
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.26% 8/3/12 (f)	736	736
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (f)	6,923	7,096
Tranche 2LN, term loan 7% 3/17/16 (f)	5,077	5,172
MSCI, Inc. term loan 4.75% 4/12/16 (f)	15,000	15,000
Nuveen Investments, Inc. term loan 3.3247% 11/13/14 (f)	13,044	11,870
Springboard Finance LLC term loan 7% 2/23/15 (f)	10,000	10,000
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 12/1/16 (f)	11,970	12,000
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2901% 12/15/11 (f)	195	190
Credit-Linked Deposit 2.2901% 12/15/13 (f)	623	605
Tranche 1LN, term loan 2.2901% 12/15/13 (f)	1,576	1,529
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Tempus Public Foundation Generation Holdings LLC: - continued
Tranche 2LN, term loan 4.5401% 12/15/14 (f)	$ 18,242	$ 16,829
TowerCo Finance LLC term loan 6% 11/24/14 (f)	5,985	6,045
		121,790
Diversified Media - 0.6%
Advantage Sales & Marketing LLC Tranche 1LN, term loan 5% 4/30/16 (f)	5,000	5,006
Affinion Group, Inc. Tranche B, term loan 5% 10/9/16 (f)	6,000	5,933
Lamar Media Corp. Tranche B, term loan 4.25% 12/31/16 (f)	16,370	16,411
LBI Media, Inc. term loan 1.7731% 3/31/12 (f)	2,208	2,031
Thomson Media, Inc. Tranche B1, term loan 5.8% 11/8/11 (f)	954	925
		30,306
Electric Utilities - 6.7%
AES Corp. term loan 3.29% 8/10/11 (f)	16,732	16,690
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2731% 3/30/12 (f)	3,728	3,523
term loan 3.2901% 3/30/14 (f)	45,536	43,031
Atlas Pipeline Partners, LP Tranche B, term loan 6.75% 7/27/14 (f)	6,065	6,060
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (f)	53,411	51,274
Covanta Energy Corp.:
term loan 1.8086% 2/9/14 (f)	5,847	5,730
Credit-Linked Deposit 1.7915% 2/9/14 (f)	2,967	2,908
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.03% 4/2/13 (f)	35,370	34,840
Tranche B, term loan 4.03% 4/2/13 (f)	3,058	3,012
Energy Investors Funds term loan 2.0125% 4/11/14 (f)	1,299	1,285
MACH Gen LLC Credit-Linked Deposit 2.5401% 2/22/13 (f)	182	170
Mirant North America LLC term loan 2.0231% 1/3/13 (f)	16,504	16,174
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (f)	6,000	5,430
NRG Energy, Inc.:
term loan 2.031% 2/1/13 (f)	36,535	35,667
Credit-Linked Deposit 2.0401% 2/1/13 (f)	28,314	27,642
NSG Holdings LLC:
Credit-Linked Deposit 1.757% 6/15/14 (f)	247	239
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NSG Holdings LLC: - continued
Tranche B, term loan 1.757% 6/15/14 (f)	$ 1,207	$ 1,164
Reliant Energy, Inc. Credit-Linked Deposit 1.9986% 6/30/14 (f)	11,150	10,955
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7517% 10/10/14 (f)	37,523	30,815
Tranche B2, term loan 3.7517% 10/10/14 (f)	26,538	21,695
Tranche B3, term loan 3.7517% 10/10/14 (f)	60,762	49,293
		367,597
Energy - 0.6%
Alon USA, Inc. term loan 2.5173% 8/4/13 (f)	1,871	1,525
Aquilex Holdings LLC Tranche 1LN, term loan 6.25% 4/1/16 (f)	5,000	5,025
Citgo Petroleum Corp. Tranche B, term loan 5.25% 11/15/12 (f)	11,435	11,320
Compagnie Generale de Geophysique SA term loan 3.4527% 1/12/14 (f)	1,298	1,289
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (f)	347	335
Tranche B 1LN, term loan 2.8125% 11/1/13 (f)	3,354	3,236
Sheridan Production Partners LP term loan 7.75% 4/16/17 (f)	4,000	3,990
Targa Resources, Inc./Targa Resources Finance Corp. Tranche B, term loan 6% 7/5/16 (f)	1,444	1,448
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (f)	3,000	2,869
		31,037
Entertainment/Film - 0.1%
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (c)(f)	5,061	2,353
Tranche B1, term loan 20.5% 4/8/12 (c)(f)	3,954	1,839
		4,192
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2602% 3/30/14 (f)	457	415
Food and Drug Retail - 1.0%
GNC Corp. term loan 2.5363% 9/16/13 (f)	2,830	2,745
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (f)	1,985	1,965
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Food and Drug Retail - continued
Rite Aid Corp.: - continued
Tranche ABL, term loan 2.013% 6/4/14 (f)	$ 15,305	$ 14,195
Tranche B4, term loan 9.5% 6/15/15 (f)	20,000	20,875
SUPERVALU, Inc.:
Tranche B, term loan 1.5231% 6/2/12 (f)	9,731	9,512
Tranche B2, term loan 3.0231% 10/5/15 (f)	3,196	3,180
		52,472
Food/Beverage/Tobacco - 1.7%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5% 2/11/16 (f)	10,000	10,038
Constellation Brands, Inc.:
Tranche B, term loan 1.75% 6/5/13 (f)	23,647	23,411
Tranche B, term loan 3% 6/5/15 (f)	11,666	11,783
Dean Foods Co. Tranche B, term loan 1.675% 4/2/14 (f)	27,356	26,741
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.0417% 3/2/17 (f)	1,976	1,996
Tranche C 1LN, term loan 5.0051% 3/2/17 (f)	4,909	4,958
Herbalife International, Inc. term loan 1.77% 7/21/13 (f)	1,670	1,637
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (f)	2,118	2,131
Pinnacle Foods Finance LLC Tranche C, term loan 7.5% 4/4/14 (f)	10,000	10,075
		92,770
Gaming - 2.1%
Ameristar Casinos, Inc. term loan 3.5553% 11/10/12 (f)	4,811	4,811
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (f)	1,223	1,204
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.3158% 1/28/15 (f)	3,688	3,236
Tranche B2, term loan 3.3158% 1/28/15 (f)	8,890	7,812
Tranche B3, term loan 3.3155% 1/28/15 (f)	8,836	7,731
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (f)	1,995	2,072
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (f)	1,166	1,096
Tranche B, term loan 2.05% 5/23/14 (f)	5,770	5,424
MGM Mirage, Inc. Tranche D, term loan 6% 10/3/11 (f)	28,390	27,823
Penn National Gaming, Inc. Tranche B, term loan 2.0228% 10/3/12 (f)	20,901	20,666
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Venetian Macau Ltd.:
Tranche B, term loan 4.8% 5/26/13 (f)	$ 9,797	$ 9,609
Tranche DD, term loan 4.8% 5/26/12 (f)	8,612	8,440
Venetian Macau US Finance, Inc. Tranche B, term loan 4.8% 5/25/13 (f)	13,197	12,933
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.135% 8/15/13 (f)	2,313	2,255
		115,112
Healthcare - 11.7%
Bausch & Lomb, Inc. term loan:
3.5401% 4/26/15 (f)	3,956	3,877
3.5401% 4/26/15 (f)	15,693	15,379
Biomet, Inc. term loan 3.283% 3/25/15 (f)	12,929	12,767
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (f)	2,978	2,996
Community Health Systems, Inc.:
Tranche B, term loan 2.5019% 7/25/14 (f)	146,194	141,792
Tranche DD, term loan 2.5019% 7/25/14 (f)	7,451	7,228
Concentra Operating Corp. Tranche 2LN, term loan 5.8% 6/25/15 (f)	2,925	2,662
DaVita, Inc. Tranche B1, term loan 1.7737% 10/5/12 (f)	40,257	39,701
Emergency Medical Services Corp. term loan 3.2508% 4/8/15 (f)	5,000	5,013
Fresenius Medical Care Holdings, Inc.:
term loan 4.5% 9/10/14 (f)	20,860	21,069
Tranche B, term loan 1.6585% 3/31/13 (f)	34,456	33,853
Tranche C 2LN, term loan 4.5% 9/10/14 (f)	12,140	12,261
HCA, Inc.:
Tranche B, term loan 2.5401% 11/17/13 (f)	119,607	116,254
Tranche B2, term loan 3.5401% 3/31/17 (f)	45,286	45,003
Health Management Associates, Inc. Tranche B, term loan 2.0401% 2/28/14 (f)	1,982	1,915
HealthSouth Corp. term loan:
2.5103% 3/10/13 (f)	8,782	8,606
4.0103% 3/15/14 (f)	5,582	5,554
IASIS Healthcare Corp.:
term loan 2.2731% 3/15/14 (f)	4,436	4,297
Credit-Linked Deposit 2.2644% 3/15/14 (f)	417	404
Tranche DD, term loan 2.2731% 3/15/14 (f)	1,538	1,490
IMS Health, Inc. term loan 5.25% 2/26/16 (f)	3,961	3,996
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Inverness Medical Innovations, Inc.: - continued
Tranche 1LN, term loan 2.2664% 6/26/14 (f)	$ 15,972	$ 15,732
Tranche 2LN, term loan 4.5019% 6/26/15 (f)	2,500	2,488
LifePoint Hospitals, Inc. Tranche B, term loan:
1.885% 4/15/12 (f)	7,220	7,130
3.01% 4/15/15 (f)	12,000	11,925
Manor Care, Inc. term loan 2.7731% 12/21/14 (f)	1,447	1,411
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (f)	14,692	14,692
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (f)	2,781	2,753
Psychiatric Solutions, Inc. term loan 2.0926% 7/1/12 (f)	13,965	13,773
PTS Acquisition Corp. term loan 2.5125% 4/10/14 (f)	1,789	1,695
Renal Advantage, Inc. Tranche B, term loan 2.7563% 9/30/12 (f)	3,906	3,769
Skilled Healthcare Group, Inc. term loan:
4/9/16 (i)	833	834
5.2409% 4/9/16 (f)	9,167	9,178
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.2901% 4/19/13 (f)	2,092	2,024
Tranche B, term loan 2.3494% 4/19/14 (f)	9,429	9,123
Team Health, Inc. term loan 2.2597% 11/22/12 (f)	2,120	2,057
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (f)	10,500	10,539
VCA Antech, Inc. term loan 1.8125% 5/16/11 (f)	5,721	5,599
Vicar Operating, Inc. term loan 1.8125% 5/16/11 (f)	13,441	13,156
VWR Funding, Inc. term loan 2.7731% 6/29/14 (f)	16,876	15,864
Warner Chilcott Corp.:
Tranche A, term loan 5.5% 10/30/14 (f)	7,360	7,369
Tranche B, term loan 5.75% 4/30/15 (f)	9,028	9,040
		646,268
Homebuilding/Real Estate - 1.1%
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (f)	2,861	2,861
CB Richard Ellis Services, Inc.:
Tranche A 2LN, term loan 5.25% 6/24/13 (f)	5,000	4,988
Tranche A1, term loan 5.5% 12/20/13 (f)	1,951	1,951
Tranche B1, term loan 6.5% 12/20/15 (f)	992	992
Tranche B1-A, term loan 6.5% 12/20/15 (f)	10,520	10,520
RE/MAX LLC term loan 6.25% 4/14/16 (f)	4,000	3,970
Realogy Corp.:
Credit-Linked Deposit 3.2487% 10/10/13 (f)	4,303	3,916
Tranche 2LN, term loan 13.5% 10/15/17	8,000	9,040
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2915% 10/10/13 (f)	$ 14,987	$ 13,638
Tranche DD, term loan 3.2927% 10/10/13 (f)	12,417	11,300
		63,176
Insurance - 0.1%
USI Holdings Corp. Tranche B, term loan 3.05% 5/4/14 (f)	3,000	2,775
Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/20/16 (f)	5,000	4,888
Six Flags, Inc. term loan 6.25% 6/30/16 (f)	10,000	10,012
Town Sports International LLC term loan 2.0625% 2/27/14 (f)	2,888	2,686
Universal City Development Partners Ltd. Tranche B, term loan 6.5% 11/6/14 (f)	25,935	26,161
		43,747
Metals/Mining - 0.4%
Compass Minerals Tranche B, term loan 1.7881% 12/22/12 (f)	8,803	8,693
Novelis Corp. term loan 2.2663% 7/6/14 (f)	14,354	13,888
Oxbow Carbon LLC Tranche B, term loan 2.2901% 5/8/14 (f)	1,496	1,467
		24,048
Paper - 2.3%
Domtar Corp. Tranche B, term loan 1.6313% 3/7/14 (f)	728	726
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.2675% 12/20/12 (f)	44,250	43,918
Tranche B, term loan 2.3324% 12/20/12 (f)	12,561	12,467
Graphic Packaging International, Inc. Tranche B, term loan 2.3001% 5/16/14 (f)	7,123	7,016
Smurfit-Stone Container Enterprises, Inc. term loan:
2/22/16 (i)	30,000	30,075
2.9322% 11/11/11 (f)	29,097	28,806
White Birch Paper Co.:
term loan 12% 12/1/10 (f)	413	413
Tranche 1LN, term loan 7% 5/8/14 (c)(f)	1,995	738
Tranche DD, term loan 12% 12/1/10 (f)(i)	143	143
		124,302
Publishing/Printing - 1.8%
Cenveo Corp.:
Tranche C, term loan 4.771% 6/21/13 (f)	1,320	1,322
Tranche DD, term loan 4.771% 6/21/13 (f)	56	56
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Dex Media East LLC term loan 2.8% 10/24/14 (f)	$ 10,947	$ 9,743
Dex Media West LLC/Dex Media West Finance Co. term loan 7.5% 10/24/14 (f)	3,000	2,850
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.4986% 6/12/14 (f)	12,996	12,378
Idearc, Inc. term loan 11% 12/31/15 (f)	5,599	5,291
Newsday LLC term loan 10.5% 8/1/13	3,000	3,255
Quad/Graphics, Inc. term loan 1/26/16 (f)(i)	14,000	13,825
Quebecor World, Inc. term loan 9% 7/12/12 (f)	6,703	6,754
R.H. Donnelley Corp. term loan 9.25% 10/24/14 (f)	16,464	15,970
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (f)	31,777	28,520
		99,964
Railroad - 0.3%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0511% 4/28/13 (f)	15,378	15,224
Tranche C, term loan 1.7869% 4/28/13 (f)	2,918	2,859
		18,083
Restaurants - 0.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.25% 7/25/12 (f)	2,977	3,003
Buffets, Inc. Tranche 1LN, term loan 7.05% 3/24/15 (f)	4,000	3,920
Burger King Corp. Tranche B1, term loan 1.8125% 6/30/12 (f)	4,305	4,305
Del Taco term loan 9.5% 3/29/13 (f)	2,588	2,588
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.539% 6/14/13 (f)	336	303
term loan 2.625% 6/14/14 (f)	4,101	3,691
		17,810
Services - 1.5%
ARAMARK Corp.:
Credit-Linked Deposit 2.3165% 1/26/14 (f)	911	888
term loan 2.1651% 1/26/14 (f)	12,498	12,185
Credit-Linked Deposit 3.5415% 7/26/16 (f)	1,666	1,662
Tranche B, term loan 3.5401% 7/26/16 (f)	25,328	25,264
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (f)	3,047	3,040
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (f)	2,532	2,431
Hertz Corp.:
Credit-Linked Deposit 2.021% 12/21/12 (f)	308	304
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Hertz Corp.: - continued
Tranche B, term loan 2.0124% 12/21/12 (f)	$ 1,671	$ 1,648
Iron Mountain, Inc. term loan 1.7813% 4/16/14 (f)	9,725	9,531
JohnsonDiversey, Inc. Tranche B, term loan 5.5% 11/24/15 (f)	6,983	7,017
ServiceMaster Co.:
term loan 2.7638% 7/24/14 (f)	18,079	17,491
Tranche DD, term loan 2.78% 7/24/14 (f)	1,604	1,552
		83,013
Shipping - 0.1%
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (f)	6,000	6,045
Tranche 2LN, term loan 10.5% 10/8/16 (f)	1,000	993
		7,038
Specialty Retailing - 0.9%
Bass Pro Group LLC Tranche B, term loan 5.75% 4/12/15 (f)	6,000	6,007
Harbor Freight Tools USA, Inc. term loan 5% 2/24/16 (f)	1,939	1,939
Michaels Stores, Inc.:
Tranche B1, term loan 2.5379% 10/31/13 (f)	15,414	14,759
Tranche B2, term loan 4.7879% 7/31/16 (f)	9,285	9,169
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (f)	6,000	6,030
Sally Holdings LLC Tranche B, term loan 2.52% 11/16/13 (f)	3,935	3,881
Toys 'R' Us, Inc. term loan 4.5125% 7/19/12 (f)	8,975	8,997
		50,782
Super Retail - 0.5%
Dollar General Corp. Tranche B1, term loan 3.0567% 7/6/14 (f)	12,244	12,061
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (f)	4,570	4,387
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (f)	1,677	1,593
PETCO Animal Supplies, Inc. term loan 2.5339% 10/26/13 (f)	7,647	7,514
		25,555
Technology - 5.1%
Avaya, Inc. term loan 3.0019% 10/24/14 (f)	25,908	23,770
CommScope, Inc. Tranche B, term loan 2.7941% 12/27/14 (f)	2,000	1,992
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Dealer Computer Services, Inc. term loan 5.25% 4/16/17 (f)	$ 20,000	$ 20,000
Fairchild Semiconductor Corp. Tranche B1, term loan 2.8125% 6/26/13 (f)	3,181	3,149
Fidelity National Information Solutions, Inc. Tranche C, term loan 4.5063% 1/18/12 (f)	60	60
First Data Corp.:
Tranche B1, term loan 3.0144% 9/24/14 (f)	24,289	21,891
Tranche B2, term loan 3.0323% 9/24/14 (f)	37,532	33,826
Tranche B3, term loan 3.0323% 9/24/14 (f)	12,710	11,439
Flextronics International Ltd.:
Tranche B A2, term loan 2.5401% 10/1/14 (f)	1,385	1,333
Tranche B A3, term loan 2.5231% 10/1/14 (f)	1,615	1,555
Tranche B-B, term loan 2.5409% 10/1/12 (f)	11,813	11,606
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (f)	59,409	57,106
Intersil Corp. term loan 5.5% 4/23/16 (f)	7,815	7,835
Itron, Inc. term loan 3.78% 4/18/14 (f)	4,875	4,862
Kronos, Inc.:
Tranche 1LN, term loan 2.2901% 6/11/14 (f)	865	833
Tranche 2LN, term loan 6.0401% 6/11/15 (f)	5,750	5,419
Metavante Technologies, Inc.(Tranche B, term loan 3.4987% 11/1/14 (f)	875	879
ON Semiconductor Corp. term loan 1.9979% 9/6/13 (f)	2,617	2,578
Open Text Corp. term loan 2.5401% 10/2/13 (f)	5,679	5,672
RedPrairie Corp. term loan 6% 3/24/16 (f)	4,000	4,000
Spansion, Inc. term loan 7.75% 2/1/15 (f)	2,000	2,030
SunGard Data Systems, Inc.:
term loan:
2.0014% 2/28/14 (f)	33,617	32,524
3.8752% 2/28/16 (f)	3,990	3,980
Tranche C, term loan 6.75% 2/28/14 (f)	4,940	4,952
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (f)	12,940	12,972
Verifone, Inc. Tranche B, term loan 3.03% 10/31/13 (f)	4,028	3,987
		280,250
Telecommunications - 5.6%
Asurion Corp.:
Tranche 1LN, term loan 3.2495% 7/3/14 (f)	7,965	7,855
Tranche 2LN, term loan 6.7501% 7/3/15 (f)	14,000	13,843
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Cincinnati Bell, Inc. Tranche B, term loan 1.7637% 8/31/12 (f)	$ 10,873	$ 10,655
Crown Castle International Corp. Tranche B, term loan 1.7731% 3/6/14 (f)	7,229	7,085
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (f)	6,667	6,525
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)(f)	2,994	2,477
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (f)	1,222	880
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (f)	43,000	40,528
Intelsat Ltd. Tranche B, term loan 2.7915% 7/3/13 (f)	30,608	30,149
Level 3 Financing, Inc. term loan:
2.5478% 3/13/14 (f)	27,000	25,279
11.5% 3/13/14 (f)	3,000	3,285
MetroPCS Wireless, Inc. Tranche B, term loan 2.522% 11/3/13 (f)	16,752	16,291
PanAmSat Corp.:
Tranche B2 A, term loan 2.7915% 1/3/14 (f)	13,969	13,654
Tranche B2 B, term loan 2.7915% 1/3/14 (f)	13,964	13,650
Tranche B2 C, term loan 2.7915% 1/3/14 (f)	13,964	13,650
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	57,274	57,274
Telesat Holding, Inc.:
Tranche A, term loan 3.28% 10/31/14 (f)	7,321	7,193
Tranche DD, term loan 3.28% 10/31/14 (f)	629	618
Time Warner Telecom, Inc. Tranche B, term loan 2.03% 1/7/13 (f)	4,857	4,809
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.6577% 5/26/13 (f)	6,000	5,955
Tranche C 1LN, term loan 4.6577% 5/26/14 (f)	6,000	5,955
Windstream Corp.:
Tranche B1, term loan 1.81% 7/17/13 (f)	6,094	6,003
Tranche B2, term loan 3.06% 12/17/15 (f)	14,925	14,888
		308,501
Textiles & Apparel - 0.2%
Hanesbrands, Inc. term loan 5.25% 12/10/15 (f)	6,449	6,497
Levi Strauss & Co. term loan 2.5125% 4/4/14 (f)	3,000	2,865
William Carter Co. term loan 1.7791% 6/29/12 (f)	3,762	3,744
		13,106
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (f)	$ 10,826	$ 10,555
TOTAL FLOATING RATE LOANS (Cost $3,916,520)		4,010,693
Nonconvertible Bonds - 17.6%

Aerospace - 0.1%
ManTech International Corp. 7.25% 4/15/18 (d)	6,000	6,120
Air Transportation - 0.4%
Continental Airlines, Inc. 9.25% 5/10/17	3,000	3,195
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	2,000	2,117
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,214
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,715	4,939
		19,465
Automotive - 2.7%
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	1,963
10.625% 3/15/18	2,880	3,089
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (d)	2,810	2,880
Ford Motor Credit Co. LLC:
3.0478% 1/13/12 (f)	8,000	7,740
5.507% 6/15/11 (f)	31,000	31,426
7.875% 6/15/10	9,000	9,048
General Motors Acceptance Corp.:
2.4519% 12/1/14 (f)	40,000	35,000
6.875% 9/15/11	34,000	34,553
7.25% 3/2/11	6,000	6,090
GMAC LLC 6% 12/15/11	2,000	2,010
Lear Corp. 7.875% 3/15/18	1,980	2,030
Navistar International Corp. 8.25% 11/1/21	4,285	4,499
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,210
Tenneco, Inc.:
8.625% 11/15/14	2,000	2,060
10.25% 7/15/13	2,000	2,060
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,025
8.875% 12/1/17 (d)	2,060	2,186
		150,869
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Banks and Thrifts - 0.2%
GMAC LLC:
2.4519% 12/1/14 (f)	$ 2,000	$ 1,750
6% 12/15/11	2,000	1,970
6.875% 9/15/11	9,000	9,158
		12,878
Broadcasting - 0.7%
Allbritton Communications Co. 8% 5/15/18 (d)	3,000	2,996
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (d)	16,870	18,009
Series B 9.25% 12/15/17 (d)	12,485	13,375
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (d)	2,000	2,040
		36,420
Building Materials - 0.0%
Nortek, Inc. 11% 12/1/13	2,009	2,160
Cable TV - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (d)	4,440	4,529
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,080
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,835
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,600
		36,044
Capital Goods - 0.1%
Coleman Cable, Inc. 9% 2/15/18 (d)	3,000	3,068
Esco Corp. 4.132% 12/15/13 (d)(f)	2,000	1,810
		4,878
Chemicals - 0.5%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,200
Lyondell Chemical Co. 11% 5/1/18	3,000	3,188
NOVA Chemicals Corp. 3.6494% 11/15/13 (f)	18,595	17,712
		25,100
Consumer Products - 0.1%
ACCO Brands Corp. 10.625% 3/15/15 (d)	880	970
Reddy Ice Corp. 11.25% 3/15/15 (d)	2,000	2,120
		3,090
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Containers - 0.8%
Berry Plastics Corp.:
5.0528% 2/15/15 (f)	$ 24,000	$ 23,431
8.25% 11/15/15	10,000	10,125
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,230
Solo Cup Co. 10.5% 11/1/13	3,850	4,100
		41,886
Electric Utilities - 1.4%
AES Corp. 9.375% 9/15/10	9,000	9,180
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,120
CMS Energy Corp.:
1.2528% 1/15/13 (f)	8,000	7,640
6.3% 2/1/12	3,000	3,150
Energy Future Holdings Corp.:
10% 1/15/20 (d)	21,320	22,413
10.875% 11/1/17	3,000	2,370
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	174
Mirant North America LLC 7.375% 12/31/13	8,997	9,278
NRG Energy, Inc. 7.375% 2/1/16	7,000	6,948
Orion Power Holdings, Inc. 12% 5/1/10	2,000	2,000
RRI Energy, Inc. 6.75% 12/15/14	10,963	11,278
		78,551
Energy - 0.4%
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	8,000	8,200
Chesapeake Energy Corp.:
7.5% 9/15/13	4,000	4,055
7.625% 7/15/13	3,000	3,120
LINN Energy LLC 8.625% 4/15/20 (d)	3,000	3,113
Quicksilver Resources, Inc. 9.125% 8/15/19	2,000	2,145
Western Refining, Inc. 10.75% 6/15/14 (d)(f)	2,000	1,880
		22,513
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,135
Rite Aid Corp. 10.25% 10/15/19	2,635	2,879
		6,014
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	3,735	3,726
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20 (d)	$ 4,815	$ 5,056
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (d)	2,000	2,030
		7,086
Healthcare - 0.8%
American Renal Holdings, Inc. 8.375% 5/15/18 (d)(e)	2,930	2,959
Elan Finance PLC/Elan Finance Corp. 4.25% 11/15/11 (f)	20,000	19,600
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,100
Tenet Healthcare Corp. 8.875% 7/1/19 (d)	16,000	17,560
		44,219
Metals/Mining - 2.0%
Arch Coal, Inc. 8.75% 8/1/16 (d)	2,000	2,130
CONSOL Energy, Inc. 8% 4/1/17 (d)	11,475	12,049
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (d)	6,645	6,911
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,134
FMG Finance Property Ltd. 4.2519% 9/1/11 (d)(f)	53,000	53,265
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,522
Teck Resources Ltd. 9.75% 5/15/14	17,810	21,550
		110,561
Paper - 0.3%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (d)	3,000	3,218
Cascades, Inc. 7.75% 12/15/17 (d)	3,000	3,045
Domtar Corp. 7.875% 10/15/11	2,000	2,145
NewPage Corp. 11.375% 12/31/14	3,000	3,068
Verso Paper Holdings LLC/Verso Paper, Inc.:
3.9988% 8/1/14 (f)	3,000	2,730
11.5% 7/1/14 (d)	1,885	2,064
		16,270
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(f)	18,915	19,435
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	3,000	3,075
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15 (d)	1,845	2,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - 0.3%
ARAMARK Corp. 3.7488% 2/1/15 (f)	$ 2,000	$ 1,900
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.75% 5/15/14 (f)	15,000	13,818
		15,718
Shipping - 0.3%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	3,505	3,645
9.5% 12/15/14	3,000	3,075
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	7,914
		14,634
Steels - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,090
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	6,000	6,225
Sonic Automotive, Inc. 9% 3/15/18 (d)	2,720	2,774
		8,999
Technology - 0.8%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (d)	4,000	4,120
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	11,960	12,424
10.125% 3/15/18 (d)	6,000	6,510
GeoEye, Inc. 9.625% 10/1/15 (d)	1,505	1,558
NXP BV 3.0528% 10/15/13 (f)	20,465	19,493
Seagate Technology International 10% 5/1/14 (d)	2,275	2,673
		46,778
Telecommunications - 3.8%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	22,000	22,880
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	17,662
Frontier Communications Corp. 8.5% 4/15/20 (d)	4,000	4,120
Intelsat Ltd. 11.25% 6/15/16	4,000	4,320
iPCS, Inc.:
2.3738% 5/1/13 (f)	21,415	20,130
3.4988% 5/1/14 pay-in-kind (f)	1,500	1,395
Lamar Media Corp. 7.875% 4/15/18 (d)	4,000	4,085
Level 3 Financing, Inc. 4.14% 2/15/15 (f)	3,000	2,558
PAETEC Holding Corp. 8.875% 6/30/17 (d)	4,000	4,130
Qwest Corp.:
3.507% 6/15/13 (f)	11,000	11,165
7.875% 9/1/11	15,000	15,919
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Corp.: - continued
8.375% 5/1/16	$ 3,000	$ 3,428
8.875% 3/15/12	3,000	3,278
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,480
7.625% 1/30/11	11,000	11,289
8.375% 3/15/12	15,000	15,825
Sprint Nextel Corp. 0.6878% 6/28/10 (f)	48,156	48,036
tw telecom holdings, Inc. 8% 3/1/18 (d)	3,000	3,105
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,660
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	4,000	3,944
		207,409
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 3.8308% 12/15/14 (f)	12,000	11,580
Levi Strauss & Co. 7.625% 5/15/20 (d)	3,000	3,030
Phillips-Van Heusen Corp. 7.375% 5/15/20 (e)	4,000	4,105
		18,715
TOTAL NONCONVERTIBLE BONDS (Cost $920,774)		966,705
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 1.3072% 4/20/11 (Reg. S) (f) (Cost $3,764)	4,000	3,670
Common Stocks - 0.8%
	Shares
Broadcasting - 0.0%
ION Media Networks, Inc. (a)	2,842	960
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	94
Chemicals - 0.5%
Lyondell Chemical Co. Class B (a)	600,737	13,517
LyondellBasell Industries AF SCA Class A	654,982	14,606
		28,123
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Common Stocks - continued
	Shares	Value (000s)
Diversified Media - 0.2%
RDA Holding Co. (a)	302,964	$ 8,332
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	282
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(g)	1,106,192	7,743
SuperMedia, Inc. (a)	7,943	357
		8,100
TOTAL COMMON STOCKS (Cost $48,436)		47,415
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	0*
Money Market Funds - 14.5%

Fidelity Cash Central Fund, 0.21% (b) (Cost $800,618)	800,618,126	800,618
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $21,767)	$ 21,767	21,767
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $5,711,879)		5,850,868
NET OTHER ASSETS - (6.3)%		(348,790)
NET ASSETS - 100%		$ 5,502,078

* Amount represents less than $1,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $373,404,000 or 6.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,743,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	3/9/10	$ 6,287

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $44,976,000 and $44,877,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$21,767,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 8,293
Banc of America Securities LLC	3,181
Barclays Capital, Inc.	5,882
Societe Generale, New York Branch	4,411
$ 21,767
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 477
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,365	$ 357	$ 16,075	$ 1,933
Financials	551	-	-	551
Industrials	94	-	94	-
Materials	28,123	14,606	13,517	-
Utilities	282	282	-	-
Corporate Bonds	966,705	-	966,705	-
Foreign Government and Government Agency Obligations	3,670	-	3,670	-
Floating Rate Loans	4,010,693	-	4,010,693	-
Other	-	-	-	-
Money Market Funds	800,618	800,618	-	-
Cash Equivalents	21,767	-	21,767	-
Total Investments in Securities:	$ 5,850,868	$ 815,863	$ 5,032,521	$ 2,484
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,007
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	517
Cost of Purchases	960
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,484
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 517

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $196,002,000 of which $16,996,000, $139,317,000 and $39,689,000 will expire on October 31, 2015, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010

Assets
Investment in securities, at value (including repurchase agreements of $21,767) - See accompanying schedule: Unaffiliated issuers (cost $4,911,261)	$ 5,050,250
Fidelity Central Funds (cost $800,618)	800,618
Total Investments (cost $5,711,879)		$ 5,850,868
Cash		5,506
Receivable for investments sold		54,005
Receivable for fund shares sold		47,846
Interest receivable		26,923
Distributions receivable from Fidelity Central Funds		141
Prepaid expenses		6
Receivable from investment adviser for expense reductions		1
Other receivables		4
Total assets		5,985,300

Liabilities
Payable for investments purchased Regular delivery	$ 461,924
Delayed delivery	6,909
Payable for fund shares redeemed	8,205
Distributions payable	2,333
Accrued management fee	2,448
Distribution fees payable	630
Other affiliated payables	633
Other payables and accrued expenses	140
Total liabilities		483,222

Net Assets		$ 5,502,078
Net Assets consist of:
Paid in capital		$ 5,473,481
Undistributed net investment income		58,102
Accumulated undistributed net realized gain (loss) on investments		(168,494)
Net unrealized appreciation (depreciation) on investments		138,989
Net Assets		$ 5,502,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($867,193 ÷ 89,548 shares)	$ 9.68

Maximum offering price per share (100/97.25 of $9.68)	$ 9.95
Class T: Net Asset Value and redemption price per share ($160,634 ÷ 16,609 shares)	$ 9.67

Maximum offering price per share (100/97.25 of $9.67)	$ 9.94
Class B: Net Asset Value and offering price per share ($48,055 ÷ 4,968 shares)A	$ 9.67

Class C: Net Asset Value and offering price per share ($511,802 ÷ 52,860 shares)A	$ 9.68

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($3,080,868 ÷ 318,514 shares)	$ 9.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($833,526 ÷ 86,231 shares)	$ 9.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010

Investment Income
Interest		$ 110,081
Income from Fidelity Central Funds		477
Total income		110,558

Expenses
Management fee	$ 12,183
Transfer agent fees	2,815
Distribution fees	3,074
Accounting fees and expenses	669
Custodian fees and expenses	40
Independent trustees' compensation	11
Registration fees	253
Audit	76
Legal	122
Miscellaneous	30
Total expenses before reductions	19,273
Expense reductions	(5)	19,268
Net investment income		91,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		30,984
Change in net unrealized appreciation (depreciation) on investment securities		136,801
Net gain (loss)		167,785
Net increase (decrease) in net assets resulting from operations		$ 259,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 91,290	$ 126,026
Net realized gain (loss)	30,984	(21,639)
Change in net unrealized appreciation (depreciation)	136,801	475,087
Net increase (decrease) in net assets resulting from operations	259,075	579,474
Distributions to shareholders from net investment income	(68,458)	(95,253)
Distributions to shareholders from net realized gain	(20,518)	-
Total distributions	(88,976)	(95,253)
Share transactions - net increase (decrease)	1,468,261	1,382,631
Redemption fees	217	826
Total increase (decrease) in net assets	1,638,577	1,867,678

Net Assets
Beginning of period	3,863,501	1,995,823
End of period (including undistributed net investment income of $58,102 and undistributed net investment income of $35,270, respectively)	$ 5,502,078	$ 3,863,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income E	.194	.354	.476	.621	.571	.404
Net realized and unrealized gain (loss)	.373	1.232	(1.779)	(.196)	(.022)	(.008)
Total from investment operations	.567	1.586	(1.303)	.425	.549	.396
Distributions from net investment income	(.147)	(.278)	(.448)	(.625)	(.560)	(.397)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.197)	(.278)	(.448)	(.627)	(.560)	(.407)
Redemption fees added to paid in capital E	- I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.68	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Total Return B,C,D	6.16%	20.31%	(13.87)%	4.40%	5.66%	4.05%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of fee waivers, if any	1.04% A	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of all reductions	1.04% A	1.04%	1.06%	1.02%	1.05%	1.06%
Net investment income	4.14% A	4.09%	5.13%	6.28%	5.73%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 867	$ 518	$ 192	$ 257	$ 285	$ 312
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income E	.195	.349	.481	.621	.564	.396
Net realized and unrealized gain (loss)	.372	1.228	(1.762)	(.206)	(.022)	(.007)
Total from investment operations	.567	1.577	(1.281)	.415	.542	.389
Distributions from net investment income	(.147)	(.279)	(.450)	(.625)	(.553)	(.390)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.197)	(.279)	(.450)	(.627)	(.553)	(.400)
Redemption fees added to paid in capital E	- I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Total Return B,C,D	6.18%	20.20%	(13.66)%	4.30%	5.60%	3.98%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of fee waivers, if any	1.03% A	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of all reductions	1.03% A	1.04%	1.03%	1.02%	1.11%	1.13%
Net investment income	4.15% A	4.10%	5.16%	6.28%	5.67%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 161	$ 143	$ 134	$ 309	$ 472	$ 511
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income E	.170	.305	.432	.569	.513	.346
Net realized and unrealized gain (loss)	.373	1.238	(1.771)	(.206)	(.022)	(.008)
Total from investment operations	.543	1.543	(1.339)	.363	.491	.338
Distributions from net investment income	(.123)	(.235)	(.402)	(.573)	(.502)	(.339)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.173)	(.235)	(.402)	(.575)	(.502)	(.349)
Redemption fees added to paid in capital E	-I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return B,C,D	5.91%	19.74%	(14.21)%	3.76%	5.06%	3.46%
Ratios to Average Net Assets F,H
Expenses before reductions	1.57% A	1.56%	1.56%	1.55%	1.63%	1.64%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.63%	1.64%
Expenses net of all reductions	1.55% A	1.55%	1.55%	1.55%	1.62%	1.64%
Net investment income	3.63% A	3.59%	4.64%	5.75%	5.16%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 44	$ 42	$ 100	$ 143	$ 173
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income E	.159	.288	.408	.553	.508	.341
Net realized and unrealized gain (loss)	.373	1.235	(1.770)	(.207)	(.022)	(.008)
Total from investment operations	.532	1.523	(1.362)	.346	.486	.333
Distributions from net investment income	(.112)	(.215)	(.379)	(.556)	(.497)	(.334)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.162)	(.215)	(.379)	(.558)	(.497)	(.344)
Redemption fees added to paid in capital E	- I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.68	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Total Return B,C,D	5.77%	19.43%	(14.41)%	3.58%	5.00%	3.40%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of fee waivers, if any	1.78% A	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of all reductions	1.78% A	1.78%	1.80%	1.71%	1.68%	1.69%
Net investment income	3.40% A	3.35%	4.39%	5.59%	5.10%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$ 512	$ 335	$ 199	$ 345	$ 450	$ 539
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income D	.208	.377	.508	.650	.593	.427
Net realized and unrealized gain (loss)	.373	1.225	(1.771)	(.196)	(.021)	(.008)
Total from investment operations	.581	1.602	(1.263)	.454	.572	.419
Distributions from net investment income	(.161)	(.304)	(.478)	(.654)	(.583)	(.420)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.211)	(.304)	(.478)	(.656)	(.583)	(.430)
Redemption fees added to paid in capital D	- H	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Total Return B,C	6.33%	20.55%	(13.49)%	4.72%	5.92%	4.30%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.75%	.73%	.73%	.81%	.82%
Expenses net of fee waivers, if any	.75% A	.75%	.73%	.73%	.81%	.82%
Expenses net of all reductions	.74% A	.75%	.73%	.72%	.81%	.82%
Net investment income	4.44% A	4.39%	5.46%	6.58%	5.97%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 3,081	$ 2,354	$ 1,292	$ 2,679	$ 2,989	$ 2,471
Portfolio turnover rate F	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income D	.206	.379	.503	.647	.591	.424
Net realized and unrealized gain (loss)	.384	1.221	(1.769)	(.206)	(.021)	(.007)
Total from investment operations	.590	1.600	(1.266)	.441	.570	.417
Distributions from net investment income	(.160)	(.302)	(.475)	(.651)	(.581)	(.418)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.210)	(.302)	(.475)	(.653)	(.581)	(.428)
Redemption fees added to paid in capital D	- H	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return B,C	6.43%	20.54%	(13.54)%	4.58%	5.89%	4.27%
Ratios to Average Net Assets E,G
Expenses before reductions	.77% A	.77%	.77%	.76%	.84%	.85%
Expenses net of fee waivers, if any	.77% A	.77%	.77%	.76%	.84%	.85%
Expenses net of all reductions	.77% A	.77%	.76%	.76%	.83%	.85%
Net investment income	4.41% A	4.36%	5.43%	6.55%	5.95%	4.26%
Supplemental Data
Net assets, end of period (in millions)	$ 834	$ 469	$ 138	$ 207	$ 275	$ 285
Portfolio turnover rate F	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 239,089
Gross unrealized depreciation	(56,402)
Net unrealized appreciation (depreciation)	$ 182,687

Tax cost	$ 5,668,181

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $2,198,735 and $902,134, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 772	$ 60
Class T	0%	.25%	181	-
Class B	.55%	.15%	156	123
Class C	.75%	.25%	1,965	909
			$ 3,074	$ 1,092

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 198
Class T	27
Class B*	37
Class C*	70
$ 332

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 496.16
Class T	108.15
Class B	51.23
Class C	289.15
Fidelity Floating Rate High Income Fund	1,491.12
Institutional Class	380.14
	$ 2,815

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 3

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 9,281	$ 10,536
Class T	2,241	4,731
Class B	577	1,155
Class C	4,486	6,049
Fidelity Floating Rate High Income Fund	43,007	62,441
Institutional Class	8,866	10,341
Total	$ 68,458	$ 95,253

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended April 30, 2010	Year ended October 31, 2009
From net realized gain
Class A	$ 2,787	$ -
Class T	742	-
Class B	234	-
Class C	1,822	-
Fidelity Floating Rate High Income Fund	12,502	-
Institutional Class	2,431	-
Total	$ 20,518	$ -
10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	44,707	48,725	$ 426,499	$ 415,716
Reinvestment of distributions	1,127	1,018	10,642	8,748
Shares redeemed	(11,897)	(18,093)	(112,479)	(158,144)
Net increase (decrease)	33,937	31,650	$ 324,662	$ 266,320
Class T
Shares sold	3,332	7,181	$ 31,691	$ 60,340
Reinvestment of distributions	273	487	2,571	4,066
Shares redeemed	(2,387)	(8,995)	(22,449)	(77,682)
Net increase (decrease)	1,218	(1,327)	$ 11,813	$ (13,276)
Class B
Shares sold	1,172	1,793	$ 11,164	$ 15,223
Reinvestment of distributions	65	105	613	867
Shares redeemed	(1,032)	(2,368)	(9,767)	(19,832)
Net increase (decrease)	205	(470)	$ 2,010	$ (3,742)
Class C
Shares sold	21,163	19,145	$ 201,637	$ 163,896
Reinvestment of distributions	462	479	4,351	4,023
Shares redeemed	(4,729)	(8,474)	(44,701)	(71,281)
Net increase (decrease)	16,896	11,150	$ 161,287	$ 96,638

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Fidelity Floating Rate High Income Fund
Shares sold	108,907	185,964	$ 1,036,411	$ 1,569,071
Reinvestment of distributions	4,982	6,026	46,969	51,119
Shares redeemed	(48,489)	(100,407)	(457,612)	(857,029)
Net increase (decrease)	65,400	91,583	$ 625,768	$ 763,161
Institutional Class
Shares sold	49,504	53,110	$ 472,338	$ 449,402
Reinvestment of distributions	681	653	6,422	5,644
Shares redeemed	(14,444)	(20,585)	(136,039)	(181,516)
Net increase (decrease)	35,741	33,178	$ 342,721	$ 273,530

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers, and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 24, 2010

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFRI-USAN-0610
1.784878.107

Fidelity
Floating Rate High Income
Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.04%
Actual		$ 1,000.00	$ 1,061.60	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class T	1.03%
Actual		$ 1,000.00	$ 1,061.80	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class B	1.55%
Actual		$ 1,000.00	$ 1,059.10	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.78%
Actual		$ 1,000.00	$ 1,057.70	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Fidelity Floating Rate High Income Fund	.75%
Actual		$ 1,000.00	$ 1,063.30	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,064.30	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.9	3.3
Community Health Systems, Inc.	2.7	2.6
Charter Communications Operating LLC	2.7	2.7
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	1.9	1.9
Univision Communications, Inc.	1.7	1.4
	11.9
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.5	13.9
Telecommunications	9.4	9.9
Electric Utilities	8.1	9.0
Cable TV	7.7	8.7
Automotive	6.2	4.8
Quality Diversification (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
BBB 5.9%	BBB 8.3%
BB 37.3%	BB 44.2%
B 29.0%	B 26.5%
CCC,CC,C 3.7%	CCC,CC,C 5.0%
D 0.1%	D 1.1%
Not Rated 14.6%	Not Rated 7.8%
Equities 0.8%	Equities † 0.0%
Short-Term Investments and Net Other Assets 8.6%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Floating Rate Loans 72.9%		Floating Rate Loans 76.5%
	Nonconvertible Bonds 17.6%		Nonconvertible Bonds 16.4%
	Foreign Government & Government Agency Obligations 0.1%		Foreign Government & Government Agency Obligations 0.0%
	Common Stocks 0.8%		Common Stocks † 0.0%
	Short-Term Investments and Net Other Assets 8.6%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	6.3%	** Foreign investments	5.8%

† Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Floating Rate Loans (h) - 72.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
BE Aerospace, Inc. Tranche B, term loan 5.75% 7/28/14 (f)	$ 2,731	$ 2,751
Hexcel Corp. Tranche B, term loan 6.5% 5/21/14 (f)	6,129	6,159
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.0504% 9/30/13 (f)	16,484	16,319
Sequa Corp. term loan 3.5466% 12/3/14 (f)	24,000	22,230
TransDigm, Inc. term loan 2.2775% 6/23/13 (f)	14,340	14,053
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.53% 9/29/13 (f)	4,377	4,300
		65,812
Air Transportation - 1.0%
Delta Air Lines, Inc.:
Tranche 1LN:
Revolving Credit-Linked Deposit 2.2964% 4/30/12 (f)	5,939	5,790
term loan 8.75% 9/27/13 (f)	3,796	3,848
Tranche 2LN, term loan 3.5478% 4/30/14 (f)	8,969	8,408
Northwest Airlines Corp. Tranche B, term loan 3.8% 12/22/13 (f)	4,141	3,810
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (f)	14,000	12,950
US Airways Group, Inc. term loan 2.8128% 3/23/14 (f)	23,930	19,802
		54,608
Automotive - 3.5%
Dana Holding Corp. term loan 4.5304% 1/31/15 (f)	14,833	14,611
Federal-Mogul Corp.:
Tranche B, term loan 2.1885% 12/27/14 (f)	33,105	30,292
Tranche C, term loan 2.1962% 12/27/15 (f)	16,891	15,244
Ford Motor Co. term loan 3.2837% 12/15/13 (f)	77,129	74,661
Oshkosh Co. Tranche B, term loan 6.2594% 12/6/13 (f)	1,882	1,896
Rexnord Corp. Tranche B, term loan 2.8125% 7/19/13 (f)	6,325	6,198
Tenneco, Inc. Credit-Linked Deposit 5.2486% 3/16/14 (f)	8,000	8,020
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.24% 4/30/14 (f)	41,500	39,425
		190,347
Broadcasting - 3.3%
Citadel Broadcasting Corp.:
Tranche A, term loan 6/12/13 (f)	2,000	1,940
Tranche B, term loan 2.03% 6/12/14 (f)	5,208	5,104
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Clear Channel Communications, Inc. Tranche A, term loan 3.6731% 7/30/14 (f)	$ 3,000	$ 2,520
Entravision Communication Corp. term loan 5.55% 3/29/13 (f)	587	578
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (f)	1,750	1,741
Gray Television, Inc. Tranche B, term loan 0% 12/31/14 (f)	4,000	3,920
Nexstar Broadcasting, Inc. term loan 4.9973% 9/30/16 (f)	6,415	6,399
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (f)	6,398	5,886
Sinclair Broadcast Group, Inc. Tranche B, term loan 6.5% 10/23/15 (f)	5,545	5,573
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (f)	105,005	95,292
VNU, Inc.:
term loan 2.2514% 8/9/13 (f)	48,277	47,010
Tranche B, term loan 4.0014% 5/1/16 (f)	4,992	4,955
		180,918
Cable TV - 7.0%
Cequel Communications LLC:
Tranche 1LN, term loan 2.2915% 11/5/13 (f)	10,619	10,433
Tranche A 2LN, term loan 5/5/14 (f)	1,215	1,224
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (f)	7,862	7,961
Tranche B 1LN, term loan 2.3% 3/6/14 (f)	120,043	113,285
Tranche C, term loan 3.55% 9/6/16 (f)	24,000	22,980
CSC Holdings, Inc.:
Tranche B, term loan 2.0044% 3/31/13 (f)	17,057	16,822
Tranche B2, term loan 3.5869% 3/29/16 (f)	5,000	4,988
Tranche B3, term loan 2.0044% 3/29/16 (f)	55,000	54,519
DIRECTV Holdings LLC Tranche B, term loan 1.7731% 4/13/13 (f)	38,974	39,022
Discovery Communications, Inc.:
term loan 2.2901% 5/14/14 (f)	24,424	24,394
Tranche C, term loan 5.25% 5/14/14 (f)	11,880	11,984
Insight Midwest Holdings LLC Tranche B, term loan 2.2703% 4/6/14 (f)	6,750	6,548
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (f)	16,000	15,940
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (f)	$ 2,985	$ 2,992
Tranche E, term loan 4.5% 10/23/17 (f)	6,000	5,955
San Juan Cable, Inc. Tranche 1LN, term loan 2.05% 10/31/12 (f)	4,658	4,448
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (f)	7,874	7,924
UPC Broadband Holding BV:
Tranche T, term loan 3.93% 12/31/16 (f)	17,000	16,766
Tranche X, term loan 3.43% 12/31/17 (f)	13,008	12,878
Wide Open West Finance LLC Tranche A, term loan 6.7591% 6/28/14 (f)	5,000	5,000
		386,063
Capital Goods - 2.8%
Ashtead Group PLC term loan 2.0625% 8/31/11 (f)	2,688	2,661
Baldor Electric Co. term loan 5.25% 1/31/14 (f)	5,327	5,354
Bucyrus International, Inc.:
Tranche B, term loan 2.4917% 5/4/14 (f)	12,030	12,030
Tranche C, term loan 4.5% 2/19/16 (f)	21,000	21,105
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (f)	2,806	2,792
Dresser, Inc.:
Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (f)	9,000	8,730
Tranche B 1LN, term loan 2.4999% 5/4/14 (f)	29,319	28,512
EnergySolutions, Inc.:
Credit-Linked Deposit 4.02% 6/7/13 (f)	317	299
term loan 4.03% 6/7/13 (f)	6,580	6,514
Flowserve Corp. term loan 1.8125% 8/10/12 (f)	32,834	32,711
Polypore, Inc. Tranche B, term loan 2.53% 7/3/14 (f)	1,852	1,792
Rexnord Corp. Tranche B A0, term loan 2.5625% 7/19/13 (f)	3,343	3,277
Sensata Technologies BV term loan 1.9988% 4/27/13 (f)	7,987	7,708
Sensus Metering Systems, Inc. Tranche B term loan 2.3053% 12/17/10 (f)	3,402	3,291
SRAM LLC term loan 5.5% 4/30/15 (f)	2,000	2,005
Terex Corp. term loan:
4.0401% 7/14/13 (f)	10,225	10,020
4.0401% 7/14/13 (f)	3,000	2,970
Walter Energy, Inc. term loan 2.508% 10/3/12 (f)	2,877	2,870
		154,641
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 4.0%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 1.9986% 4/2/13 (f)	$ 5,526	$ 5,250
term loan 2.0415% 4/2/14 (f)	38,929	38,005
CF Industries Holdings, Inc. Tranche B1, term loan 5.25% 4/5/15 (f)	40,000	40,200
Chemtura Corp. term loan 6% 2/1/11 (f)	17,370	17,457
Ferro Corp. Tranche B, term loan 6.2861% 6/6/12 (f)	1,450	1,428
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (f)	3,990	3,950
Huntsman International LLC Tranche B, term loan 2.0047% 4/19/14 (f)	20,557	19,786
INEOS US Finance:
Tranche B, term loan 9.501% 12/16/13 (f)	4,509	4,509
Tranche C, term loan 10.001% 12/16/14 (f)	4,509	4,509
Lyondell Chemical Co. term loan 5.5% 3/30/16 (f)	10,840	10,881
MacDermid, Inc. Tranche B, term loan 2.2731% 4/12/14 (f)	1,970	1,862
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (f)	20,590	19,509
Nalco Co.:
term loan 6.5% 5/13/16 (f)	19,875	20,024
Tranche C, term loan 2.0231% 5/13/16 (f)	1,995	1,975
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (f)	8,925	8,981
Solutia, Inc. Tranche B, term loan 4.75% 3/17/17 (f)	14,815	14,908
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (f)	6,306	6,400
Tranche B 2LN, term loan 9% 6/20/10 (f)	1,694	1,720
		221,354
Consumer Products - 0.6%
Jarden Corp.:
Tranche B1, term loan 2.0401% 1/24/12 (f)	1,072	1,065
Tranche B4, term loan 3.5401% 1/26/15 (f)	3,860	3,850
Jostens IH Corp. Tranche C, term loan 2.2508% 12/21/11 (f)	1,366	1,352
Revlon Consumer Products Corp. term loan 6% 3/11/15 (f)	10,000	9,963
Reynolds Consumer Products Holdings, Inc. term loan 6.25% 5/5/16 (f)	14,906	15,018
Spectrum Brands, Inc.:
Credit-Linked Deposit 8% 6/30/12 (f)	98	98
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Spectrum Brands, Inc.: - continued
Tranche B1, term loan 8.0002% 6/30/12 (f)	$ 1,889	$ 1,889
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (f)	1,876	1,839
		35,074
Containers - 1.6%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	19,000	18,953
Tranche 2LN, term loan 10% 9/2/16 (f)	9,500	9,405
Berry Plastics Holding Corp. Tranche C, term loan 2.257% 4/3/15 (f)	4,952	4,623
BWAY Corp. Tranche B, term loan 2.0625% 7/17/13 (f)	1,846	1,828
Crown Holdings, Inc.:
term loan B 2.0044% 11/15/12 (f)	17,880	17,657
Tranche B, term loan 2.0044% 11/15/12 (f)	9,403	9,285
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7543% 6/14/13 (f)	25,849	25,461
		87,212
Diversified Financial Services - 2.2%
AX Acquisition Corp. Tranche B1, term loan 3.5% 8/15/14 (f)	6,153	5,841
BRSP LLC term loan 7.5% 6/24/14 (f)	7,154	7,154
Clear Channel Capital I LLC Tranche B, term loan 3.9231% 1/29/16 (f)	26,173	21,723
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.26% 8/3/12 (f)	736	736
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (f)	6,923	7,096
Tranche 2LN, term loan 7% 3/17/16 (f)	5,077	5,172
MSCI, Inc. term loan 4.75% 4/12/16 (f)	15,000	15,000
Nuveen Investments, Inc. term loan 3.3247% 11/13/14 (f)	13,044	11,870
Springboard Finance LLC term loan 7% 2/23/15 (f)	10,000	10,000
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 12/1/16 (f)	11,970	12,000
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2901% 12/15/11 (f)	195	190
Credit-Linked Deposit 2.2901% 12/15/13 (f)	623	605
Tranche 1LN, term loan 2.2901% 12/15/13 (f)	1,576	1,529
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Tempus Public Foundation Generation Holdings LLC: - continued
Tranche 2LN, term loan 4.5401% 12/15/14 (f)	$ 18,242	$ 16,829
TowerCo Finance LLC term loan 6% 11/24/14 (f)	5,985	6,045
		121,790
Diversified Media - 0.6%
Advantage Sales & Marketing LLC Tranche 1LN, term loan 5% 4/30/16 (f)	5,000	5,006
Affinion Group, Inc. Tranche B, term loan 5% 10/9/16 (f)	6,000	5,933
Lamar Media Corp. Tranche B, term loan 4.25% 12/31/16 (f)	16,370	16,411
LBI Media, Inc. term loan 1.7731% 3/31/12 (f)	2,208	2,031
Thomson Media, Inc. Tranche B1, term loan 5.8% 11/8/11 (f)	954	925
		30,306
Electric Utilities - 6.7%
AES Corp. term loan 3.29% 8/10/11 (f)	16,732	16,690
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2731% 3/30/12 (f)	3,728	3,523
term loan 3.2901% 3/30/14 (f)	45,536	43,031
Atlas Pipeline Partners, LP Tranche B, term loan 6.75% 7/27/14 (f)	6,065	6,060
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (f)	53,411	51,274
Covanta Energy Corp.:
term loan 1.8086% 2/9/14 (f)	5,847	5,730
Credit-Linked Deposit 1.7915% 2/9/14 (f)	2,967	2,908
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.03% 4/2/13 (f)	35,370	34,840
Tranche B, term loan 4.03% 4/2/13 (f)	3,058	3,012
Energy Investors Funds term loan 2.0125% 4/11/14 (f)	1,299	1,285
MACH Gen LLC Credit-Linked Deposit 2.5401% 2/22/13 (f)	182	170
Mirant North America LLC term loan 2.0231% 1/3/13 (f)	16,504	16,174
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (f)	6,000	5,430
NRG Energy, Inc.:
term loan 2.031% 2/1/13 (f)	36,535	35,667
Credit-Linked Deposit 2.0401% 2/1/13 (f)	28,314	27,642
NSG Holdings LLC:
Credit-Linked Deposit 1.757% 6/15/14 (f)	247	239
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NSG Holdings LLC: - continued
Tranche B, term loan 1.757% 6/15/14 (f)	$ 1,207	$ 1,164
Reliant Energy, Inc. Credit-Linked Deposit 1.9986% 6/30/14 (f)	11,150	10,955
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7517% 10/10/14 (f)	37,523	30,815
Tranche B2, term loan 3.7517% 10/10/14 (f)	26,538	21,695
Tranche B3, term loan 3.7517% 10/10/14 (f)	60,762	49,293
		367,597
Energy - 0.6%
Alon USA, Inc. term loan 2.5173% 8/4/13 (f)	1,871	1,525
Aquilex Holdings LLC Tranche 1LN, term loan 6.25% 4/1/16 (f)	5,000	5,025
Citgo Petroleum Corp. Tranche B, term loan 5.25% 11/15/12 (f)	11,435	11,320
Compagnie Generale de Geophysique SA term loan 3.4527% 1/12/14 (f)	1,298	1,289
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (f)	347	335
Tranche B 1LN, term loan 2.8125% 11/1/13 (f)	3,354	3,236
Sheridan Production Partners LP term loan 7.75% 4/16/17 (f)	4,000	3,990
Targa Resources, Inc./Targa Resources Finance Corp. Tranche B, term loan 6% 7/5/16 (f)	1,444	1,448
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (f)	3,000	2,869
		31,037
Entertainment/Film - 0.1%
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (c)(f)	5,061	2,353
Tranche B1, term loan 20.5% 4/8/12 (c)(f)	3,954	1,839
		4,192
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2602% 3/30/14 (f)	457	415
Food and Drug Retail - 1.0%
GNC Corp. term loan 2.5363% 9/16/13 (f)	2,830	2,745
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (f)	1,985	1,965
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Food and Drug Retail - continued
Rite Aid Corp.: - continued
Tranche ABL, term loan 2.013% 6/4/14 (f)	$ 15,305	$ 14,195
Tranche B4, term loan 9.5% 6/15/15 (f)	20,000	20,875
SUPERVALU, Inc.:
Tranche B, term loan 1.5231% 6/2/12 (f)	9,731	9,512
Tranche B2, term loan 3.0231% 10/5/15 (f)	3,196	3,180
		52,472
Food/Beverage/Tobacco - 1.7%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5% 2/11/16 (f)	10,000	10,038
Constellation Brands, Inc.:
Tranche B, term loan 1.75% 6/5/13 (f)	23,647	23,411
Tranche B, term loan 3% 6/5/15 (f)	11,666	11,783
Dean Foods Co. Tranche B, term loan 1.675% 4/2/14 (f)	27,356	26,741
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.0417% 3/2/17 (f)	1,976	1,996
Tranche C 1LN, term loan 5.0051% 3/2/17 (f)	4,909	4,958
Herbalife International, Inc. term loan 1.77% 7/21/13 (f)	1,670	1,637
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (f)	2,118	2,131
Pinnacle Foods Finance LLC Tranche C, term loan 7.5% 4/4/14 (f)	10,000	10,075
		92,770
Gaming - 2.1%
Ameristar Casinos, Inc. term loan 3.5553% 11/10/12 (f)	4,811	4,811
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (f)	1,223	1,204
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.3158% 1/28/15 (f)	3,688	3,236
Tranche B2, term loan 3.3158% 1/28/15 (f)	8,890	7,812
Tranche B3, term loan 3.3155% 1/28/15 (f)	8,836	7,731
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (f)	1,995	2,072
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (f)	1,166	1,096
Tranche B, term loan 2.05% 5/23/14 (f)	5,770	5,424
MGM Mirage, Inc. Tranche D, term loan 6% 10/3/11 (f)	28,390	27,823
Penn National Gaming, Inc. Tranche B, term loan 2.0228% 10/3/12 (f)	20,901	20,666
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Venetian Macau Ltd.:
Tranche B, term loan 4.8% 5/26/13 (f)	$ 9,797	$ 9,609
Tranche DD, term loan 4.8% 5/26/12 (f)	8,612	8,440
Venetian Macau US Finance, Inc. Tranche B, term loan 4.8% 5/25/13 (f)	13,197	12,933
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.135% 8/15/13 (f)	2,313	2,255
		115,112
Healthcare - 11.7%
Bausch & Lomb, Inc. term loan:
3.5401% 4/26/15 (f)	3,956	3,877
3.5401% 4/26/15 (f)	15,693	15,379
Biomet, Inc. term loan 3.283% 3/25/15 (f)	12,929	12,767
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (f)	2,978	2,996
Community Health Systems, Inc.:
Tranche B, term loan 2.5019% 7/25/14 (f)	146,194	141,792
Tranche DD, term loan 2.5019% 7/25/14 (f)	7,451	7,228
Concentra Operating Corp. Tranche 2LN, term loan 5.8% 6/25/15 (f)	2,925	2,662
DaVita, Inc. Tranche B1, term loan 1.7737% 10/5/12 (f)	40,257	39,701
Emergency Medical Services Corp. term loan 3.2508% 4/8/15 (f)	5,000	5,013
Fresenius Medical Care Holdings, Inc.:
term loan 4.5% 9/10/14 (f)	20,860	21,069
Tranche B, term loan 1.6585% 3/31/13 (f)	34,456	33,853
Tranche C 2LN, term loan 4.5% 9/10/14 (f)	12,140	12,261
HCA, Inc.:
Tranche B, term loan 2.5401% 11/17/13 (f)	119,607	116,254
Tranche B2, term loan 3.5401% 3/31/17 (f)	45,286	45,003
Health Management Associates, Inc. Tranche B, term loan 2.0401% 2/28/14 (f)	1,982	1,915
HealthSouth Corp. term loan:
2.5103% 3/10/13 (f)	8,782	8,606
4.0103% 3/15/14 (f)	5,582	5,554
IASIS Healthcare Corp.:
term loan 2.2731% 3/15/14 (f)	4,436	4,297
Credit-Linked Deposit 2.2644% 3/15/14 (f)	417	404
Tranche DD, term loan 2.2731% 3/15/14 (f)	1,538	1,490
IMS Health, Inc. term loan 5.25% 2/26/16 (f)	3,961	3,996
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Inverness Medical Innovations, Inc.: - continued
Tranche 1LN, term loan 2.2664% 6/26/14 (f)	$ 15,972	$ 15,732
Tranche 2LN, term loan 4.5019% 6/26/15 (f)	2,500	2,488
LifePoint Hospitals, Inc. Tranche B, term loan:
1.885% 4/15/12 (f)	7,220	7,130
3.01% 4/15/15 (f)	12,000	11,925
Manor Care, Inc. term loan 2.7731% 12/21/14 (f)	1,447	1,411
Mylan, Inc. Tranche B, term loan 3.5625% 10/2/14 (f)	14,692	14,692
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (f)	2,781	2,753
Psychiatric Solutions, Inc. term loan 2.0926% 7/1/12 (f)	13,965	13,773
PTS Acquisition Corp. term loan 2.5125% 4/10/14 (f)	1,789	1,695
Renal Advantage, Inc. Tranche B, term loan 2.7563% 9/30/12 (f)	3,906	3,769
Skilled Healthcare Group, Inc. term loan:
4/9/16 (i)	833	834
5.2409% 4/9/16 (f)	9,167	9,178
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.2901% 4/19/13 (f)	2,092	2,024
Tranche B, term loan 2.3494% 4/19/14 (f)	9,429	9,123
Team Health, Inc. term loan 2.2597% 11/22/12 (f)	2,120	2,057
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (f)	10,500	10,539
VCA Antech, Inc. term loan 1.8125% 5/16/11 (f)	5,721	5,599
Vicar Operating, Inc. term loan 1.8125% 5/16/11 (f)	13,441	13,156
VWR Funding, Inc. term loan 2.7731% 6/29/14 (f)	16,876	15,864
Warner Chilcott Corp.:
Tranche A, term loan 5.5% 10/30/14 (f)	7,360	7,369
Tranche B, term loan 5.75% 4/30/15 (f)	9,028	9,040
		646,268
Homebuilding/Real Estate - 1.1%
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (f)	2,861	2,861
CB Richard Ellis Services, Inc.:
Tranche A 2LN, term loan 5.25% 6/24/13 (f)	5,000	4,988
Tranche A1, term loan 5.5% 12/20/13 (f)	1,951	1,951
Tranche B1, term loan 6.5% 12/20/15 (f)	992	992
Tranche B1-A, term loan 6.5% 12/20/15 (f)	10,520	10,520
RE/MAX LLC term loan 6.25% 4/14/16 (f)	4,000	3,970
Realogy Corp.:
Credit-Linked Deposit 3.2487% 10/10/13 (f)	4,303	3,916
Tranche 2LN, term loan 13.5% 10/15/17	8,000	9,040
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2915% 10/10/13 (f)	$ 14,987	$ 13,638
Tranche DD, term loan 3.2927% 10/10/13 (f)	12,417	11,300
		63,176
Insurance - 0.1%
USI Holdings Corp. Tranche B, term loan 3.05% 5/4/14 (f)	3,000	2,775
Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/20/16 (f)	5,000	4,888
Six Flags, Inc. term loan 6.25% 6/30/16 (f)	10,000	10,012
Town Sports International LLC term loan 2.0625% 2/27/14 (f)	2,888	2,686
Universal City Development Partners Ltd. Tranche B, term loan 6.5% 11/6/14 (f)	25,935	26,161
		43,747
Metals/Mining - 0.4%
Compass Minerals Tranche B, term loan 1.7881% 12/22/12 (f)	8,803	8,693
Novelis Corp. term loan 2.2663% 7/6/14 (f)	14,354	13,888
Oxbow Carbon LLC Tranche B, term loan 2.2901% 5/8/14 (f)	1,496	1,467
		24,048
Paper - 2.3%
Domtar Corp. Tranche B, term loan 1.6313% 3/7/14 (f)	728	726
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.2675% 12/20/12 (f)	44,250	43,918
Tranche B, term loan 2.3324% 12/20/12 (f)	12,561	12,467
Graphic Packaging International, Inc. Tranche B, term loan 2.3001% 5/16/14 (f)	7,123	7,016
Smurfit-Stone Container Enterprises, Inc. term loan:
2/22/16 (i)	30,000	30,075
2.9322% 11/11/11 (f)	29,097	28,806
White Birch Paper Co.:
term loan 12% 12/1/10 (f)	413	413
Tranche 1LN, term loan 7% 5/8/14 (c)(f)	1,995	738
Tranche DD, term loan 12% 12/1/10 (f)(i)	143	143
		124,302
Publishing/Printing - 1.8%
Cenveo Corp.:
Tranche C, term loan 4.771% 6/21/13 (f)	1,320	1,322
Tranche DD, term loan 4.771% 6/21/13 (f)	56	56
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Dex Media East LLC term loan 2.8% 10/24/14 (f)	$ 10,947	$ 9,743
Dex Media West LLC/Dex Media West Finance Co. term loan 7.5% 10/24/14 (f)	3,000	2,850
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.4986% 6/12/14 (f)	12,996	12,378
Idearc, Inc. term loan 11% 12/31/15 (f)	5,599	5,291
Newsday LLC term loan 10.5% 8/1/13	3,000	3,255
Quad/Graphics, Inc. term loan 1/26/16 (f)(i)	14,000	13,825
Quebecor World, Inc. term loan 9% 7/12/12 (f)	6,703	6,754
R.H. Donnelley Corp. term loan 9.25% 10/24/14 (f)	16,464	15,970
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (f)	31,777	28,520
		99,964
Railroad - 0.3%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0511% 4/28/13 (f)	15,378	15,224
Tranche C, term loan 1.7869% 4/28/13 (f)	2,918	2,859
		18,083
Restaurants - 0.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.25% 7/25/12 (f)	2,977	3,003
Buffets, Inc. Tranche 1LN, term loan 7.05% 3/24/15 (f)	4,000	3,920
Burger King Corp. Tranche B1, term loan 1.8125% 6/30/12 (f)	4,305	4,305
Del Taco term loan 9.5% 3/29/13 (f)	2,588	2,588
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.539% 6/14/13 (f)	336	303
term loan 2.625% 6/14/14 (f)	4,101	3,691
		17,810
Services - 1.5%
ARAMARK Corp.:
Credit-Linked Deposit 2.3165% 1/26/14 (f)	911	888
term loan 2.1651% 1/26/14 (f)	12,498	12,185
Credit-Linked Deposit 3.5415% 7/26/16 (f)	1,666	1,662
Tranche B, term loan 3.5401% 7/26/16 (f)	25,328	25,264
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (f)	3,047	3,040
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (f)	2,532	2,431
Hertz Corp.:
Credit-Linked Deposit 2.021% 12/21/12 (f)	308	304
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Hertz Corp.: - continued
Tranche B, term loan 2.0124% 12/21/12 (f)	$ 1,671	$ 1,648
Iron Mountain, Inc. term loan 1.7813% 4/16/14 (f)	9,725	9,531
JohnsonDiversey, Inc. Tranche B, term loan 5.5% 11/24/15 (f)	6,983	7,017
ServiceMaster Co.:
term loan 2.7638% 7/24/14 (f)	18,079	17,491
Tranche DD, term loan 2.78% 7/24/14 (f)	1,604	1,552
		83,013
Shipping - 0.1%
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (f)	6,000	6,045
Tranche 2LN, term loan 10.5% 10/8/16 (f)	1,000	993
		7,038
Specialty Retailing - 0.9%
Bass Pro Group LLC Tranche B, term loan 5.75% 4/12/15 (f)	6,000	6,007
Harbor Freight Tools USA, Inc. term loan 5% 2/24/16 (f)	1,939	1,939
Michaels Stores, Inc.:
Tranche B1, term loan 2.5379% 10/31/13 (f)	15,414	14,759
Tranche B2, term loan 4.7879% 7/31/16 (f)	9,285	9,169
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (f)	6,000	6,030
Sally Holdings LLC Tranche B, term loan 2.52% 11/16/13 (f)	3,935	3,881
Toys 'R' Us, Inc. term loan 4.5125% 7/19/12 (f)	8,975	8,997
		50,782
Super Retail - 0.5%
Dollar General Corp. Tranche B1, term loan 3.0567% 7/6/14 (f)	12,244	12,061
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (f)	4,570	4,387
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (f)	1,677	1,593
PETCO Animal Supplies, Inc. term loan 2.5339% 10/26/13 (f)	7,647	7,514
		25,555
Technology - 5.1%
Avaya, Inc. term loan 3.0019% 10/24/14 (f)	25,908	23,770
CommScope, Inc. Tranche B, term loan 2.7941% 12/27/14 (f)	2,000	1,992
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Dealer Computer Services, Inc. term loan 5.25% 4/16/17 (f)	$ 20,000	$ 20,000
Fairchild Semiconductor Corp. Tranche B1, term loan 2.8125% 6/26/13 (f)	3,181	3,149
Fidelity National Information Solutions, Inc. Tranche C, term loan 4.5063% 1/18/12 (f)	60	60
First Data Corp.:
Tranche B1, term loan 3.0144% 9/24/14 (f)	24,289	21,891
Tranche B2, term loan 3.0323% 9/24/14 (f)	37,532	33,826
Tranche B3, term loan 3.0323% 9/24/14 (f)	12,710	11,439
Flextronics International Ltd.:
Tranche B A2, term loan 2.5401% 10/1/14 (f)	1,385	1,333
Tranche B A3, term loan 2.5231% 10/1/14 (f)	1,615	1,555
Tranche B-B, term loan 2.5409% 10/1/12 (f)	11,813	11,606
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (f)	59,409	57,106
Intersil Corp. term loan 5.5% 4/23/16 (f)	7,815	7,835
Itron, Inc. term loan 3.78% 4/18/14 (f)	4,875	4,862
Kronos, Inc.:
Tranche 1LN, term loan 2.2901% 6/11/14 (f)	865	833
Tranche 2LN, term loan 6.0401% 6/11/15 (f)	5,750	5,419
Metavante Technologies, Inc.(Tranche B, term loan 3.4987% 11/1/14 (f)	875	879
ON Semiconductor Corp. term loan 1.9979% 9/6/13 (f)	2,617	2,578
Open Text Corp. term loan 2.5401% 10/2/13 (f)	5,679	5,672
RedPrairie Corp. term loan 6% 3/24/16 (f)	4,000	4,000
Spansion, Inc. term loan 7.75% 2/1/15 (f)	2,000	2,030
SunGard Data Systems, Inc.:
term loan:
2.0014% 2/28/14 (f)	33,617	32,524
3.8752% 2/28/16 (f)	3,990	3,980
Tranche C, term loan 6.75% 2/28/14 (f)	4,940	4,952
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (f)	12,940	12,972
Verifone, Inc. Tranche B, term loan 3.03% 10/31/13 (f)	4,028	3,987
		280,250
Telecommunications - 5.6%
Asurion Corp.:
Tranche 1LN, term loan 3.2495% 7/3/14 (f)	7,965	7,855
Tranche 2LN, term loan 6.7501% 7/3/15 (f)	14,000	13,843
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Cincinnati Bell, Inc. Tranche B, term loan 1.7637% 8/31/12 (f)	$ 10,873	$ 10,655
Crown Castle International Corp. Tranche B, term loan 1.7731% 3/6/14 (f)	7,229	7,085
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (f)	6,667	6,525
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)(f)	2,994	2,477
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (f)	1,222	880
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (f)	43,000	40,528
Intelsat Ltd. Tranche B, term loan 2.7915% 7/3/13 (f)	30,608	30,149
Level 3 Financing, Inc. term loan:
2.5478% 3/13/14 (f)	27,000	25,279
11.5% 3/13/14 (f)	3,000	3,285
MetroPCS Wireless, Inc. Tranche B, term loan 2.522% 11/3/13 (f)	16,752	16,291
PanAmSat Corp.:
Tranche B2 A, term loan 2.7915% 1/3/14 (f)	13,969	13,654
Tranche B2 B, term loan 2.7915% 1/3/14 (f)	13,964	13,650
Tranche B2 C, term loan 2.7915% 1/3/14 (f)	13,964	13,650
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	57,274	57,274
Telesat Holding, Inc.:
Tranche A, term loan 3.28% 10/31/14 (f)	7,321	7,193
Tranche DD, term loan 3.28% 10/31/14 (f)	629	618
Time Warner Telecom, Inc. Tranche B, term loan 2.03% 1/7/13 (f)	4,857	4,809
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.6577% 5/26/13 (f)	6,000	5,955
Tranche C 1LN, term loan 4.6577% 5/26/14 (f)	6,000	5,955
Windstream Corp.:
Tranche B1, term loan 1.81% 7/17/13 (f)	6,094	6,003
Tranche B2, term loan 3.06% 12/17/15 (f)	14,925	14,888
		308,501
Textiles & Apparel - 0.2%
Hanesbrands, Inc. term loan 5.25% 12/10/15 (f)	6,449	6,497
Levi Strauss & Co. term loan 2.5125% 4/4/14 (f)	3,000	2,865
William Carter Co. term loan 1.7791% 6/29/12 (f)	3,762	3,744
		13,106
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (f)	$ 10,826	$ 10,555
TOTAL FLOATING RATE LOANS (Cost $3,916,520)		4,010,693
Nonconvertible Bonds - 17.6%

Aerospace - 0.1%
ManTech International Corp. 7.25% 4/15/18 (d)	6,000	6,120
Air Transportation - 0.4%
Continental Airlines, Inc. 9.25% 5/10/17	3,000	3,195
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	2,000	2,117
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,214
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,715	4,939
		19,465
Automotive - 2.7%
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	1,963
10.625% 3/15/18	2,880	3,089
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (d)	2,810	2,880
Ford Motor Credit Co. LLC:
3.0478% 1/13/12 (f)	8,000	7,740
5.507% 6/15/11 (f)	31,000	31,426
7.875% 6/15/10	9,000	9,048
General Motors Acceptance Corp.:
2.4519% 12/1/14 (f)	40,000	35,000
6.875% 9/15/11	34,000	34,553
7.25% 3/2/11	6,000	6,090
GMAC LLC 6% 12/15/11	2,000	2,010
Lear Corp. 7.875% 3/15/18	1,980	2,030
Navistar International Corp. 8.25% 11/1/21	4,285	4,499
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,210
Tenneco, Inc.:
8.625% 11/15/14	2,000	2,060
10.25% 7/15/13	2,000	2,060
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,025
8.875% 12/1/17 (d)	2,060	2,186
		150,869
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Banks and Thrifts - 0.2%
GMAC LLC:
2.4519% 12/1/14 (f)	$ 2,000	$ 1,750
6% 12/15/11	2,000	1,970
6.875% 9/15/11	9,000	9,158
		12,878
Broadcasting - 0.7%
Allbritton Communications Co. 8% 5/15/18 (d)	3,000	2,996
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (d)	16,870	18,009
Series B 9.25% 12/15/17 (d)	12,485	13,375
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (d)	2,000	2,040
		36,420
Building Materials - 0.0%
Nortek, Inc. 11% 12/1/13	2,009	2,160
Cable TV - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (d)	4,440	4,529
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,080
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,835
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,600
		36,044
Capital Goods - 0.1%
Coleman Cable, Inc. 9% 2/15/18 (d)	3,000	3,068
Esco Corp. 4.132% 12/15/13 (d)(f)	2,000	1,810
		4,878
Chemicals - 0.5%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,200
Lyondell Chemical Co. 11% 5/1/18	3,000	3,188
NOVA Chemicals Corp. 3.6494% 11/15/13 (f)	18,595	17,712
		25,100
Consumer Products - 0.1%
ACCO Brands Corp. 10.625% 3/15/15 (d)	880	970
Reddy Ice Corp. 11.25% 3/15/15 (d)	2,000	2,120
		3,090
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Containers - 0.8%
Berry Plastics Corp.:
5.0528% 2/15/15 (f)	$ 24,000	$ 23,431
8.25% 11/15/15	10,000	10,125
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,230
Solo Cup Co. 10.5% 11/1/13	3,850	4,100
		41,886
Electric Utilities - 1.4%
AES Corp. 9.375% 9/15/10	9,000	9,180
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,120
CMS Energy Corp.:
1.2528% 1/15/13 (f)	8,000	7,640
6.3% 2/1/12	3,000	3,150
Energy Future Holdings Corp.:
10% 1/15/20 (d)	21,320	22,413
10.875% 11/1/17	3,000	2,370
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	174
Mirant North America LLC 7.375% 12/31/13	8,997	9,278
NRG Energy, Inc. 7.375% 2/1/16	7,000	6,948
Orion Power Holdings, Inc. 12% 5/1/10	2,000	2,000
RRI Energy, Inc. 6.75% 12/15/14	10,963	11,278
		78,551
Energy - 0.4%
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	8,000	8,200
Chesapeake Energy Corp.:
7.5% 9/15/13	4,000	4,055
7.625% 7/15/13	3,000	3,120
LINN Energy LLC 8.625% 4/15/20 (d)	3,000	3,113
Quicksilver Resources, Inc. 9.125% 8/15/19	2,000	2,145
Western Refining, Inc. 10.75% 6/15/14 (d)(f)	2,000	1,880
		22,513
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,135
Rite Aid Corp. 10.25% 10/15/19	2,635	2,879
		6,014
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	3,735	3,726
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20 (d)	$ 4,815	$ 5,056
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (d)	2,000	2,030
		7,086
Healthcare - 0.8%
American Renal Holdings, Inc. 8.375% 5/15/18 (d)(e)	2,930	2,959
Elan Finance PLC/Elan Finance Corp. 4.25% 11/15/11 (f)	20,000	19,600
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,100
Tenet Healthcare Corp. 8.875% 7/1/19 (d)	16,000	17,560
		44,219
Metals/Mining - 2.0%
Arch Coal, Inc. 8.75% 8/1/16 (d)	2,000	2,130
CONSOL Energy, Inc. 8% 4/1/17 (d)	11,475	12,049
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (d)	6,645	6,911
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,134
FMG Finance Property Ltd. 4.2519% 9/1/11 (d)(f)	53,000	53,265
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,522
Teck Resources Ltd. 9.75% 5/15/14	17,810	21,550
		110,561
Paper - 0.3%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (d)	3,000	3,218
Cascades, Inc. 7.75% 12/15/17 (d)	3,000	3,045
Domtar Corp. 7.875% 10/15/11	2,000	2,145
NewPage Corp. 11.375% 12/31/14	3,000	3,068
Verso Paper Holdings LLC/Verso Paper, Inc.:
3.9988% 8/1/14 (f)	3,000	2,730
11.5% 7/1/14 (d)	1,885	2,064
		16,270
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(f)	18,915	19,435
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	3,000	3,075
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15 (d)	1,845	2,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - 0.3%
ARAMARK Corp. 3.7488% 2/1/15 (f)	$ 2,000	$ 1,900
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.75% 5/15/14 (f)	15,000	13,818
		15,718
Shipping - 0.3%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	3,505	3,645
9.5% 12/15/14	3,000	3,075
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	7,914
		14,634
Steels - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,090
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	6,000	6,225
Sonic Automotive, Inc. 9% 3/15/18 (d)	2,720	2,774
		8,999
Technology - 0.8%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (d)	4,000	4,120
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	11,960	12,424
10.125% 3/15/18 (d)	6,000	6,510
GeoEye, Inc. 9.625% 10/1/15 (d)	1,505	1,558
NXP BV 3.0528% 10/15/13 (f)	20,465	19,493
Seagate Technology International 10% 5/1/14 (d)	2,275	2,673
		46,778
Telecommunications - 3.8%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	22,000	22,880
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	17,662
Frontier Communications Corp. 8.5% 4/15/20 (d)	4,000	4,120
Intelsat Ltd. 11.25% 6/15/16	4,000	4,320
iPCS, Inc.:
2.3738% 5/1/13 (f)	21,415	20,130
3.4988% 5/1/14 pay-in-kind (f)	1,500	1,395
Lamar Media Corp. 7.875% 4/15/18 (d)	4,000	4,085
Level 3 Financing, Inc. 4.14% 2/15/15 (f)	3,000	2,558
PAETEC Holding Corp. 8.875% 6/30/17 (d)	4,000	4,130
Qwest Corp.:
3.507% 6/15/13 (f)	11,000	11,165
7.875% 9/1/11	15,000	15,919
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Corp.: - continued
8.375% 5/1/16	$ 3,000	$ 3,428
8.875% 3/15/12	3,000	3,278
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,480
7.625% 1/30/11	11,000	11,289
8.375% 3/15/12	15,000	15,825
Sprint Nextel Corp. 0.6878% 6/28/10 (f)	48,156	48,036
tw telecom holdings, Inc. 8% 3/1/18 (d)	3,000	3,105
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,660
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	4,000	3,944
		207,409
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 3.8308% 12/15/14 (f)	12,000	11,580
Levi Strauss & Co. 7.625% 5/15/20 (d)	3,000	3,030
Phillips-Van Heusen Corp. 7.375% 5/15/20 (e)	4,000	4,105
		18,715
TOTAL NONCONVERTIBLE BONDS (Cost $920,774)		966,705
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 1.3072% 4/20/11 (Reg. S) (f) (Cost $3,764)	4,000	3,670
Common Stocks - 0.8%
	Shares
Broadcasting - 0.0%
ION Media Networks, Inc. (a)	2,842	960
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	94
Chemicals - 0.5%
Lyondell Chemical Co. Class B (a)	600,737	13,517
LyondellBasell Industries AF SCA Class A	654,982	14,606
		28,123
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Common Stocks - continued
	Shares	Value (000s)
Diversified Media - 0.2%
RDA Holding Co. (a)	302,964	$ 8,332
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	282
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(g)	1,106,192	7,743
SuperMedia, Inc. (a)	7,943	357
		8,100
TOTAL COMMON STOCKS (Cost $48,436)		47,415
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	0*
Money Market Funds - 14.5%

Fidelity Cash Central Fund, 0.21% (b) (Cost $800,618)	800,618,126	800,618
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $21,767)	$ 21,767	21,767
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $5,711,879)		5,850,868
NET OTHER ASSETS - (6.3)%		(348,790)
NET ASSETS - 100%		$ 5,502,078

* Amount represents less than $1,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $373,404,000 or 6.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,743,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	3/9/10	$ 6,287

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $44,976,000 and $44,877,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$21,767,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 8,293
Banc of America Securities LLC	3,181
Barclays Capital, Inc.	5,882
Societe Generale, New York Branch	4,411
$ 21,767
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 477
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,365	$ 357	$ 16,075	$ 1,933
Financials	551	-	-	551
Industrials	94	-	94	-
Materials	28,123	14,606	13,517	-
Utilities	282	282	-	-
Corporate Bonds	966,705	-	966,705	-
Foreign Government and Government Agency Obligations	3,670	-	3,670	-
Floating Rate Loans	4,010,693	-	4,010,693	-
Other	-	-	-	-
Money Market Funds	800,618	800,618	-	-
Cash Equivalents	21,767	-	21,767	-
Total Investments in Securities:	$ 5,850,868	$ 815,863	$ 5,032,521	$ 2,484
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,007
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	517
Cost of Purchases	960
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,484
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 517

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $196,002,000 of which $16,996,000, $139,317,000 and $39,689,000 will expire on October 31, 2015, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010

Assets
Investment in securities, at value (including repurchase agreements of $21,767) - See accompanying schedule: Unaffiliated issuers (cost $4,911,261)	$ 5,050,250
Fidelity Central Funds (cost $800,618)	800,618
Total Investments (cost $5,711,879)		$ 5,850,868
Cash		5,506
Receivable for investments sold		54,005
Receivable for fund shares sold		47,846
Interest receivable		26,923
Distributions receivable from Fidelity Central Funds		141
Prepaid expenses		6
Receivable from investment adviser for expense reductions		1
Other receivables		4
Total assets		5,985,300

Liabilities
Payable for investments purchased Regular delivery	$ 461,924
Delayed delivery	6,909
Payable for fund shares redeemed	8,205
Distributions payable	2,333
Accrued management fee	2,448
Distribution fees payable	630
Other affiliated payables	633
Other payables and accrued expenses	140
Total liabilities		483,222

Net Assets		$ 5,502,078
Net Assets consist of:
Paid in capital		$ 5,473,481
Undistributed net investment income		58,102
Accumulated undistributed net realized gain (loss) on investments		(168,494)
Net unrealized appreciation (depreciation) on investments		138,989
Net Assets		$ 5,502,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($867,193 ÷ 89,548 shares)	$ 9.68

Maximum offering price per share (100/97.25 of $9.68)	$ 9.95
Class T: Net Asset Value and redemption price per share ($160,634 ÷ 16,609 shares)	$ 9.67

Maximum offering price per share (100/97.25 of $9.67)	$ 9.94
Class B: Net Asset Value and offering price per share ($48,055 ÷ 4,968 shares)A	$ 9.67

Class C: Net Asset Value and offering price per share ($511,802 ÷ 52,860 shares)A	$ 9.68

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($3,080,868 ÷ 318,514 shares)	$ 9.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($833,526 ÷ 86,231 shares)	$ 9.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010

Investment Income
Interest		$ 110,081
Income from Fidelity Central Funds		477
Total income		110,558

Expenses
Management fee	$ 12,183
Transfer agent fees	2,815
Distribution fees	3,074
Accounting fees and expenses	669
Custodian fees and expenses	40
Independent trustees' compensation	11
Registration fees	253
Audit	76
Legal	122
Miscellaneous	30
Total expenses before reductions	19,273
Expense reductions	(5)	19,268
Net investment income		91,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		30,984
Change in net unrealized appreciation (depreciation) on investment securities		136,801
Net gain (loss)		167,785
Net increase (decrease) in net assets resulting from operations		$ 259,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 91,290	$ 126,026
Net realized gain (loss)	30,984	(21,639)
Change in net unrealized appreciation (depreciation)	136,801	475,087
Net increase (decrease) in net assets resulting from operations	259,075	579,474
Distributions to shareholders from net investment income	(68,458)	(95,253)
Distributions to shareholders from net realized gain	(20,518)	-
Total distributions	(88,976)	(95,253)
Share transactions - net increase (decrease)	1,468,261	1,382,631
Redemption fees	217	826
Total increase (decrease) in net assets	1,638,577	1,867,678

Net Assets
Beginning of period	3,863,501	1,995,823
End of period (including undistributed net investment income of $58,102 and undistributed net investment income of $35,270, respectively)	$ 5,502,078	$ 3,863,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income E	.194	.354	.476	.621	.571	.404
Net realized and unrealized gain (loss)	.373	1.232	(1.779)	(.196)	(.022)	(.008)
Total from investment operations	.567	1.586	(1.303)	.425	.549	.396
Distributions from net investment income	(.147)	(.278)	(.448)	(.625)	(.560)	(.397)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.197)	(.278)	(.448)	(.627)	(.560)	(.407)
Redemption fees added to paid in capital E	- I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.68	$ 9.31	$ 8.00	$ 9.75	$ 9.95	$ 9.96
Total Return B,C,D	6.16%	20.31%	(13.87)%	4.40%	5.66%	4.05%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of fee waivers, if any	1.04% A	1.05%	1.06%	1.02%	1.05%	1.06%
Expenses net of all reductions	1.04% A	1.04%	1.06%	1.02%	1.05%	1.06%
Net investment income	4.14% A	4.09%	5.13%	6.28%	5.73%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 867	$ 518	$ 192	$ 257	$ 285	$ 312
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income E	.195	.349	.481	.621	.564	.396
Net realized and unrealized gain (loss)	.372	1.228	(1.762)	(.206)	(.022)	(.007)
Total from investment operations	.567	1.577	(1.281)	.415	.542	.389
Distributions from net investment income	(.147)	(.279)	(.450)	(.625)	(.553)	(.390)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.197)	(.279)	(.450)	(.627)	(.553)	(.400)
Redemption fees added to paid in capital E	- I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.30	$ 8.00	$ 9.73	$ 9.94	$ 9.95
Total Return B,C,D	6.18%	20.20%	(13.66)%	4.30%	5.60%	3.98%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of fee waivers, if any	1.03% A	1.04%	1.03%	1.03%	1.11%	1.13%
Expenses net of all reductions	1.03% A	1.04%	1.03%	1.02%	1.11%	1.13%
Net investment income	4.15% A	4.10%	5.16%	6.28%	5.67%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 161	$ 143	$ 134	$ 309	$ 472	$ 511
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income E	.170	.305	.432	.569	.513	.346
Net realized and unrealized gain (loss)	.373	1.238	(1.771)	(.206)	(.022)	(.008)
Total from investment operations	.543	1.543	(1.339)	.363	.491	.338
Distributions from net investment income	(.123)	(.235)	(.402)	(.573)	(.502)	(.339)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.173)	(.235)	(.402)	(.575)	(.502)	(.349)
Redemption fees added to paid in capital E	-I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.30	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return B,C,D	5.91%	19.74%	(14.21)%	3.76%	5.06%	3.46%
Ratios to Average Net Assets F,H
Expenses before reductions	1.57% A	1.56%	1.56%	1.55%	1.63%	1.64%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.63%	1.64%
Expenses net of all reductions	1.55% A	1.55%	1.55%	1.55%	1.62%	1.64%
Net investment income	3.63% A	3.59%	4.64%	5.75%	5.16%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 44	$ 42	$ 100	$ 143	$ 173
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income E	.159	.288	.408	.553	.508	.341
Net realized and unrealized gain (loss)	.373	1.235	(1.770)	(.207)	(.022)	(.008)
Total from investment operations	.532	1.523	(1.362)	.346	.486	.333
Distributions from net investment income	(.112)	(.215)	(.379)	(.556)	(.497)	(.334)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.162)	(.215)	(.379)	(.558)	(.497)	(.344)
Redemption fees added to paid in capital E	- I	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.68	$ 9.31	$ 8.00	$ 9.74	$ 9.95	$ 9.96
Total Return B,C,D	5.77%	19.43%	(14.41)%	3.58%	5.00%	3.40%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of fee waivers, if any	1.78% A	1.78%	1.80%	1.71%	1.68%	1.69%
Expenses net of all reductions	1.78% A	1.78%	1.80%	1.71%	1.68%	1.69%
Net investment income	3.40% A	3.35%	4.39%	5.59%	5.10%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$ 512	$ 335	$ 199	$ 345	$ 450	$ 539
Portfolio turnover rate G	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income D	.208	.377	.508	.650	.593	.427
Net realized and unrealized gain (loss)	.373	1.225	(1.771)	(.196)	(.021)	(.008)
Total from investment operations	.581	1.602	(1.263)	.454	.572	.419
Distributions from net investment income	(.161)	(.304)	(.478)	(.654)	(.583)	(.420)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.211)	(.304)	(.478)	(.656)	(.583)	(.430)
Redemption fees added to paid in capital D	- H	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.30	$ 8.00	$ 9.74	$ 9.94	$ 9.95
Total Return B,C	6.33%	20.55%	(13.49)%	4.72%	5.92%	4.30%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.75%	.73%	.73%	.81%	.82%
Expenses net of fee waivers, if any	.75% A	.75%	.73%	.73%	.81%	.82%
Expenses net of all reductions	.74% A	.75%	.73%	.72%	.81%	.82%
Net investment income	4.44% A	4.39%	5.46%	6.58%	5.97%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 3,081	$ 2,354	$ 1,292	$ 2,679	$ 2,989	$ 2,471
Portfolio turnover rate F	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95	$ 9.96
Income from Investment Operations
Net investment income D	.206	.379	.503	.647	.591	.424
Net realized and unrealized gain (loss)	.384	1.221	(1.769)	(.206)	(.021)	(.007)
Total from investment operations	.590	1.600	(1.266)	.441	.570	.417
Distributions from net investment income	(.160)	(.302)	(.475)	(.651)	(.581)	(.418)
Distributions from net realized gain	(.050)	-	-	(.002)	-	(.010)
Total distributions	(.210)	(.302)	(.475)	(.653)	(.581)	(.428)
Redemption fees added to paid in capital D	- H	.002	.001	.002	.001	.001
Net asset value, end of period	$ 9.67	$ 9.29	$ 7.99	$ 9.73	$ 9.94	$ 9.95
Total Return B,C	6.43%	20.54%	(13.54)%	4.58%	5.89%	4.27%
Ratios to Average Net Assets E,G
Expenses before reductions	.77% A	.77%	.77%	.76%	.84%	.85%
Expenses net of fee waivers, if any	.77% A	.77%	.77%	.76%	.84%	.85%
Expenses net of all reductions	.77% A	.77%	.76%	.76%	.83%	.85%
Net investment income	4.41% A	4.36%	5.43%	6.55%	5.95%	4.26%
Supplemental Data
Net assets, end of period (in millions)	$ 834	$ 469	$ 138	$ 207	$ 275	$ 285
Portfolio turnover rate F	46% A	25%	16%	69%	61%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 239,089
Gross unrealized depreciation	(56,402)
Net unrealized appreciation (depreciation)	$ 182,687

Tax cost	$ 5,668,181

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $2,198,735 and $902,134, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 772	$ 60
Class T	0%	.25%	181	-
Class B	.55%	.15%	156	123
Class C	.75%	.25%	1,965	909
			$ 3,074	$ 1,092

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 198
Class T	27
Class B*	37
Class C*	70
$ 332

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 496.16
Class T	108.15
Class B	51.23
Class C	289.15
Fidelity Floating Rate High Income Fund	1,491.12
Institutional Class	380.14
	$ 2,815

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 3

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 9,281	$ 10,536
Class T	2,241	4,731
Class B	577	1,155
Class C	4,486	6,049
Fidelity Floating Rate High Income Fund	43,007	62,441
Institutional Class	8,866	10,341
Total	$ 68,458	$ 95,253

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended April 30, 2010	Year ended October 31, 2009
From net realized gain
Class A	$ 2,787	$ -
Class T	742	-
Class B	234	-
Class C	1,822	-
Fidelity Floating Rate High Income Fund	12,502	-
Institutional Class	2,431	-
Total	$ 20,518	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	44,707	48,725	$ 426,499	$ 415,716
Reinvestment of distributions	1,127	1,018	10,642	8,748
Shares redeemed	(11,897)	(18,093)	(112,479)	(158,144)
Net increase (decrease)	33,937	31,650	$ 324,662	$ 266,320
Class T
Shares sold	3,332	7,181	$ 31,691	$ 60,340
Reinvestment of distributions	273	487	2,571	4,066
Shares redeemed	(2,387)	(8,995)	(22,449)	(77,682)
Net increase (decrease)	1,218	(1,327)	$ 11,813	$ (13,276)
Class B
Shares sold	1,172	1,793	$ 11,164	$ 15,223
Reinvestment of distributions	65	105	613	867
Shares redeemed	(1,032)	(2,368)	(9,767)	(19,832)
Net increase (decrease)	205	(470)	$ 2,010	$ (3,742)
Class C
Shares sold	21,163	19,145	$ 201,637	$ 163,896
Reinvestment of distributions	462	479	4,351	4,023
Shares redeemed	(4,729)	(8,474)	(44,701)	(71,281)
Net increase (decrease)	16,896	11,150	$ 161,287	$ 96,638

Semiannual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Fidelity Floating Rate High Income Fund
Shares sold	108,907	185,964	$ 1,036,411	$ 1,569,071
Reinvestment of distributions	4,982	6,026	46,969	51,119
Shares redeemed	(48,489)	(100,407)	(457,612)	(857,029)
Net increase (decrease)	65,400	91,583	$ 625,768	$ 763,161
Institutional Class
Shares sold	49,504	53,110	$ 472,338	$ 449,402
Reinvestment of distributions	681	653	6,422	5,644
Shares redeemed	(14,444)	(20,585)	(136,039)	(181,516)
Net increase (decrease)	35,741	33,178	$ 342,721	$ 273,530

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers, and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2010 and for the year ended October 31, 2009, and the financial highlights for the six months ended April 30, 2010 and for each of the five years in the period ended October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 24, 2010

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FHI-USAN-0610
1.784879.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
High Income Advantage
Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.04%
Actual		$ 1,000.00	$ 1,168.90	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class T	1.03%
Actual		$ 1,000.00	$ 1,168.20	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class B	1.75%
Actual		$ 1,000.00	$ 1,163.30	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.79%
Actual		$ 1,000.00	$ 1,163.70	$ 9.60
HypotheticalA		$ 1,000.00	$ 1,015.92	$ 8.95
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,168.50	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Delta Air Lines, Inc.	2.9	2.9
Freescale Semiconductor, Inc.	2.9	3.2
MGM Mirage, Inc.	2.5	2.4
Univision Communications, Inc.	2.4	2.3
El Paso Corp.	2.2	1.9
	12.9
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.9	11.5
Technology	8.7	8.0
Energy	7.3	9.0
Banks and Thrifts	6.8	5.7
Electric Utilities	5.3	6.3
Quality Diversification (% of fund's net assets)
As of April 30, 2010*	As of October 31, 2009**
AAA,AA,A 0.5%	AAA,AA,A 0.0%
BB 13.6%	BB 16.8%
B 28.4%	B 29.1%
CCC,CC,C 26.3%	CCC,CC,C 26.5%
D 1.7%	D 2.4%
Not Rated 4.5%	Not Rated 3.2%
Equities 18.2%	Equities 17.6%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 4.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Nonconvertible Bonds 57.1%		Nonconvertible Bonds 54.3%
	Convertible Bonds, Preferred Stocks 6.2%		Convertible Bonds, Preferred Stocks 6.9%
	Common Stocks 13.0%		Common Stocks 11.3%
	Floating Rate Loans 16.9%		Floating Rate Loans 23.1%
	Short-Term Investments and Net Other Assets 6.8%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	10.3%	** Foreign investments	9.9%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 58.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.0%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (i)	$ 5,200	$ 5,245
Automotive - 0.3%
Accuride Corp. 7.5% 2/26/20 pay-in-kind	4,014	10,161
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	7,970	6,017
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	10,000	10,938
TOTAL CONVERTIBLE BONDS		32,361
Nonconvertible Bonds - 57.1%
Aerospace - 1.1%
Sequa Corp.:
11.75% 12/1/15 (i)	20,060	20,311
13.5% 12/1/15 pay-in-kind (i)	15,314	16,003
		36,314
Air Transportation - 1.3%
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13	3,097	2,973
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,467	1,313
3.3767% 6/2/13 (j)	6,954	5,980
7.339% 4/19/14	2,195	2,129
Continental Airlines, Inc. 9.25% 5/10/17	2,760	2,939
Delta Air Lines, Inc.:
8% 12/15/07 (a)(i)	10,571	106
10% 8/15/08 (a)	29,000	290
12.25% 3/15/15 (i)	15,000	16,218
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	308	309
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	11
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	39
9.875% 3/15/07 (a)	6,255	47
United Air Lines, Inc. 9.875% 8/1/13 (i)	2,050	2,147
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	5,000	5,488
		39,989
Auto Parts Distribution - 0.5%
Exide Technologies 10.5% 3/15/13	15,000	15,338
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 0.7%
ArvinMeritor, Inc. 10.625% 3/15/18	$ 1,920	$ 2,059
Navistar International Corp. 8.25% 11/1/21	3,275	3,439
TRW Automotive, Inc.:
7% 3/15/14 (i)	1,750	1,772
7.25% 3/15/17 (i)	13,770	13,873
		21,143
Banks and Thrifts - 2.6%
CIT Group, Inc.:
7% 5/1/15	13,325	12,692
7% 5/1/16	6,560	6,232
7% 5/1/17	32,235	30,543
GMAC LLC:
7.5% 12/31/13	18,630	18,863
8% 12/31/18	10,210	10,133
8% 11/1/31	4,273	4,134
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	63
		82,660
Broadcasting - 1.6%
Clear Channel Communications, Inc.:
4.4% 5/15/11	5,325	5,085
11.75% 8/1/16 pay-in-kind (j)	41,704	30,900
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (i)	1,425	1,521
Series B 9.25% 12/15/17 (i)	5,700	6,106
Gray Television, Inc. 10.5% 6/29/15 (i)	1,855	1,855
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	6,203
		51,670
Building Materials - 0.1%
Headwaters, Inc. 11.375% 11/1/14	1,105	1,169
Nortek, Inc. 11% 12/1/13	899	966
		2,135
Cable TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (i)	2,665	2,718
8.125% 4/30/20 (i)	6,360	6,519
		9,237
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - 1.1%
Huntsman International LLC 5.5% 6/30/16 (i)	$ 7,410	$ 6,669
LBI Escrow Corp. 8% 11/1/17 (i)	6,520	6,765
NOVA Chemicals Corp.:
8.375% 11/1/16 (i)	5,000	5,275
8.625% 11/1/19 (i)	5,000	5,281
Solutia, Inc. 8.75% 11/1/17	1,205	1,280
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	7,610	9,056
		34,326
Consumer Products - 0.3%
Reddy Ice Corp. 11.25% 3/15/15 (i)	10,235	10,849
Containers - 0.5%
Berry Plastics Corp.:
5.0528% 2/15/15 (j)	7,560	7,381
8.875% 9/15/14	10,000	9,875
		17,256
Diversified Financial Services - 1.4%
International Lease Finance Corp.:
5.25% 1/10/13	3,375	3,175
5.3% 5/1/12	2,070	2,019
5.625% 9/20/13	965	896
5.875% 5/1/13	3,435	3,243
6.375% 3/25/13	3,400	3,273
6.625% 11/15/13	12,275	11,692
8.625% 9/15/15 (i)	3,560	3,516
8.75% 3/15/17 (i)	4,100	4,039
Penson Worldwide, Inc. 12.5% 5/15/17 (i)	3,330	3,447
Reliance Intermediate Holdings LP 9.5% 12/15/19 (i)	7,000	7,490
Sprint Capital Corp. 8.75% 3/15/32	965	965
		43,755
Diversified Media - 1.4%
Liberty Media Corp.:
5.7% 5/15/13	10,000	10,050
8.25% 2/1/30	660	616
8.5% 7/15/29	745	703
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)	25,235	24,478
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.5% 5/1/16	$ 5,000	$ 5,706
11.625% 2/1/14	3,185	3,635
		45,188
Electric Utilities - 3.5%
AES Corp. 9.75% 4/15/16 (i)	3,630	3,966
Calpine Corp.:
8.5% 7/15/10 (d)(i)	16,320	0
8.75% 7/15/13 (d)(i)	5,865	0
Edison Mission Energy:
7.2% 5/15/19	1,565	1,119
7.625% 5/15/27	18,110	12,315
Energy Future Holdings Corp.:
10% 1/15/20 (i)	3,265	3,432
10.875% 11/1/17	35,100	27,729
Intergen NV 9% 6/30/17 (i)	32,660	34,130
Mirant Americas Generation LLC:
8.5% 10/1/21	2,080	2,023
9.125% 5/1/31	9,625	9,048
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (i)	6,440	6,891
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	4,820	3,627
11.25% 11/1/16 pay-in-kind (j)	12,603	8,503
		112,783
Energy - 4.8%
ATP Oil & Gas Corp. 11.875% 5/1/15 (i)	11,175	11,454
El Paso Energy Corp. 7.75% 1/15/32	1,970	1,974
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)	14,330	14,796
Hercules Offshore, Inc. 10.5% 10/15/17 (i)	5,705	5,876
LINN Energy LLC 8.625% 4/15/20 (i)	8,750	9,078
OPTI Canada, Inc.:
7.875% 12/15/14	27,290	25,994
8.25% 12/15/14	11,005	10,620
Petroleum Development Corp. 12% 2/15/18	7,940	8,536
Plains Exploration & Production Co. 7.75% 6/15/15	12,700	12,954
Quicksilver Resources, Inc.:
7.125% 4/1/16	10,000	9,700
11.75% 1/1/16	9,900	11,484
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Rosetta Resources, Inc. 9.5% 4/15/18 (i)	$ 3,265	$ 3,347
Stone Energy Corp.:
6.75% 12/15/14	4,320	3,974
8.625% 2/1/17	6,000	5,940
Venoco, Inc. 11.5% 10/1/17	7,100	7,562
Western Refining, Inc. 11.25% 6/15/17 (i)	10,000	9,400
		152,689
Entertainment/Film - 0.0%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (i)	1,725	1,863
Food and Drug Retail - 2.1%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Rite Aid Corp.:
7.5% 3/1/17	22,348	21,119
8.625% 3/1/15	11,160	9,905
9.375% 12/15/15	1,345	1,190
9.5% 6/15/17	32,625	28,384
10.25% 10/15/19	2,020	2,207
Tops Markets LLC 10.125% 10/15/15 (i)	4,935	5,231
		68,036
Food/Beverage/Tobacco - 0.3%
Smithfield Foods, Inc. 7.75% 7/1/17	10,545	10,360
Gaming - 4.1%
Downstream Development Authority 12% 10/15/15 (i)	8,750	8,225
Harrah's Escrow Corp. 12.75% 4/15/18 (i)	6,975	6,870
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,000	8,680
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (i)	11,260	8,445
MGM Mirage, Inc.:
6.625% 7/15/15	26,410	22,845
6.75% 4/1/13	5,715	5,401
6.875% 4/1/16	1,155	993
7.5% 6/1/16	33,920	29,850
7.625% 1/15/17	11,885	10,399
9% 3/15/20 (i)	3,180	3,339
11.125% 11/15/17 (i)	4,595	5,227
13% 11/15/13	4,000	4,690
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Station Casinos, Inc.:
6% 4/1/12 (d)	$ 5,550	$ 402
7.75% 8/15/16 (d)	6,150	315
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	15,475	15,630
		131,311
Healthcare - 3.3%
American Renal Holdings, Inc. 8.375% 5/15/18 (i)	1,740	1,757
Apria Healthcare Group, Inc. 11.25% 11/1/14 (i)	10,000	11,050
HCA, Inc.:
6.375% 1/15/15	4,730	4,600
9.875% 2/15/17 (i)	1,475	1,626
Patheon, Inc. 8.625% 4/15/17 (i)	3,340	3,424
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	22,042
Select Medical Corp. 7.625% 2/1/15	5,000	4,750
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	14,046
8.875% 7/1/19 (i)	12,000	13,170
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)	25,688	27,229
		103,694
Homebuilding/Real Estate - 0.3%
DuPont Fabros Technology LP 8.5% 12/15/17 (i)	3,735	3,875
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	6,601
		10,476
Insurance - 1.7%
American International Group, Inc.:
5.05% 10/1/15	1,165	1,099
5.45% 5/18/17	7,765	7,149
5.6% 10/18/16	1,710	1,614
5.85% 1/16/18	1,490	1,387
8.25% 8/15/18	6,220	6,636
Provident Companies, Inc.:
7% 7/15/18	11,260	11,904
7.25% 3/15/28	17,830	17,601
UnumProvident Corp.:
6.75% 12/15/28	4,814	4,603
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Insurance - continued
UnumProvident Corp.: - continued
7.19% 2/1/28	$ 1,145	$ 1,025
USI Holdings Corp. 9.75% 5/15/15 (i)	1,550	1,492
		54,510
Leisure - 1.0%
GWR Operating Partnership LLP 10.875% 4/1/17 (i)	5,005	5,005
Royal Caribbean Cruises Ltd. 11.875% 7/15/15	3,695	4,452
Six Flags Operations, Inc. 12.25% 7/15/16 (d)(i)	17,828	21,447
		30,904
Metals/Mining - 1.3%
FMG Finance Property Ltd. 10.625% 9/1/16 (i)	11,055	12,879
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	12,350	13,832
Novelis, Inc.:
7.25% 2/15/15 (f)	15,000	14,625
11.5% 2/15/15	1,345	1,480
		42,816
Paper - 0.1%
Verso Paper Holdings LLC/Verso Paper, Inc. 3.9988% 8/1/14 (j)	1,810	1,647
Publishing/Printing - 0.9%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,967
Cenveo Corp. 7.875% 12/1/13	11,570	11,570
The Reader's Digest Association, Inc.:
9% 2/15/17 (d)	13,940	174
9.5% 2/15/17 (i)(j)	12,370	12,710
		27,421
Restaurants - 0.1%
Landry's Restaurants, Inc. 11.625% 12/1/15 (i)	1,415	1,535
Services - 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	14,945	15,207
7.75% 5/15/16	14,500	14,735
McJunkin Red Man Corp. 9.5% 12/15/16 (i)	8,155	8,440
Rental Service Corp. 9.5% 12/1/14	5,095	5,210
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (i)(j)	10,000	10,625
		54,217
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - 0.8%
CEVA Group PLC 11.5% 4/1/18 (i)	$ 9,915	$ 10,609
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (i)	2,680	2,787
9.5% 12/15/14	2,065	2,117
syncreon Global Ltd./syncreon Global Finance, Inc. 9.5% 5/1/18 (i)	8,555	8,608
Western Express, Inc. 12.5% 4/15/15 (i)	2,790	2,713
		26,834
Specialty Retailing - 0.4%
General Nutrition Centers, Inc. 4.8934% 3/15/14 pay-in-kind (j)	14,050	13,383
Steels - 0.8%
Edgen Murray Corp. 12.25% 1/15/15 (i)	13,595	13,459
Essar Steel Algoma, Inc. 9.375% 3/15/15 (i)	8,050	8,251
Steel Dynamics, Inc. 6.75% 4/1/15	4,980	5,067
		26,777
Super Retail - 1.2%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,000	960
Intcomex, Inc. 13.25% 12/15/14 (i)	11,400	11,856
NBC Acquisition Corp. 11% 3/15/13	11,890	11,028
Sonic Automotive, Inc. 9% 3/15/18 (i)	1,795	1,831
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (i)	5,000	5,663
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (i)	6,365	6,731
		38,069
Technology - 5.0%
Avaya, Inc.:
9.75% 11/1/15	11,195	11,167
10.875% 11/1/15 pay-in-kind (j)	15,070	14,397
Ceridian Corp.:
11.25% 11/15/15	7,320	7,503
12.25% 11/15/15 pay-in-kind (j)	7,740	7,972
First Data Corp. 9.875% 9/24/15	15,000	13,688
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (i)	7,355	7,640
10.125% 12/15/16	8,920	8,563
10.125% 3/15/18 (i)	23,720	25,736
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (i)	2,135	2,252
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
NXP BV:
7.875% 10/15/14	$ 2,971	$ 2,926
10% 7/15/13 (i)	9,174	9,724
Seagate Technology HDD Holdings 6.8% 10/1/16	9,994	10,119
Spansion LLC 11.25% 1/15/16 (d)(i)	15,415	24,510
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	8,654
Viasystems, Inc. 12% 1/15/15 (i)	4,125	4,558
		159,409
Telecommunications - 10.5%
Citizens Communications Co. 7.875% 1/15/27	6,970	6,534
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (i)	20,885	21,720
Clearwire Escrow Corp. 12% 12/1/15 (i)	11,115	11,560
Cricket Communications, Inc. 9.375% 11/1/14	3,785	3,913
Digicel Group Ltd.:
8.875% 1/15/15 (i)	30,570	30,685
10.5% 4/15/18 (i)	2,215	2,403
Global Crossing Ltd. 12% 9/15/15 (i)	3,530	3,962
Intelsat Bermuda Ltd.:
11.25% 2/4/17	15,000	15,675
12.5% 2/4/17 pay-in-kind (j)	7,363	7,613
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16	29,580	31,946
Lamar Media Corp. 7.875% 4/15/18 (i)	2,550	2,604
Level 3 Financing, Inc. 9.25% 11/1/14	8,940	8,839
MetroPCS Wireless, Inc.:
9.25% 11/1/14	20,740	21,518
9.25% 11/1/14	7,565	7,887
Muzak LLC 15% 7/31/14 pay-in-kind	3,964	3,436
Nextel Communications, Inc.:
5.95% 3/15/14	2,225	2,125
6.875% 10/31/13	5,000	4,913
7.375% 8/1/15	21,405	20,843
NII Capital Corp. 10% 8/15/16 (i)	10,000	11,100
Sprint Capital Corp.:
6.875% 11/15/28	33,655	29,280
6.9% 5/1/19	27,155	25,695
Sprint Nextel Corp.:
6% 12/1/16	44,055	40,641
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Nextel Corp.: - continued
8.375% 8/15/17	$ 10,000	$ 10,375
Wind Acquisition Finance SA 11.75% 7/15/17 (i)	10,000	11,100
		336,367
Textiles & Apparel - 0.2%
Express LLC/Express Finance Corp. 8.75% 3/1/18 (i)	5,055	5,257
Levi Strauss & Co. 7.625% 5/15/20 (i)	2,020	2,040
		7,297
TOTAL NONCONVERTIBLE BONDS		1,822,258
TOTAL CORPORATE BONDS (Cost $1,686,719)		1,854,619
Common Stocks - 13.0%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	1,087,069	13,132
Automotive - 0.6%
Accuride Corp. (a)	2,809,927	3,850
Exide Technologies (a)	2,500,000	14,850
Penske Automotive Group, Inc. (a)	150,000	2,247
		20,947
Banks and Thrifts - 2.3%
Bank of America Corp.	1,664,334	29,675
Huntington Bancshares, Inc.	2,797,544	18,939
KeyCorp	2,606,990	23,515
Washington Mutual, Inc. (a)	505,500	85
		72,214
Broadcasting - 0.1%
Gray Television, Inc. (a)	494,070	1,853
Building Materials - 0.7%
Nortek, Inc. (a)	895	42
Owens Corning (a)	647,522	22,521
		22,563
Chemicals - 1.5%
Georgia Gulf Corp. (a)(h)	1,945,619	38,964
Common Stocks - continued
	Shares	Value (000s)
Chemicals - continued
Lyondell Chemical Co. Class B, (a)	199,721	$ 4,494
LyondellBasell Industries AF SCA Class A	217,664	4,854
		48,312
Consumer Products - 0.5%
Revlon, Inc. (a)	287,000	5,028
Sealy Corp., Inc. (a)	3,380,746	12,644
		17,672
Containers - 0.1%
Anchor Glass Container Corp. (a)	172,857	2,939
Pliant Corp. (a)	2,041	0
		2,939
Diversified Media - 0.3%
RDA Holding Co. (a)	301,596	8,294
Electric Utilities - 1.0%
AES Corp.	2,802,509	32,341
Energy - 0.5%
El Paso Corp.	1,000,900	12,111
OPTI Canada, Inc. (a)	1,500,000	3,380
Teekay Tankers Ltd.	28,500	363
		15,854
Food/Beverage/Tobacco - 0.3%
American Italian Pasta Co. Class A (a)	230,000	9,023
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
Healthcare - 1.1%
Kinetic Concepts, Inc. (a)	100,000	4,330
Service Corp. International	500,000	4,490
Tenet Healthcare Corp. (a)	4,057,534	25,360
		34,180
Metals/Mining - 0.3%
Cloud Peak Energy, Inc.	622,900	9,966
Publishing/Printing - 0.5%
Cenveo, Inc. (a)	1,235,258	10,586
HMH Holdings, Inc. (a)(k)	721,561	5,051
HMH Holdings, Inc. warrants 3/9/17 (a)	182,417	182
		15,819
Shipping - 0.5%
Teekay Corp.	665,000	16,658
Common Stocks - continued
	Shares	Value (000s)
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	$ 0
Technology - 1.3%
Amkor Technology, Inc. (a)(g)	1,148,900	8,663
Flextronics International Ltd. (a)	3,376,500	26,168
Harman International Industries, Inc. (a)	100,000	3,948
Viasystems Group, Inc. (a)	85,887	1,847
		40,626
Telecommunications - 1.0%
ICO Global Communications Holdings Ltd. Class A (a)	52,772	79
Level 3 Communications, Inc. (a)	3,000,000	4,680
One Communications (a)	925,628	926
PAETEC Holding Corp. (a)	5,288,426	26,336
		32,021
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(k)	42,253	322
Pillowtex Corp. (a)	490,256	0
		322
TOTAL COMMON STOCKS (Cost $439,869)		414,736
Preferred Stocks - 5.2%

Convertible Preferred Stocks - 3.9%
Banks and Thrifts - 1.9%
Bank of America Corp. Series L, 7.25%	22,855	22,443
Wells Fargo & Co. 7.50%	39,909	39,193
		61,636
Energy - 1.8%
El Paso Corp. 4.99% (i)	54,500	57,228
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00% (a)	5,000	5,564
TOTAL CONVERTIBLE PREFERRED STOCKS		124,428
Nonconvertible Preferred Stocks - 1.3%
Consumer Products - 0.8%
Revlon, Inc. Series A 12.75%	4,464,520	25,626
Diversified Financial Services - 0.5%
GMAC, Inc. 7.00% (i)	20,860	17,575
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Telecommunications - 0.0%
Muzak LLC 0.00% (a)	249,590	$ 202
TOTAL NONCONVERTIBLE PREFERRED STOCKS		43,403
TOTAL PREFERRED STOCKS (Cost $213,833)		167,831
Floating Rate Loans - 16.9%
	Principal Amount (000s)
Aerospace - 0.4%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.28% 5/11/15 pay-in-kind (j)	$ 130	120
Sequa Corp. term loan 3.5466% 12/3/14 (j)	14,584	13,509
		13,629
Air Transportation - 2.2%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2964% 4/30/12 (j)	42,290	41,232
Tranche 2LN, term loan 3.5478% 4/30/14 (j)	23,494	22,025
US Airways Group, Inc. term loan 2.8128% 3/23/14 (j)	9,863	8,162
		71,419
Automotive - 1.4%
AM General LLC term loan 6.0401% 4/17/12 (j)	1,666	1,400
Federal-Mogul Corp.:
Tranche B, term loan 2.1885% 12/27/14 (j)	13,109	11,995
Tranche C, term loan 2.1962% 12/27/15 (j)	6,688	6,036
Ford Motor Co. term loan 3.2837% 12/15/13 (j)	14,771	14,298
Visteon Corp. term loan 4.426% 6/13/13 (d)(j)	10,000	10,700
		44,429
Broadcasting - 2.4%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (j)	83,045	75,362
Cable TV - 0.8%
CCO Holdings, LLC Tranche 3LN, term loan 2.7556% 9/6/14 (j)	28,745	26,877
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (j)	12,145	11,781
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 0.3%
MacDermid, Inc. Tranche B, term loan 2.2731% 4/12/14 (j)	$ 5,593	$ 5,286
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0401% 11/18/14 (j)	3,630	3,376
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (j)	1,226	1,244
Tranche B 2LN, term loan 9% 6/20/10 (j)	329	334
		10,240
Diversified Financial Services - 0.1%
AX Acquisition Corp. Tranche B1, term loan 3.5% 8/15/14 (j)	2,817	2,675
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.5401% 12/15/14 (j)	1,005	927
		3,602
Electric Utilities - 0.8%
Ashmore Energy International term loan 3.2901% 3/30/14 (j)	9,537	9,013
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (j)	4,904	4,708
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.7517% 10/10/14 (j)	7,357	6,014
Tranche B3, term loan 3.7517% 10/10/14 (j)	7,957	6,455
		26,190
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (j)	752	719
Gaming - 0.2%
Centaur Gaming LLC Tranche 1LN, term loan 9.25% 10/30/12 (d)(j)	2,720	2,231
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (j)	4,988	5,181
		7,412
Homebuilding/Real Estate - 0.3%
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/49 (d)(j)	2,615	2,680
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	4,790	5,413
		8,093
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 7.05% 11/8/14 (d)(j)	8,620	0
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - 0.2%
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.4986% 6/12/14 (j)	$ 7,008	$ 6,675
Restaurants - 1.7%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.539% 6/14/13 (j)	5,008	4,508
term loan 2.625% 6/14/14 (j)	54,847	49,362
		53,870
Services - 0.8%
Central Parking Corp.:
Credit-Linked Deposit 2.5625% 5/22/14 (j)	4,993	3,944
Tranche B 1LN, term loan 2.5625% 5/22/14 (j)	13,105	10,353
ServiceMaster Co.:
term loan 2.7638% 7/24/14 (j)	9,002	8,709
Tranche DD, term loan 2.78% 7/24/14 (j)	896	867
		23,873
Specialty Retailing - 2.1%
Eddie Bauer Holdings, Inc.:
term loan 8.25% 4/1/14 (d)(j)	750	675
term loan 8.25% 4/1/14 pay-in-kind (d)(j)	610	549
Michaels Stores, Inc.:
Tranche B1, term loan 2.5379% 10/31/13 (j)	29,232	27,990
Tranche B2, term loan 4.7879% 7/31/16 (j)	39,340	38,848
		68,062
Technology - 2.4%
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (j)	51,473	49,479
Intergraph Corp. Tranche 2LN, term loan 8.5019% 11/29/14 (j)	15,150	15,339
Spansion, Inc. term loan 7.75% 2/1/15 (j)	10,775	10,937
		75,755
Telecommunications - 0.4%
Level 3 Financing, Inc. term loan 2.5478% 3/13/14 (j)	12,425	11,633
TOTAL FLOATING RATE LOANS (Cost $519,044)		539,621
Money Market Funds - 4.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	152,939,371	$ 152,939
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,084,050	1,084
TOTAL MONEY MARKET FUNDS (Cost $154,023)		154,023
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $2,691)	$ 2,691	2,691
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $3,016,179)		3,133,521
NET OTHER ASSETS - 1.9%		59,503
NET ASSETS - 100%		$ 3,193,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $722,492,000 or 22.6% of net assets.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,373,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 11,714
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,691,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 1,026
Banc of America Securities LLC	393
Barclays Capital, Inc.	727
Societe Generale, New York Branch	545
$ 2,691
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 80
Fidelity Securities Lending Cash Central Fund	6
Total	$ 86
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 27,959	$ -	$ -	$ -	$ 38,964
Total	$ 27,959	$ -	$ 0	$ -	$ 38,964
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,881	$ 40,032	$ 13,345	$ 504
Consumer Staples	39,677	14,051	-	25,626
Energy	99,706	42,478	57,228	-
Financials	151,425	94,657	56,768	-
Health Care	35,254	29,690	5,564	-
Industrials	50,131	50,089	42	-
Information Technology	36,678	36,678	-	-
Materials	51,251	4,854	43,458	2,939
Telecommunication Services	32,223	31,095	-	1,128
Utilities	32,341	32,341	-	-
Corporate Bonds	1,854,619	-	1,853,889	730
Floating Rate Loans	539,621	-	539,621	-
Money Market Funds	154,023	154,023	-	-
Cash Equivalents	2,691	-	2,691	-
Total Investments in Securities:	$ 3,133,521	$ 529,988	$ 2,572,606	$ 30,927
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 41,665
Total Realized Gain (Loss)	(1,717)
Total Unrealized Gain (Loss)	(2,163)
Cost of Purchases	342
Proceeds of Sales	(7,410)
Amortization/Accretion	-
Transfers in to Level 3	210
Transfers out of Level 3	-
Ending Balance	$ 30,927
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (3,899)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
Bermuda	2.9%
Canada	2.7%
Netherlands	1.5%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $1,122,307,000 of which $478,918,000, $132,110,000 and $511,279,000 will expire on October 31, 2010, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $991 and repurchase agreements of $2,691) - See accompanying schedule: Unaffiliated issuers (cost $2,828,159)	$ 2,940,534
Fidelity Central Funds (cost $154,023)	154,023
Other affiliated issuers (cost $33,997)	38,964
Total Investments (cost $3,016,179)		$ 3,133,521
Cash		1,763
Receivable for investments sold		32,246
Receivable for fund shares sold		4,838
Dividends receivable		373
Interest receivable		46,526
Distributions receivable from Fidelity Central Funds		24
Prepaid expenses		4
Other receivables		61
Total assets		3,219,356

Liabilities
Payable for investments purchased	$ 13,860
Payable for fund shares redeemed	6,600
Distributions payable	2,109
Accrued management fee	1,472
Distribution fees payable	509
Other affiliated payables	489
Other payables and accrued expenses	209
Collateral on securities loaned, at value	1,084
Total liabilities		26,332

Net Assets		$ 3,193,024
Net Assets consist of:
Paid in capital		$ 4,067,996
Undistributed net investment income		59,507
Accumulated undistributed net realized gain (loss) on investments		(1,051,708)
Net unrealized appreciation (depreciation) on investments		117,229
Net Assets		$ 3,193,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($820,347 ÷ 84,505.5 shares)	$ 9.71

Maximum offering price per share (100/96.00 of $9.71)	$ 10.11
Class T: Net Asset Value and redemption price per share ($678,410 ÷ 69,596.5 shares)	$ 9.75

Maximum offering price per share (100/96.00 of $9.75)	$ 10.16
Class B: Net Asset Value and offering price per share ($62,526 ÷ 6,476.4 shares)A	$ 9.65

Class C: Net Asset Value and offering price per share ($194,225 ÷ 20,035.3 shares)A	$ 9.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,437,516 ÷ 155,334.3 shares)	$ 9.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 9,459
Interest		104,696
Income from Fidelity Central Funds		86
Total income		114,241

Expenses
Management fee	$ 8,422
Transfer agent fees	2,451
Distribution fees	2,989
Accounting and security lending fees	477
Custodian fees and expenses	22
Independent trustees' compensation	8
Registration fees	75
Audit	38
Legal	65
Miscellaneous	27
Total expenses before reductions	14,574
Expense reductions	(10)	14,564
Net investment income		99,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		81,425
Change in net unrealized appreciation (depreciation) on investment securities		282,028
Net gain (loss)		363,453
Net increase (decrease) in net assets resulting from operations		$ 463,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 99,677	$ 209,377
Net realized gain (loss)	81,425	(534,808)
Change in net unrealized appreciation (depreciation)	282,028	1,213,835
Net increase (decrease) in net assets resulting from operations	463,130	888,404
Distributions to shareholders from net investment income	(100,012)	(172,447)
Distributions to shareholders from net realized gain	(6,733)	-
Total distributions	(106,745)	(172,447)
Share transactions - net increase (decrease)	(38,736)	(283,715)
Redemption fees	149	1,894
Total increase (decrease) in net assets	317,798	434,136

Net Assets
Beginning of period	2,875,226	2,441,090
End of period (including undistributed net investment income of $59,507 and undistributed net investment income of $59,842, respectively)	$ 3,193,024	$ 2,875,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 6.44	$ 10.70	$ 10.10	$ 9.60	$ 9.64
Income from Investment Operations
Net investment income E	.304	.587	.712	.677	.673	.695
Net realized and unrealized gain (loss)	1.123	2.033	(4.326)	.629	.500	.134
Total from investment operations	1.427	2.620	(3.614)	1.306	1.173	.829
Distributions from net investment income	(.297)	(.465)	(.650)	(.708)	(.644)	(.871)
Distributions from net realized gain	(.020)	-	-	-	(.030)	-
Total distributions	(.317)	(.465)	(.650)	(.708)	(.674)	(.871)
Redemption fees added to paid in capital E	- I	.005	.004	.002	.001	.002
Net asset value, end of period	$ 9.71	$ 8.60	$ 6.44	$ 10.70	$ 10.10	$ 9.60
Total Return B, C, D	16.89%	43.51%	(35.41)%	13.22%	12.62%	8.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.07%	1.07%	1.02%	.98%	1.00%
Expenses net of fee waivers, if any	1.04% A	1.07%	1.07%	1.02%	.98%	1.00%
Expenses net of all reductions	1.04% A	1.07%	1.07%	1.02%	.98%	.99%
Net investment income	6.70% A	8.68%	7.64%	6.36%	6.83%	7.08%
Supplemental Data
Net assets, end of period (in millions)	$ 820	$ 703	$ 519	$ 823	$ 583	$ 424
Portfolio turnover rate G	50% A	49%	45%	35%	51%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 6.47	$ 10.74	$ 10.14	$ 9.63	$ 9.67
Income from Investment Operations
Net investment income E	.305	.586	.722	.680	.670	.693
Net realized and unrealized gain (loss)	1.123	2.046	(4.344)	.626	.507	.129
Total from investment operations	1.428	2.632	(3.622)	1.306	1.177	.822
Distributions from net investment income	(.298)	(.467)	(.652)	(.708)	(.638)	(.864)
Distributions from net realized gain	(.020)	-	-	-	(.030)	-
Total distributions	(.318)	(.467)	(.652)	(.708)	(.668)	(.864)
Redemption fees added to paid in capital E	- I	.005	.004	.002	.001	.002
Net asset value, end of period	$ 9.75	$ 8.64	$ 6.47	$ 10.74	$ 10.14	$ 9.63
Total Return B, C, D	16.82%	43.50%	(35.36)%	13.16%	12.62%	8.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.05%	1.04%	1.02%	1.04%	1.06%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.04%	1.02%	1.04%	1.06%
Expenses net of all reductions	1.03% A	1.05%	1.04%	1.02%	1.04%	1.06%
Net investment income	6.71% A	8.70%	7.67%	6.36%	6.77%	7.02%
Supplemental Data
Net assets, end of period (in millions)	$ 678	$ 678	$ 542	$ 1,138	$ 1,083	$ 1,003
Portfolio turnover rate G	50% A	49%	45%	35%	51%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 6.41	$ 10.65	$ 10.06	$ 9.56	$ 9.61
Income from Investment Operations
Net investment income E	.270	.532	.652	.599	.597	.622
Net realized and unrealized gain (loss)	1.105	2.033	(4.309)	.621	.501	.123
Total from investment operations	1.375	2.565	(3.657)	1.220	1.098	.745
Distributions from net investment income	(.265)	(.420)	(.587)	(.632)	(.569)	(.797)
Distributions from net realized gain	(.020)	-	-	-	(.030)	-
Total distributions	(.285)	(.420)	(.587)	(.632)	(.599)	(.797)
Redemption fees added to paid in capital E	- I	.005	.004	.002	.001	.002
Net asset value, end of period	$ 9.65	$ 8.56	$ 6.41	$ 10.65	$ 10.06	$ 9.56
Total Return B, C, D	16.33%	42.62%	(35.83)%	12.36%	11.82%	7.82%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.76%	1.77%	1.74%	1.74%	1.75%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.74%	1.74%	1.74%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.74%	1.74%	1.74%
Net investment income	5.99% A	8.00%	6.96%	5.64%	6.06%	6.33%
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 65	$ 59	$ 141	$ 202	$ 313
Portfolio turnover rate G	50% A	49%	45%	35%	51%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 6.44	$ 10.69	$ 10.09	$ 9.59	$ 9.63
Income from Investment Operations
Net investment income E	.269	.536	.645	.595	.592	.615
Net realized and unrealized gain (loss)	1.115	2.025	(4.318)	.629	.500	.133
Total from investment operations	1.384	2.561	(3.673)	1.224	1.092	.748
Distributions from net investment income	(.264)	(.416)	(.581)	(.626)	(.563)	(.790)
Distributions from net realized gain	(.020)	-	-	-	(.030)	-
Total distributions	(.284)	(.416)	(.581)	(.626)	(.593)	(.790)
Redemption fees added to paid in capital E	- I	.005	.004	.002	.001	.002
Net asset value, end of period	$ 9.69	$ 8.59	$ 6.44	$ 10.69	$ 10.09	$ 9.59
Total Return B, C, D	16.37%	42.32%	(35.83)%	12.37%	11.72%	7.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79% A	1.81%	1.81%	1.79%	1.80%	1.82%
Expenses net of fee waivers, if any	1.79% A	1.81%	1.81%	1.79%	1.80%	1.82%
Expenses net of all reductions	1.79% A	1.81%	1.81%	1.79%	1.80%	1.82%
Net investment income	5.96% A	7.94%	6.90%	5.59%	6.01%	6.26%
Supplemental Data
Net assets, end of period (in millions)	$ 194	$ 185	$ 131	$ 237	$ 198	$ 182
Portfolio turnover rate G	50% A	49%	45%	35%	51%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 6.18	$ 10.29	$ 9.74	$ 9.28	$ 9.35
Income from Investment Operations
Net investment income D	.301	.570	.701	.673	.665	.691
Net realized and unrealized gain (loss)	1.058	1.949	(4.140)	.607	.485	.125
Total from investment operations	1.359	2.519	(3.439)	1.280	1.150	.816
Distributions from net investment income	(.309)	(.484)	(.675)	(.732)	(.661)	(.888)
Distributions from net realized gain	(.020)	-	-	-	(.030)	-
Total distributions	(.329)	(.484)	(.675)	(.732)	(.691)	(.888)
Redemption fees added to paid in capital D	- H	.005	.004	.002	.001	.002
Net asset value, end of period	$ 9.25	$ 8.22	$ 6.18	$ 10.29	$ 9.74	$ 9.28
Total Return B, C	16.85%	43.81%	(35.17)%	13.46%	12.83%	8.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.81%	.80%	.80%	.81%	.81%
Expenses net of fee waivers, if any	.79% A	.81%	.80%	.80%	.81%	.81%
Expenses net of all reductions	.78% A	.81%	.80%	.80%	.81%	.81%
Net investment income	6.96% A	8.94%	7.91%	6.58%	6.99%	7.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,438	$ 1,245	$ 1,190	$ 1,202	$ 610	$ 351
Portfolio turnover rate F	50% A	49%	45%	35%	51%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 398,869
Gross unrealized depreciation	(243,285)
Net unrealized appreciation (depreciation)	$ 155,584
Tax cost	$ 2,977,937

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $701,001 and $851,148, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 906	$ 17
Class T	-%	.25%	849	10
Class B	.65%	.25%	290	210
Class C	.75%	.25%	944	118
			$ 2,989	$ 355

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36
Class T	7
Class B*	72
Class C*	10
$ 125

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 606.17
Class T	537.16
Class B	72.22
Class C	150.16
Institutional Class	1,086.17
	$ 2,451

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The average daily loan balance during the period for which loans were outstanding amounted to $13,846. The weighted average interest rate was .37%. The interest expense amounted to one hundred and forty-four dollars under the interfund lending program. At period end, there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.75%	$ 1

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 23,638	$ 37,753
Class T	22,346	38,254
Class B	1,904	3,493
Class C	5,495	8,668
Institutional Class	46,629	84,279
Total	$ 100,012	$ 172,447
From net realized gain
Class A	$ 1,611	$ -
Class T	1,555	-
Class B	148	-
Class C	423	-
Institutional Class	2,996	-
Total	$ 6,733	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	17,813	25,660	$ 167,302	$ 167,190
Reinvestment of distributions	2,250	4,622	20,513	29,855
Shares redeemed	(17,280)	(29,164)	(157,089)	(193,280)
Net increase (decrease)	2,783	1,118	$ 30,726	$ 3,765

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class T
Shares sold	5,699	32,583	$ 52,392	$ 196,369
Reinvestment of distributions	2,243	4,930	20,511	31,782
Shares redeemed	(16,823)	(42,870)	(153,254)	(264,008)
Net increase (decrease)	(8,881)	(5,357)	$ (80,351)	$ (35,857)
Class B
Shares sold	271	1,364	$ 2,469	$ 8,847
Reinvestment of distributions	156	350	1,412	2,210
Shares redeemed	(1,517)	(3,336)	(13,854)	(20,955)
Net increase (decrease)	(1,090)	(1,622)	$ (9,973)	$ (9,898)
Class C
Shares sold	1,671	6,688	$ 15,202	$ 43,622
Reinvestment of distributions	446	842	4,056	5,422
Shares redeemed	(3,581)	(6,369)	(32,547)	(41,104)
Net increase (decrease)	(1,464)	1,161	$ (13,289)	$ 7,940
Institutional Class
Shares sold	24,189	55,510	$ 211,261	$ 327,598
Reinvestment of distributions	4,774	10,109	41,549	62,349
Shares redeemed	(25,194)	(106,676)	(218,659)	(639,612)
Net increase (decrease)	3,769	(41,057)	$ 34,151	$ (249,665)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HY-USAN-0610
1.784886.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
High Income Advantage
Fund - Institutional Class

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.04%
Actual		$ 1,000.00	$ 1,168.90	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class T	1.03%
Actual		$ 1,000.00	$ 1,168.20	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class B	1.75%
Actual		$ 1,000.00	$ 1,163.30	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.79%
Actual		$ 1,000.00	$ 1,163.70	$ 9.60
HypotheticalA		$ 1,000.00	$ 1,015.92	$ 8.95
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,168.50	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Delta Air Lines, Inc.	2.9	2.9
Freescale Semiconductor, Inc.	2.9	3.2
MGM Mirage, Inc.	2.5	2.4
Univision Communications, Inc.	2.4	2.3
El Paso Corp.	2.2	1.9
	12.9
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.9	11.5
Technology	8.7	8.0
Energy	7.3	9.0
Banks and Thrifts	6.8	5.7
Electric Utilities	5.3	6.3
Quality Diversification (% of fund's net assets)
As of April 30, 2010*	As of October 31, 2009**
AAA,AA,A 0.5%	AAA,AA,A 0.0%
BB 13.6%	BB 16.8%
B 28.4%	B 29.1%
CCC,CC,C 26.3%	CCC,CC,C 26.5%
D 1.7%	D 2.4%
Not Rated 4.5%	Not Rated 3.2%
Equities 18.2%	Equities 17.6%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 4.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Nonconvertible Bonds 57.1%		Nonconvertible Bonds 54.3%
	Convertible Bonds, Preferred Stocks 6.2%		Convertible Bonds, Preferred Stocks 6.9%
	Common Stocks 13.0%		Common Stocks 11.3%
	Floating Rate Loans 16.9%		Floating Rate Loans 23.1%
	Short-Term Investments and Net Other Assets 6.8%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	10.3%	** Foreign investments	9.9%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 58.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.0%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (i)	$ 5,200	$ 5,245
Automotive - 0.3%
Accuride Corp. 7.5% 2/26/20 pay-in-kind	4,014	10,161
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	7,970	6,017
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	10,000	10,938
TOTAL CONVERTIBLE BONDS		32,361
Nonconvertible Bonds - 57.1%
Aerospace - 1.1%
Sequa Corp.:
11.75% 12/1/15 (i)	20,060	20,311
13.5% 12/1/15 pay-in-kind (i)	15,314	16,003
		36,314
Air Transportation - 1.3%
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13	3,097	2,973
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,467	1,313
3.3767% 6/2/13 (j)	6,954	5,980
7.339% 4/19/14	2,195	2,129
Continental Airlines, Inc. 9.25% 5/10/17	2,760	2,939
Delta Air Lines, Inc.:
8% 12/15/07 (a)(i)	10,571	106
10% 8/15/08 (a)	29,000	290
12.25% 3/15/15 (i)	15,000	16,218
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	308	309
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	11
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	39
9.875% 3/15/07 (a)	6,255	47
United Air Lines, Inc. 9.875% 8/1/13 (i)	2,050	2,147
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	5,000	5,488
		39,989
Auto Parts Distribution - 0.5%
Exide Technologies 10.5% 3/15/13	15,000	15,338
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 0.7%
ArvinMeritor, Inc. 10.625% 3/15/18	$ 1,920	$ 2,059
Navistar International Corp. 8.25% 11/1/21	3,275	3,439
TRW Automotive, Inc.:
7% 3/15/14 (i)	1,750	1,772
7.25% 3/15/17 (i)	13,770	13,873
		21,143
Banks and Thrifts - 2.6%
CIT Group, Inc.:
7% 5/1/15	13,325	12,692
7% 5/1/16	6,560	6,232
7% 5/1/17	32,235	30,543
GMAC LLC:
7.5% 12/31/13	18,630	18,863
8% 12/31/18	10,210	10,133
8% 11/1/31	4,273	4,134
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	63
		82,660
Broadcasting - 1.6%
Clear Channel Communications, Inc.:
4.4% 5/15/11	5,325	5,085
11.75% 8/1/16 pay-in-kind (j)	41,704	30,900
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (i)	1,425	1,521
Series B 9.25% 12/15/17 (i)	5,700	6,106
Gray Television, Inc. 10.5% 6/29/15 (i)	1,855	1,855
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	6,203
		51,670
Building Materials - 0.1%
Headwaters, Inc. 11.375% 11/1/14	1,105	1,169
Nortek, Inc. 11% 12/1/13	899	966
		2,135
Cable TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (i)	2,665	2,718
8.125% 4/30/20 (i)	6,360	6,519
		9,237
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - 1.1%
Huntsman International LLC 5.5% 6/30/16 (i)	$ 7,410	$ 6,669
LBI Escrow Corp. 8% 11/1/17 (i)	6,520	6,765
NOVA Chemicals Corp.:
8.375% 11/1/16 (i)	5,000	5,275
8.625% 11/1/19 (i)	5,000	5,281
Solutia, Inc. 8.75% 11/1/17	1,205	1,280
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	7,610	9,056
		34,326
Consumer Products - 0.3%
Reddy Ice Corp. 11.25% 3/15/15 (i)	10,235	10,849
Containers - 0.5%
Berry Plastics Corp.:
5.0528% 2/15/15 (j)	7,560	7,381
8.875% 9/15/14	10,000	9,875
		17,256
Diversified Financial Services - 1.4%
International Lease Finance Corp.:
5.25% 1/10/13	3,375	3,175
5.3% 5/1/12	2,070	2,019
5.625% 9/20/13	965	896
5.875% 5/1/13	3,435	3,243
6.375% 3/25/13	3,400	3,273
6.625% 11/15/13	12,275	11,692
8.625% 9/15/15 (i)	3,560	3,516
8.75% 3/15/17 (i)	4,100	4,039
Penson Worldwide, Inc. 12.5% 5/15/17 (i)	3,330	3,447
Reliance Intermediate Holdings LP 9.5% 12/15/19 (i)	7,000	7,490
Sprint Capital Corp. 8.75% 3/15/32	965	965
		43,755
Diversified Media - 1.4%
Liberty Media Corp.:
5.7% 5/15/13	10,000	10,050
8.25% 2/1/30	660	616
8.5% 7/15/29	745	703
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)	25,235	24,478
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.5% 5/1/16	$ 5,000	$ 5,706
11.625% 2/1/14	3,185	3,635
		45,188
Electric Utilities - 3.5%
AES Corp. 9.75% 4/15/16 (i)	3,630	3,966
Calpine Corp.:
8.5% 7/15/10 (d)(i)	16,320	0
8.75% 7/15/13 (d)(i)	5,865	0
Edison Mission Energy:
7.2% 5/15/19	1,565	1,119
7.625% 5/15/27	18,110	12,315
Energy Future Holdings Corp.:
10% 1/15/20 (i)	3,265	3,432
10.875% 11/1/17	35,100	27,729
Intergen NV 9% 6/30/17 (i)	32,660	34,130
Mirant Americas Generation LLC:
8.5% 10/1/21	2,080	2,023
9.125% 5/1/31	9,625	9,048
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (i)	6,440	6,891
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	4,820	3,627
11.25% 11/1/16 pay-in-kind (j)	12,603	8,503
		112,783
Energy - 4.8%
ATP Oil & Gas Corp. 11.875% 5/1/15 (i)	11,175	11,454
El Paso Energy Corp. 7.75% 1/15/32	1,970	1,974
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)	14,330	14,796
Hercules Offshore, Inc. 10.5% 10/15/17 (i)	5,705	5,876
LINN Energy LLC 8.625% 4/15/20 (i)	8,750	9,078
OPTI Canada, Inc.:
7.875% 12/15/14	27,290	25,994
8.25% 12/15/14	11,005	10,620
Petroleum Development Corp. 12% 2/15/18	7,940	8,536
Plains Exploration & Production Co. 7.75% 6/15/15	12,700	12,954
Quicksilver Resources, Inc.:
7.125% 4/1/16	10,000	9,700
11.75% 1/1/16	9,900	11,484
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Rosetta Resources, Inc. 9.5% 4/15/18 (i)	$ 3,265	$ 3,347
Stone Energy Corp.:
6.75% 12/15/14	4,320	3,974
8.625% 2/1/17	6,000	5,940
Venoco, Inc. 11.5% 10/1/17	7,100	7,562
Western Refining, Inc. 11.25% 6/15/17 (i)	10,000	9,400
		152,689
Entertainment/Film - 0.0%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (i)	1,725	1,863
Food and Drug Retail - 2.1%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Rite Aid Corp.:
7.5% 3/1/17	22,348	21,119
8.625% 3/1/15	11,160	9,905
9.375% 12/15/15	1,345	1,190
9.5% 6/15/17	32,625	28,384
10.25% 10/15/19	2,020	2,207
Tops Markets LLC 10.125% 10/15/15 (i)	4,935	5,231
		68,036
Food/Beverage/Tobacco - 0.3%
Smithfield Foods, Inc. 7.75% 7/1/17	10,545	10,360
Gaming - 4.1%
Downstream Development Authority 12% 10/15/15 (i)	8,750	8,225
Harrah's Escrow Corp. 12.75% 4/15/18 (i)	6,975	6,870
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,000	8,680
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (i)	11,260	8,445
MGM Mirage, Inc.:
6.625% 7/15/15	26,410	22,845
6.75% 4/1/13	5,715	5,401
6.875% 4/1/16	1,155	993
7.5% 6/1/16	33,920	29,850
7.625% 1/15/17	11,885	10,399
9% 3/15/20 (i)	3,180	3,339
11.125% 11/15/17 (i)	4,595	5,227
13% 11/15/13	4,000	4,690
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Station Casinos, Inc.:
6% 4/1/12 (d)	$ 5,550	$ 402
7.75% 8/15/16 (d)	6,150	315
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	15,475	15,630
		131,311
Healthcare - 3.3%
American Renal Holdings, Inc. 8.375% 5/15/18 (i)	1,740	1,757
Apria Healthcare Group, Inc. 11.25% 11/1/14 (i)	10,000	11,050
HCA, Inc.:
6.375% 1/15/15	4,730	4,600
9.875% 2/15/17 (i)	1,475	1,626
Patheon, Inc. 8.625% 4/15/17 (i)	3,340	3,424
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	22,042
Select Medical Corp. 7.625% 2/1/15	5,000	4,750
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	14,046
8.875% 7/1/19 (i)	12,000	13,170
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)	25,688	27,229
		103,694
Homebuilding/Real Estate - 0.3%
DuPont Fabros Technology LP 8.5% 12/15/17 (i)	3,735	3,875
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	6,601
		10,476
Insurance - 1.7%
American International Group, Inc.:
5.05% 10/1/15	1,165	1,099
5.45% 5/18/17	7,765	7,149
5.6% 10/18/16	1,710	1,614
5.85% 1/16/18	1,490	1,387
8.25% 8/15/18	6,220	6,636
Provident Companies, Inc.:
7% 7/15/18	11,260	11,904
7.25% 3/15/28	17,830	17,601
UnumProvident Corp.:
6.75% 12/15/28	4,814	4,603
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Insurance - continued
UnumProvident Corp.: - continued
7.19% 2/1/28	$ 1,145	$ 1,025
USI Holdings Corp. 9.75% 5/15/15 (i)	1,550	1,492
		54,510
Leisure - 1.0%
GWR Operating Partnership LLP 10.875% 4/1/17 (i)	5,005	5,005
Royal Caribbean Cruises Ltd. 11.875% 7/15/15	3,695	4,452
Six Flags Operations, Inc. 12.25% 7/15/16 (d)(i)	17,828	21,447
		30,904
Metals/Mining - 1.3%
FMG Finance Property Ltd. 10.625% 9/1/16 (i)	11,055	12,879
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	12,350	13,832
Novelis, Inc.:
7.25% 2/15/15 (f)	15,000	14,625
11.5% 2/15/15	1,345	1,480
		42,816
Paper - 0.1%
Verso Paper Holdings LLC/Verso Paper, Inc. 3.9988% 8/1/14 (j)	1,810	1,647
Publishing/Printing - 0.9%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,967
Cenveo Corp. 7.875% 12/1/13	11,570	11,570
The Reader's Digest Association, Inc.:
9% 2/15/17 (d)	13,940	174
9.5% 2/15/17 (i)(j)	12,370	12,710
		27,421
Restaurants - 0.1%
Landry's Restaurants, Inc. 11.625% 12/1/15 (i)	1,415	1,535
Services - 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	14,945	15,207
7.75% 5/15/16	14,500	14,735
McJunkin Red Man Corp. 9.5% 12/15/16 (i)	8,155	8,440
Rental Service Corp. 9.5% 12/1/14	5,095	5,210
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (i)(j)	10,000	10,625
		54,217
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - 0.8%
CEVA Group PLC 11.5% 4/1/18 (i)	$ 9,915	$ 10,609
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (i)	2,680	2,787
9.5% 12/15/14	2,065	2,117
syncreon Global Ltd./syncreon Global Finance, Inc. 9.5% 5/1/18 (i)	8,555	8,608
Western Express, Inc. 12.5% 4/15/15 (i)	2,790	2,713
		26,834
Specialty Retailing - 0.4%
General Nutrition Centers, Inc. 4.8934% 3/15/14 pay-in-kind (j)	14,050	13,383
Steels - 0.8%
Edgen Murray Corp. 12.25% 1/15/15 (i)	13,595	13,459
Essar Steel Algoma, Inc. 9.375% 3/15/15 (i)	8,050	8,251
Steel Dynamics, Inc. 6.75% 4/1/15	4,980	5,067
		26,777
Super Retail - 1.2%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,000	960
Intcomex, Inc. 13.25% 12/15/14 (i)	11,400	11,856
NBC Acquisition Corp. 11% 3/15/13	11,890	11,028
Sonic Automotive, Inc. 9% 3/15/18 (i)	1,795	1,831
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (i)	5,000	5,663
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (i)	6,365	6,731
		38,069
Technology - 5.0%
Avaya, Inc.:
9.75% 11/1/15	11,195	11,167
10.875% 11/1/15 pay-in-kind (j)	15,070	14,397
Ceridian Corp.:
11.25% 11/15/15	7,320	7,503
12.25% 11/15/15 pay-in-kind (j)	7,740	7,972
First Data Corp. 9.875% 9/24/15	15,000	13,688
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (i)	7,355	7,640
10.125% 12/15/16	8,920	8,563
10.125% 3/15/18 (i)	23,720	25,736
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (i)	2,135	2,252
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
NXP BV:
7.875% 10/15/14	$ 2,971	$ 2,926
10% 7/15/13 (i)	9,174	9,724
Seagate Technology HDD Holdings 6.8% 10/1/16	9,994	10,119
Spansion LLC 11.25% 1/15/16 (d)(i)	15,415	24,510
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	8,654
Viasystems, Inc. 12% 1/15/15 (i)	4,125	4,558
		159,409
Telecommunications - 10.5%
Citizens Communications Co. 7.875% 1/15/27	6,970	6,534
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (i)	20,885	21,720
Clearwire Escrow Corp. 12% 12/1/15 (i)	11,115	11,560
Cricket Communications, Inc. 9.375% 11/1/14	3,785	3,913
Digicel Group Ltd.:
8.875% 1/15/15 (i)	30,570	30,685
10.5% 4/15/18 (i)	2,215	2,403
Global Crossing Ltd. 12% 9/15/15 (i)	3,530	3,962
Intelsat Bermuda Ltd.:
11.25% 2/4/17	15,000	15,675
12.5% 2/4/17 pay-in-kind (j)	7,363	7,613
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16	29,580	31,946
Lamar Media Corp. 7.875% 4/15/18 (i)	2,550	2,604
Level 3 Financing, Inc. 9.25% 11/1/14	8,940	8,839
MetroPCS Wireless, Inc.:
9.25% 11/1/14	20,740	21,518
9.25% 11/1/14	7,565	7,887
Muzak LLC 15% 7/31/14 pay-in-kind	3,964	3,436
Nextel Communications, Inc.:
5.95% 3/15/14	2,225	2,125
6.875% 10/31/13	5,000	4,913
7.375% 8/1/15	21,405	20,843
NII Capital Corp. 10% 8/15/16 (i)	10,000	11,100
Sprint Capital Corp.:
6.875% 11/15/28	33,655	29,280
6.9% 5/1/19	27,155	25,695
Sprint Nextel Corp.:
6% 12/1/16	44,055	40,641
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Nextel Corp.: - continued
8.375% 8/15/17	$ 10,000	$ 10,375
Wind Acquisition Finance SA 11.75% 7/15/17 (i)	10,000	11,100
		336,367
Textiles & Apparel - 0.2%
Express LLC/Express Finance Corp. 8.75% 3/1/18 (i)	5,055	5,257
Levi Strauss & Co. 7.625% 5/15/20 (i)	2,020	2,040
		7,297
TOTAL NONCONVERTIBLE BONDS		1,822,258
TOTAL CORPORATE BONDS (Cost $1,686,719)		1,854,619
Common Stocks - 13.0%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	1,087,069	13,132
Automotive - 0.6%
Accuride Corp. (a)	2,809,927	3,850
Exide Technologies (a)	2,500,000	14,850
Penske Automotive Group, Inc. (a)	150,000	2,247
		20,947
Banks and Thrifts - 2.3%
Bank of America Corp.	1,664,334	29,675
Huntington Bancshares, Inc.	2,797,544	18,939
KeyCorp	2,606,990	23,515
Washington Mutual, Inc. (a)	505,500	85
		72,214
Broadcasting - 0.1%
Gray Television, Inc. (a)	494,070	1,853
Building Materials - 0.7%
Nortek, Inc. (a)	895	42
Owens Corning (a)	647,522	22,521
		22,563
Chemicals - 1.5%
Georgia Gulf Corp. (a)(h)	1,945,619	38,964
Common Stocks - continued
	Shares	Value (000s)
Chemicals - continued
Lyondell Chemical Co. Class B, (a)	199,721	$ 4,494
LyondellBasell Industries AF SCA Class A	217,664	4,854
		48,312
Consumer Products - 0.5%
Revlon, Inc. (a)	287,000	5,028
Sealy Corp., Inc. (a)	3,380,746	12,644
		17,672
Containers - 0.1%
Anchor Glass Container Corp. (a)	172,857	2,939
Pliant Corp. (a)	2,041	0
		2,939
Diversified Media - 0.3%
RDA Holding Co. (a)	301,596	8,294
Electric Utilities - 1.0%
AES Corp.	2,802,509	32,341
Energy - 0.5%
El Paso Corp.	1,000,900	12,111
OPTI Canada, Inc. (a)	1,500,000	3,380
Teekay Tankers Ltd.	28,500	363
		15,854
Food/Beverage/Tobacco - 0.3%
American Italian Pasta Co. Class A (a)	230,000	9,023
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
Healthcare - 1.1%
Kinetic Concepts, Inc. (a)	100,000	4,330
Service Corp. International	500,000	4,490
Tenet Healthcare Corp. (a)	4,057,534	25,360
		34,180
Metals/Mining - 0.3%
Cloud Peak Energy, Inc.	622,900	9,966
Publishing/Printing - 0.5%
Cenveo, Inc. (a)	1,235,258	10,586
HMH Holdings, Inc. (a)(k)	721,561	5,051
HMH Holdings, Inc. warrants 3/9/17 (a)	182,417	182
		15,819
Shipping - 0.5%
Teekay Corp.	665,000	16,658
Common Stocks - continued
	Shares	Value (000s)
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	$ 0
Technology - 1.3%
Amkor Technology, Inc. (a)(g)	1,148,900	8,663
Flextronics International Ltd. (a)	3,376,500	26,168
Harman International Industries, Inc. (a)	100,000	3,948
Viasystems Group, Inc. (a)	85,887	1,847
		40,626
Telecommunications - 1.0%
ICO Global Communications Holdings Ltd. Class A (a)	52,772	79
Level 3 Communications, Inc. (a)	3,000,000	4,680
One Communications (a)	925,628	926
PAETEC Holding Corp. (a)	5,288,426	26,336
		32,021
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(k)	42,253	322
Pillowtex Corp. (a)	490,256	0
		322
TOTAL COMMON STOCKS (Cost $439,869)		414,736
Preferred Stocks - 5.2%

Convertible Preferred Stocks - 3.9%
Banks and Thrifts - 1.9%
Bank of America Corp. Series L, 7.25%	22,855	22,443
Wells Fargo & Co. 7.50%	39,909	39,193
		61,636
Energy - 1.8%
El Paso Corp. 4.99% (i)	54,500	57,228
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00% (a)	5,000	5,564
TOTAL CONVERTIBLE PREFERRED STOCKS		124,428
Nonconvertible Preferred Stocks - 1.3%
Consumer Products - 0.8%
Revlon, Inc. Series A 12.75%	4,464,520	25,626
Diversified Financial Services - 0.5%
GMAC, Inc. 7.00% (i)	20,860	17,575
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Telecommunications - 0.0%
Muzak LLC 0.00% (a)	249,590	$ 202
TOTAL NONCONVERTIBLE PREFERRED STOCKS		43,403
TOTAL PREFERRED STOCKS (Cost $213,833)		167,831
Floating Rate Loans - 16.9%
	Principal Amount (000s)
Aerospace - 0.4%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.28% 5/11/15 pay-in-kind (j)	$ 130	120
Sequa Corp. term loan 3.5466% 12/3/14 (j)	14,584	13,509
		13,629
Air Transportation - 2.2%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2964% 4/30/12 (j)	42,290	41,232
Tranche 2LN, term loan 3.5478% 4/30/14 (j)	23,494	22,025
US Airways Group, Inc. term loan 2.8128% 3/23/14 (j)	9,863	8,162
		71,419
Automotive - 1.4%
AM General LLC term loan 6.0401% 4/17/12 (j)	1,666	1,400
Federal-Mogul Corp.:
Tranche B, term loan 2.1885% 12/27/14 (j)	13,109	11,995
Tranche C, term loan 2.1962% 12/27/15 (j)	6,688	6,036
Ford Motor Co. term loan 3.2837% 12/15/13 (j)	14,771	14,298
Visteon Corp. term loan 4.426% 6/13/13 (d)(j)	10,000	10,700
		44,429
Broadcasting - 2.4%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (j)	83,045	75,362
Cable TV - 0.8%
CCO Holdings, LLC Tranche 3LN, term loan 2.7556% 9/6/14 (j)	28,745	26,877
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (j)	12,145	11,781
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 0.3%
MacDermid, Inc. Tranche B, term loan 2.2731% 4/12/14 (j)	$ 5,593	$ 5,286
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0401% 11/18/14 (j)	3,630	3,376
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (j)	1,226	1,244
Tranche B 2LN, term loan 9% 6/20/10 (j)	329	334
		10,240
Diversified Financial Services - 0.1%
AX Acquisition Corp. Tranche B1, term loan 3.5% 8/15/14 (j)	2,817	2,675
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.5401% 12/15/14 (j)	1,005	927
		3,602
Electric Utilities - 0.8%
Ashmore Energy International term loan 3.2901% 3/30/14 (j)	9,537	9,013
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (j)	4,904	4,708
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.7517% 10/10/14 (j)	7,357	6,014
Tranche B3, term loan 3.7517% 10/10/14 (j)	7,957	6,455
		26,190
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (j)	752	719
Gaming - 0.2%
Centaur Gaming LLC Tranche 1LN, term loan 9.25% 10/30/12 (d)(j)	2,720	2,231
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (j)	4,988	5,181
		7,412
Homebuilding/Real Estate - 0.3%
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/49 (d)(j)	2,615	2,680
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	4,790	5,413
		8,093
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 7.05% 11/8/14 (d)(j)	8,620	0
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - 0.2%
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.4986% 6/12/14 (j)	$ 7,008	$ 6,675
Restaurants - 1.7%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.539% 6/14/13 (j)	5,008	4,508
term loan 2.625% 6/14/14 (j)	54,847	49,362
		53,870
Services - 0.8%
Central Parking Corp.:
Credit-Linked Deposit 2.5625% 5/22/14 (j)	4,993	3,944
Tranche B 1LN, term loan 2.5625% 5/22/14 (j)	13,105	10,353
ServiceMaster Co.:
term loan 2.7638% 7/24/14 (j)	9,002	8,709
Tranche DD, term loan 2.78% 7/24/14 (j)	896	867
		23,873
Specialty Retailing - 2.1%
Eddie Bauer Holdings, Inc.:
term loan 8.25% 4/1/14 (d)(j)	750	675
term loan 8.25% 4/1/14 pay-in-kind (d)(j)	610	549
Michaels Stores, Inc.:
Tranche B1, term loan 2.5379% 10/31/13 (j)	29,232	27,990
Tranche B2, term loan 4.7879% 7/31/16 (j)	39,340	38,848
		68,062
Technology - 2.4%
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (j)	51,473	49,479
Intergraph Corp. Tranche 2LN, term loan 8.5019% 11/29/14 (j)	15,150	15,339
Spansion, Inc. term loan 7.75% 2/1/15 (j)	10,775	10,937
		75,755
Telecommunications - 0.4%
Level 3 Financing, Inc. term loan 2.5478% 3/13/14 (j)	12,425	11,633
TOTAL FLOATING RATE LOANS (Cost $519,044)		539,621
Money Market Funds - 4.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	152,939,371	$ 152,939
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,084,050	1,084
TOTAL MONEY MARKET FUNDS (Cost $154,023)		154,023
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $2,691)	$ 2,691	2,691
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $3,016,179)		3,133,521
NET OTHER ASSETS - 1.9%		59,503
NET ASSETS - 100%		$ 3,193,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $722,492,000 or 22.6% of net assets.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,373,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 11,714
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,691,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 1,026
Banc of America Securities LLC	393
Barclays Capital, Inc.	727
Societe Generale, New York Branch	545
$ 2,691
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 80
Fidelity Securities Lending Cash Central Fund	6
Total	$ 86
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 27,959	$ -	$ -	$ -	$ 38,964
Total	$ 27,959	$ -	$ 0	$ -	$ 38,964
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,881	$ 40,032	$ 13,345	$ 504
Consumer Staples	39,677	14,051	-	25,626
Energy	99,706	42,478	57,228	-
Financials	151,425	94,657	56,768	-
Health Care	35,254	29,690	5,564	-
Industrials	50,131	50,089	42	-
Information Technology	36,678	36,678	-	-
Materials	51,251	4,854	43,458	2,939
Telecommunication Services	32,223	31,095	-	1,128
Utilities	32,341	32,341	-	-
Corporate Bonds	1,854,619	-	1,853,889	730
Floating Rate Loans	539,621	-	539,621	-
Money Market Funds	154,023	154,023	-	-
Cash Equivalents	2,691	-	2,691	-
Total Investments in Securities:	$ 3,133,521	$ 529,988	$ 2,572,606	$ 30,927
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 41,665
Total Realized Gain (Loss)	(1,717)
Total Unrealized Gain (Loss)	(2,163)
Cost of Purchases	342
Proceeds of Sales	(7,410)
Amortization/Accretion	-
Transfers in to Level 3	210
Transfers out of Level 3	-
Ending Balance	$ 30,927
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (3,899)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
Bermuda	2.9%
Canada	2.7%
Netherlands	1.5%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At October 31, 2009, the fund had a capital loss carryforward of approximately $1,122,307,000 of which $478,918,000, $132,110,000 and $511,279,000 will expire on October 31, 2010, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $991 and repurchase agreements of $2,691) - See accompanying schedule: Unaffiliated issuers (cost $2,828,159)	$ 2,940,534
Fidelity Central Funds (cost $154,023)	154,023
Other affiliated issuers (cost $33,997)	38,964
Total Investments (cost $3,016,179)		$ 3,133,521
Cash		1,763
Receivable for investments sold		32,246
Receivable for fund shares sold		4,838
Dividends receivable		373
Interest receivable		46,526
Distributions receivable from Fidelity Central Funds		24
Prepaid expenses		4
Other receivables		61
Total assets		3,219,356

Liabilities
Payable for investments purchased	$ 13,860
Payable for fund shares redeemed	6,600
Distributions payable	2,109
Accrued management fee	1,472
Distribution fees payable	509
Other affiliated payables	489
Other payables and accrued expenses	209
Collateral on securities loaned, at value	1,084
Total liabilities		26,332

Net Assets		$ 3,193,024
Net Assets consist of:
Paid in capital		$ 4,067,996
Undistributed net investment income		59,507
Accumulated undistributed net realized gain (loss) on investments		(1,051,708)
Net unrealized appreciation (depreciation) on investments		117,229
Net Assets		$ 3,193,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($820,347 ÷ 84,505.5 shares)	$ 9.71

Maximum offering price per share (100/96.00 of $9.71)	$ 10.11
Class T: Net Asset Value and redemption price per share ($678,410 ÷ 69,596.5 shares)	$ 9.75

Maximum offering price per share (100/96.00 of $9.75)	$ 10.16
Class B: Net Asset Value and offering price per share ($62,526 ÷ 6,476.4 shares)A	$ 9.65

Class C: Net Asset Value and offering price per share ($194,225 ÷ 20,035.3 shares)A	$ 9.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,437,516 ÷ 155,334.3 shares)	$ 9.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 9,459
Interest		104,696
Income from Fidelity Central Funds		86
Total income		114,241

Expenses
Management fee	$ 8,422
Transfer agent fees	2,451
Distribution fees	2,989
Accounting and security lending fees	477
Custodian fees and expenses	22
Independent trustees' compensation	8
Registration fees	75
Audit	38
Legal	65
Miscellaneous	27
Total expenses before reductions	14,574
Expense reductions	(10)	14,564
Net investment income		99,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		81,425
Change in net unrealized appreciation (depreciation) on investment securities		282,028
Net gain (loss)		363,453
Net increase (decrease) in net assets resulting from operations		$ 463,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 99,677	$ 209,377
Net realized gain (loss)	81,425	(534,808)
Change in net unrealized appreciation (depreciation)	282,028	1,213,835
Net increase (decrease) in net assets resulting from operations	463,130	888,404
Distributions to shareholders from net investment income	(100,012)	(172,447)
Distributions to shareholders from net realized gain	(6,733)	-
Total distributions	(106,745)	(172,447)
Share transactions - net increase (decrease)	(38,736)	(283,715)
Redemption fees	149	1,894
Total increase (decrease) in net assets	317,798	434,136

Net Assets
Beginning of period	2,875,226	2,441,090
End of period (including undistributed net investment income of $59,507 and undistributed net investment income of $59,842, respectively)	$ 3,193,024	$ 2,875,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 6.44	$ 10.70	$ 10.10	$ 9.60	$ 9.64
Income from Investment Operations
Net investment income E	.304	.587	.712	.677	.673	.695
Net realized and unrealized gain (loss)	1.123	2.033	(4.326)	.629	.500	.134
Total from investment operations	1.427	2.620	(3.614)	1.306	1.173	.829
Distributions from net investment income	(.297)	(.465)	(.650)	(.708)	(.644)	(.871)
Distributions from net realized gain	(.020)	-	-	-	(.030)	-
Total distributions	(.317)	(.465)	(.650)	(.708)	(.674)	(.871)
Redemption fees added to paid in capital E	- I	.005	.004	.002	.001	.002
Net asset value, end of period	$ 9.71	$ 8.60	$ 6.44	$ 10.70	$ 10.10	$ 9.60
Total Return B, C, D	16.89%	43.51%	(35.41)%	13.22%	12.62%	8.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.07%	1.07%	1.02%	.98%	1.00%
Expenses net of fee waivers, if any	1.04% A	1.07%	1.07%	1.02%	.98%	1.00%
Expenses net of all reductions	1.04% A	1.07%	1.07%	1.02%	.98%	.99%
Net investment income	6.70% A	8.68%	7.64%	6.36%	6.83%	7.08%
Supplemental Data
Net assets, end of period (in millions)	$ 820	$ 703	$ 519	$ 823	$ 583	$ 424
Portfolio turnover rate G	50% A	49%	45%	35%	51%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 6.47	$ 10.74	$ 10.14	$ 9.63	$ 9.67
Income from Investment Operations
Net investment income E	.305	.586	.722	.680	.670	.693
Net realized and unrealized gain (loss)	1.123	2.046	(4.344)	.626	.507	.129
Total from investment operations	1.428	2.632	(3.622)	1.306	1.177	.822
Distributions from net investment income	(.298)	(.467)	(.652)	(.708)	(.638)	(.864)
Distributions from net realized gain	(.020)	-	-	-	(.030)	-
Total distributions	(.318)	(.467)	(.652)	(.708)	(.668)	(.864)
Redemption fees added to paid in capital E	- I	.005	.004	.002	.001	.002
Net asset value, end of period	$ 9.75	$ 8.64	$ 6.47	$ 10.74	$ 10.14	$ 9.63
Total Return B, C, D	16.82%	43.50%	(35.36)%	13.16%	12.62%	8.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.05%	1.04%	1.02%	1.04%	1.06%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.04%	1.02%	1.04%	1.06%
Expenses net of all reductions	1.03% A	1.05%	1.04%	1.02%	1.04%	1.06%
Net investment income	6.71% A	8.70%	7.67%	6.36%	6.77%	7.02%
Supplemental Data
Net assets, end of period (in millions)	$ 678	$ 678	$ 542	$ 1,138	$ 1,083	$ 1,003
Portfolio turnover rate G	50% A	49%	45%	35%	51%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 6.41	$ 10.65	$ 10.06	$ 9.56	$ 9.61
Income from Investment Operations
Net investment income E	.270	.532	.652	.599	.597	.622
Net realized and unrealized gain (loss)	1.105	2.033	(4.309)	.621	.501	.123
Total from investment operations	1.375	2.565	(3.657)	1.220	1.098	.745
Distributions from net investment income	(.265)	(.420)	(.587)	(.632)	(.569)	(.797)
Distributions from net realized gain	(.020)	-	-	-	(.030)	-
Total distributions	(.285)	(.420)	(.587)	(.632)	(.599)	(.797)
Redemption fees added to paid in capital E	- I	.005	.004	.002	.001	.002
Net asset value, end of period	$ 9.65	$ 8.56	$ 6.41	$ 10.65	$ 10.06	$ 9.56
Total Return B, C, D	16.33%	42.62%	(35.83)%	12.36%	11.82%	7.82%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.76%	1.77%	1.74%	1.74%	1.75%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.74%	1.74%	1.74%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.74%	1.74%	1.74%
Net investment income	5.99% A	8.00%	6.96%	5.64%	6.06%	6.33%
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 65	$ 59	$ 141	$ 202	$ 313
Portfolio turnover rate G	50% A	49%	45%	35%	51%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 6.44	$ 10.69	$ 10.09	$ 9.59	$ 9.63
Income from Investment Operations
Net investment income E	.269	.536	.645	.595	.592	.615
Net realized and unrealized gain (loss)	1.115	2.025	(4.318)	.629	.500	.133
Total from investment operations	1.384	2.561	(3.673)	1.224	1.092	.748
Distributions from net investment income	(.264)	(.416)	(.581)	(.626)	(.563)	(.790)
Distributions from net realized gain	(.020)	-	-	-	(.030)	-
Total distributions	(.284)	(.416)	(.581)	(.626)	(.593)	(.790)
Redemption fees added to paid in capital E	- I	.005	.004	.002	.001	.002
Net asset value, end of period	$ 9.69	$ 8.59	$ 6.44	$ 10.69	$ 10.09	$ 9.59
Total Return B, C, D	16.37%	42.32%	(35.83)%	12.37%	11.72%	7.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79% A	1.81%	1.81%	1.79%	1.80%	1.82%
Expenses net of fee waivers, if any	1.79% A	1.81%	1.81%	1.79%	1.80%	1.82%
Expenses net of all reductions	1.79% A	1.81%	1.81%	1.79%	1.80%	1.82%
Net investment income	5.96% A	7.94%	6.90%	5.59%	6.01%	6.26%
Supplemental Data
Net assets, end of period (in millions)	$ 194	$ 185	$ 131	$ 237	$ 198	$ 182
Portfolio turnover rate G	50% A	49%	45%	35%	51%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 6.18	$ 10.29	$ 9.74	$ 9.28	$ 9.35
Income from Investment Operations
Net investment income D	.301	.570	.701	.673	.665	.691
Net realized and unrealized gain (loss)	1.058	1.949	(4.140)	.607	.485	.125
Total from investment operations	1.359	2.519	(3.439)	1.280	1.150	.816
Distributions from net investment income	(.309)	(.484)	(.675)	(.732)	(.661)	(.888)
Distributions from net realized gain	(.020)	-	-	-	(.030)	-
Total distributions	(.329)	(.484)	(.675)	(.732)	(.691)	(.888)
Redemption fees added to paid in capital D	- H	.005	.004	.002	.001	.002
Net asset value, end of period	$ 9.25	$ 8.22	$ 6.18	$ 10.29	$ 9.74	$ 9.28
Total Return B, C	16.85%	43.81%	(35.17)%	13.46%	12.83%	8.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.81%	.80%	.80%	.81%	.81%
Expenses net of fee waivers, if any	.79% A	.81%	.80%	.80%	.81%	.81%
Expenses net of all reductions	.78% A	.81%	.80%	.80%	.81%	.81%
Net investment income	6.96% A	8.94%	7.91%	6.58%	6.99%	7.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,438	$ 1,245	$ 1,190	$ 1,202	$ 610	$ 351
Portfolio turnover rate F	50% A	49%	45%	35%	51%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 398,869
Gross unrealized depreciation	(243,285)
Net unrealized appreciation (depreciation)	$ 155,584
Tax cost	$ 2,977,937

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $701,001 and $851,148, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 906	$ 17
Class T	-%	.25%	849	10
Class B	.65%	.25%	290	210
Class C	.75%	.25%	944	118
			$ 2,989	$ 355

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36
Class T	7
Class B*	72
Class C*	10
$ 125

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 606.17
Class T	537.16
Class B	72.22
Class C	150.16
Institutional Class	1,086.17
	$ 2,451

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The average daily loan balance during the period for which loans were outstanding amounted to $13,846. The weighted average interest rate was .37%. The interest expense amounted to one hundred and forty-four dollars under the interfund lending program. At period end, there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.75%	$ 1

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9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 23,638	$ 37,753
Class T	22,346	38,254
Class B	1,904	3,493
Class C	5,495	8,668
Institutional Class	46,629	84,279
Total	$ 100,012	$ 172,447
From net realized gain
Class A	$ 1,611	$ -
Class T	1,555	-
Class B	148	-
Class C	423	-
Institutional Class	2,996	-
Total	$ 6,733	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	17,813	25,660	$ 167,302	$ 167,190
Reinvestment of distributions	2,250	4,622	20,513	29,855
Shares redeemed	(17,280)	(29,164)	(157,089)	(193,280)
Net increase (decrease)	2,783	1,118	$ 30,726	$ 3,765

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class T
Shares sold	5,699	32,583	$ 52,392	$ 196,369
Reinvestment of distributions	2,243	4,930	20,511	31,782
Shares redeemed	(16,823)	(42,870)	(153,254)	(264,008)
Net increase (decrease)	(8,881)	(5,357)	$ (80,351)	$ (35,857)
Class B
Shares sold	271	1,364	$ 2,469	$ 8,847
Reinvestment of distributions	156	350	1,412	2,210
Shares redeemed	(1,517)	(3,336)	(13,854)	(20,955)
Net increase (decrease)	(1,090)	(1,622)	$ (9,973)	$ (9,898)
Class C
Shares sold	1,671	6,688	$ 15,202	$ 43,622
Reinvestment of distributions	446	842	4,056	5,422
Shares redeemed	(3,581)	(6,369)	(32,547)	(41,104)
Net increase (decrease)	(1,464)	1,161	$ (13,289)	$ 7,940
Institutional Class
Shares sold	24,189	55,510	$ 211,261	$ 327,598
Reinvestment of distributions	4,774	10,109	41,549	62,349
Shares redeemed	(25,194)	(106,676)	(218,659)	(639,612)
Net increase (decrease)	3,769	(41,057)	$ 34,151	$ (249,665)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

HYI-USAN-0610
1.784887.107

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
High Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.07%
Actual		$ 1,000.00	$ 1,098.70	$ 5.57
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.10%
Actual		$ 1,000.00	$ 1,098.60	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class B	1.75%
Actual		$ 1,000.00	$ 1,095.20	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.82%
Actual		$ 1,000.00	$ 1,094.80	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,099.70	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	1.9	2.4
Nextel Communications, Inc.	1.8	1.4
Ford Motor Credit Co. LLC	1.7	2.1
Nielsen Finance LLC/Nielsen Finance Co.	1.6	1.5
Freescale Semiconductor, Inc.	1.5	0.4
	8.5
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.8	13.9
Energy	8.3	9.1
Technology	7.8	5.4
Healthcare	7.2	7.5
Electric Utilities	5.6	7.6
Quality Diversification (% of fund's net assets)
As of April 30, 2010*	As of October 31, 2009**
AAA,AA,A 0.2%	AAA,AA,A 0.0%
BBB 2.6%	BBB 2.4%
BB 30.1%	BB 37.0%
B 43.8%	B 37.5%
CCC,CC,C 15.5%	CCC,CC,C 18.7%
D 0.0%	D 0.1%
Not Rated 3.1%	Not Rated 1.0%
Equities 0.7%	Equities 0.1%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Nonconvertible Bonds 88.6%		Nonconvertible Bonds 89.6%
	Convertible Bonds, Preferred Stocks 1.0%		Convertible Bonds, Preferred Stocks 1.1%
	Floating Rate Loans 6.4%		Floating Rate Loans 6.1%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	14.1%	** Foreign investments	14.2%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.9%
	Principal Amount	Value
Convertible Bonds - 0.3%
Energy - 0.1%
Energy Conversion Devices, Inc. 3% 6/15/13	$ 710,000	$ 457,950
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	1,965,000	1,723,059
TOTAL CONVERTIBLE BONDS		2,181,009
Nonconvertible Bonds - 88.6%
Aerospace - 0.9%
BE Aerospace, Inc. 8.5% 7/1/18	2,895,000	3,097,650
Sequa Corp.:
11.75% 12/1/15 (d)	2,005,000	2,030,063
13.5% 12/1/15 pay-in-kind (d)	564,499	589,901
Triumph Group, Inc. 8% 11/15/17	1,455,000	1,444,088
		7,161,702
Air Transportation - 2.6%
American Airlines, Inc. 10.5% 10/15/12 (d)	2,235,000	2,380,275
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,160,000	2,181,600
6.977% 11/23/22	213,385	177,110
8.608% 10/1/12	200,000	196,000
10.375% 7/2/19	1,276,150	1,461,191
AMR Corp. 9% 8/1/12	775,000	726,563
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	114,367	112,652
7.875% 7/2/18	93,903	84,982
8.388% 5/1/22	197,171	187,312
9.798% 4/1/21	2,566,382	2,386,735
Continental Airlines, Inc. 9.25% 5/10/17	2,135,000	2,273,775
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,667,412	1,588,210
8.954% 8/10/14	1,423,210	1,381,937
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	624,674	580,946
United Air Lines, Inc.:
9.875% 8/1/13 (d)	545,000	570,888
12% 11/1/13 (d)	695,000	743,650
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,128,757	914,293
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
9.75% 1/15/17	$ 1,675,000	$ 1,838,313
12% 1/15/16 (d)	600,000	634,500
		20,420,932
Automotive - 3.1%
ArvinMeritor, Inc.:
8.125% 9/15/15	2,205,000	2,163,656
10.625% 3/15/18	505,000	541,613
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (d)(e)	410,000	420,250
Ford Motor Credit Co. LLC:
7% 4/15/15	2,330,000	2,364,950
7.5% 8/1/12	1,800,000	1,854,000
8% 6/1/14	1,240,000	1,300,016
8% 12/15/16	1,420,000	1,513,569
8.125% 1/15/20	1,240,000	1,313,758
12% 5/15/15	4,250,000	5,115,725
General Motors Acceptance Corp. 6.875% 8/28/12	2,820,000	2,855,250
Navistar International Corp. 8.25% 11/1/21	1,785,000	1,874,250
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	2,785,000	3,098,313
		24,415,350
Banks and Thrifts - 2.7%
Bank of America Corp.:
8% (f)	680,000	673,200
8.125% (f)	2,035,000	2,014,650
CIT Group, Inc.:
7% 5/1/13	253,246	247,548
7% 5/1/14	719,868	693,773
7% 5/1/15	379,868	361,824
7% 5/1/16	1,283,115	1,218,959
7% 5/1/17	1,656,361	1,569,402
Citigroup Capital XXI 8.3% 12/21/77 (f)	2,952,900	2,938,136
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	3,905,000	3,338,775
GMAC LLC:
6.75% 12/1/14	3,570,000	3,552,150
8% 12/31/18	870,000	863,475
8% 11/1/31	1,090,000	1,054,575
Zions Bancorp 7.75% 9/23/14	2,510,000	2,616,989
		21,143,456
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - 1.5%
Allbritton Communications Co. 8% 5/15/18 (d)	$ 650,000	$ 649,188
Clear Channel Communications, Inc. 5.5% 9/15/14	2,300,000	1,506,500
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (d)	385,000	410,988
Series B 9.25% 12/15/17 (d)	1,610,000	1,724,713
LIN Television Corp. 8.375% 4/15/18 (d)	325,000	336,375
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (d)	1,205,000	1,229,100
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(f)	4,741,512	4,237,924
Univision Communications, Inc. 12% 7/1/14 (d)	1,350,000	1,488,375
		11,583,163
Cable TV - 3.2%
Cablevision Systems Corp.:
7.75% 4/15/18	1,125,000	1,141,875
8% 4/15/20	1,125,000	1,147,500
8.625% 9/15/17 (d)	2,680,000	2,807,300
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (d)	680,000	693,600
8.125% 4/30/20 (d)	1,615,000	1,655,375
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
8.625% 11/15/17 (d)	2,745,000	2,786,175
8.625% 11/15/17 (d)	1,490,000	1,519,800
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (d)	799,382	963,255
CSC Holdings, Inc.:
8.5% 4/15/14 (d)	1,075,000	1,150,250
8.5% 6/15/15 (d)	1,400,000	1,491,000
8.625% 2/15/19 (d)	610,000	662,582
EchoStar Communications Corp.:
7.125% 2/1/16	1,420,000	1,441,300
7.75% 5/31/15	1,295,000	1,354,959
Kabel Deutschland GmbH 10.625% 7/1/14	2,165,000	2,259,719
UPC Germany GmbH 8.125% 12/1/17 (d)	1,970,000	2,029,100
Videotron Ltd. 9.125% 4/15/18	2,145,000	2,370,225
		25,474,015
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	1,940,000	1,944,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Case Corp. 7.25% 1/15/16	$ 755,000	$ 787,088
Case New Holland, Inc. 7.75% 9/1/13 (d)	2,580,000	2,709,000
RBS Global, Inc. / Rexnord Corp.:
8.5% 5/1/18 (d)	2,310,000	2,301,453
11.75% 8/1/16	1,205,000	1,304,413
		9,046,804
Chemicals - 1.4%
Huntsman International LLC:
5.5% 6/30/16 (d)	2,220,000	1,998,000
8.625% 3/15/20 (d)	760,000	769,500
LBI Escrow Corp. 8% 11/1/17 (d)	1,665,000	1,727,438
NOVA Chemicals Corp.:
3.6494% 11/15/13 (f)	1,630,000	1,552,575
6.5% 1/15/12	2,270,000	2,304,050
8.375% 11/1/16 (d)	1,360,000	1,434,800
8.625% 11/1/19 (d)	1,355,000	1,431,219
		11,217,582
Consumer Products - 0.3%
ACCO Brands Corp. 10.625% 3/15/15 (d)	570,000	628,425
Jostens Holding Corp. 10.25% 12/1/13	680,000	702,100
Visant Holding Corp. 8.75% 12/1/13	680,000	693,600
		2,024,125
Containers - 1.7%
Berry Plastics Corp.:
5.0528% 2/15/15 (f)	875,000	854,263
8.25% 11/15/15	2,655,000	2,688,188
8.875% 9/15/14	1,705,000	1,683,688
9.5% 5/15/18 (d)	2,960,000	2,960,000
Crown Cork & Seal, Inc. 7.375% 12/15/26	1,940,000	1,784,800
Greif, Inc. 6.75% 2/1/17	3,780,000	3,817,800
		13,788,739
Department Stores - 0.0%
Neiman Marcus Group, Inc. 10.375% 10/15/15	315,000	331,538
Diversified Financial Services - 3.4%
GMAC, Inc. 8% 3/15/20 (d)	1,420,000	1,462,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (d)	2,990,000	2,915,250
8% 1/15/18 (d)	1,815,000	1,769,625
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	870,000	652,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13	$ 1,080,000	$ 1,002,834
5.65% 6/1/14	900,000	823,658
6.375% 3/25/13	245,000	235,857
6.625% 11/15/13	1,145,000	1,090,613
8.625% 9/15/15 (d)	2,130,000	2,103,375
8.75% 3/15/17 (d)	2,270,000	2,235,950
MU Finance PLC 8.375% 2/1/17 (d)	1,895,000	1,847,625
National Money Mart Co. 10.375% 12/15/16 (d)	2,070,000	2,194,200
Nuveen Investments, Inc.:
5.5% 9/15/15	705,000	564,000
10.5% 11/15/15	705,000	708,525
Penson Worldwide, Inc. 12.5% 5/15/17 (d)	825,000	853,875
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)	2,105,000	2,252,350
SLM Corp. 8% 3/25/20	2,864,000	2,756,600
Sprint Capital Corp. 8.75% 3/15/32	1,085,000	1,085,000
		26,554,437
Diversified Media - 2.9%
Affinion Group, Inc. 11.5% 10/15/15	1,360,000	1,431,400
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (d)(f)	1,525,000	1,620,313
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	205,000	210,125
10% 7/15/17	760,000	870,200
Lamar Media Corp. 9.75% 4/1/14	965,000	1,073,563
Liberty Media Corp. 8.25% 2/1/30	165,000	154,069
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	4,630,000	4,491,100
10% 8/1/14	2,475,000	2,604,938
11.5% 5/1/16	1,435,000	1,637,622
11.625% 2/1/14	3,605,000	4,114,026
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,700,000
7.75% 3/15/16	2,425,000	2,425,000
		23,332,356
Electric Utilities - 4.9%
AES Corp.:
7.75% 3/1/14	2,155,000	2,208,875
7.75% 10/15/15	1,630,000	1,662,600
8% 10/15/17	3,010,000	3,100,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
9.75% 4/15/16 (d)	$ 905,000	$ 988,713
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	1,910,000	1,967,300
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18 (d)	1,205,000	1,256,213
Dynegy Holdings, Inc. 7.5% 6/1/15 (d)	1,375,000	1,203,125
Energy Future Holdings Corp. 12% 11/1/17 pay-in-kind (f)	2,621,476	1,748,961
Intergen NV 9% 6/30/17 (d)	2,470,000	2,581,150
Mirant Americas Generation LLC:
8.5% 10/1/21	2,555,000	2,484,738
9.125% 5/1/31	2,625,000	2,467,500
NRG Energy, Inc.:
7.375% 2/1/16	1,645,000	1,632,663
7.375% 1/15/17	1,775,000	1,748,375
NSG Holdings II, LLC 7.75% 12/15/25 (d)	5,545,000	5,045,950
Otter Tail Corp. 9% 12/15/16	1,675,000	1,834,125
RRI Energy, Inc.:
7.625% 6/15/14	5,550,000	5,515,313
7.875% 6/15/17	710,000	681,600
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series B, 10.25% 11/1/15	590,000	436,600
11.25% 11/1/16 pay-in-kind (f)	894,471	603,495
		39,167,596
Energy - 8.2%
Antero Resources Finance Corp. 9.375% 12/1/17 (d)	2,225,000	2,280,625
Atlas Pipeline Partners LP 8.125% 12/15/15	1,065,000	1,043,700
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	2,305,000	2,362,625
Chesapeake Energy Corp.:
7.5% 9/15/13	840,000	851,550
7.5% 6/15/14	300,000	305,250
7.625% 7/15/13	1,995,000	2,074,800
9.5% 2/15/15	1,060,000	1,162,025
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	480,000	483,600
7.75% 5/15/17	1,065,000	1,075,650
9.5% 5/15/16	1,645,000	1,776,600
Continental Resources, Inc. 7.375% 10/1/20 (d)	825,000	843,563
Denbury Resources, Inc. 9.75% 3/1/16	3,420,000	3,787,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Drummond Co., Inc. 7.375% 2/15/16	$ 4,705,000	$ 4,657,950
Forest Oil Corp. 8.5% 2/15/14	3,055,000	3,245,938
Frontier Oil Corp. 8.5% 9/15/16	1,990,000	2,054,675
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	1,515,000	1,564,238
Hercules Offshore, Inc. 10.5% 10/15/17 (d)	1,360,000	1,400,800
LINN Energy LLC 8.625% 4/15/20 (d)	2,100,000	2,178,750
OPTI Canada, Inc.:
8.25% 12/15/14	1,620,000	1,563,300
9% 12/15/12 (d)	1,170,000	1,205,100
Pan American Energy LLC 7.875% 5/7/21 (d)	2,730,000	2,680,969
Parker Drilling Co. 9.125% 4/1/18 (d)	675,000	691,875
Petrohawk Energy Corp.:
7.875% 6/1/15	985,000	1,017,013
9.125% 7/15/13	2,435,000	2,550,663
10.5% 8/1/14	1,845,000	2,047,950
Petroleum Development Corp. 12% 2/15/18	1,140,000	1,225,500
Pioneer Natural Resources Co.:
6.65% 3/15/17	2,715,000	2,789,663
7.5% 1/15/20	1,610,000	1,722,700
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,507,050
7.625% 6/1/18	965,000	986,713
7.75% 6/15/15	2,895,000	2,952,900
10% 3/1/16	1,910,000	2,101,000
Quicksilver Resources, Inc.:
7.125% 4/1/16	2,335,000	2,264,950
9.125% 8/15/19	1,405,000	1,506,863
11.75% 1/1/16	1,520,000	1,763,200
Venoco, Inc. 11.5% 10/1/17	1,360,000	1,448,400
		65,175,798
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	730,000	760,113
Food and Drug Retail - 1.3%
Albertsons, Inc. 7.75% 6/15/26	200,000	173,000
Rite Aid Corp.:
8.625% 3/1/15	1,330,000	1,180,375
9.375% 12/15/15	495,000	438,075
9.5% 6/15/17	545,000	474,150
SUPERVALU, Inc.:
7.5% 11/15/14	1,290,000	1,325,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food and Drug Retail - continued
SUPERVALU, Inc.: - continued
8% 5/1/16	$ 2,795,000	$ 2,843,913
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (d)	2,295,000	2,243,363
Tops Markets LLC 10.125% 10/15/15 (d)	1,275,000	1,351,500
		10,029,851
Food/Beverage/Tobacco - 0.3%
Dole Food Co., Inc. 8% 10/1/16 (d)	2,435,000	2,526,313
Gaming - 2.7%
American Casino & Entertainment Properties LLC 11% 6/15/14	1,780,000	1,753,300
Chukchansi Economic Development Authority:
4.0244% 11/15/12 (d)(f)	360,000	282,600
8% 11/15/13 (d)	935,000	780,725
NCL Corp. Ltd. 11.75% 11/15/16 (d)	1,065,000	1,155,525
Scientific Games Corp.:
7.875% 6/15/16 (d)	1,285,000	1,294,638
9.25% 6/15/19	1,250,000	1,331,250
9.25% 6/15/19 (d)	1,260,000	1,341,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	2,230,000	2,218,850
7.25% 5/1/12	2,120,000	2,109,400
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (d)(f)	1,365,000	1,093,706
9.125% 2/1/15 (d)	880,000	752,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,285,000	3,317,850
6.625% 12/1/14	3,565,000	3,600,650
		21,032,794
Healthcare - 7.2%
American Renal Holdings, Inc. 8.375% 5/15/18 (d)(e)	430,000	434,300
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (d)	1,805,000	1,994,525
12.375% 11/1/14 (d)	685,000	762,063
Biomet, Inc.:
10% 10/15/17	1,505,000	1,651,738
10.375% 10/15/17 pay-in-kind (f)	225,000	246,375
Community Health Systems, Inc. 8.875% 7/15/15	2,715,000	2,837,175
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	5,230,000	5,726,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
8.5% 4/15/19 (d)	$ 3,360,000	$ 3,691,800
9.125% 11/15/14	5,535,000	5,867,100
9.25% 11/15/16	2,600,000	2,801,500
9.625% 11/15/16 pay-in-kind (f)	2,398,000	2,601,830
9.875% 2/15/17 (d)	290,000	319,725
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (d)	1,260,000	1,237,950
9% 5/15/16	1,860,000	1,897,200
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,420,000	4,447,625
7% 1/15/16	2,895,000	2,909,475
7.5% 2/15/20 (d)	1,190,000	1,231,650
Psychiatric Solutions, Inc.:
7.75% 7/15/15	1,555,000	1,586,100
7.75% 7/15/15 (d)	515,000	515,000
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,802,188
Valeant Pharmaceuticals International:
7.625% 3/15/20 (d)	1,350,000	1,373,625
8.375% 6/15/16	2,505,000	2,661,563
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 8% 2/1/18 (d)	3,475,000	3,448,938
Ventas Realty LP:
6.5% 6/1/16	1,715,000	1,757,875
6.5% 6/1/16	1,730,000	1,773,250
6.625% 10/15/14	1,345,000	1,375,263
		56,952,683
Homebuilding/Real Estate - 0.8%
Lennar Corp. 12.25% 6/1/17	2,765,000	3,383,669
Standard Pacific Corp.:
7% 8/15/15	730,000	711,750
8.375% 5/15/18 (e)	660,000	670,692
10.75% 9/15/16	1,650,000	1,856,250
		6,622,361
Hotels - 0.7%
Host Hotels & Resorts LP:
6.875% 11/1/14	225,000	228,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP: - continued
9% 5/15/17 (d)	$ 1,415,000	$ 1,556,500
Host Marriott LP 7.125% 11/1/13	4,010,000	4,080,175
		5,865,050
Insurance - 0.2%
American International Group, Inc. 5.6% 10/18/16	1,975,000	1,864,671
Leisure - 2.3%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	2,145,000	2,187,900
GWR Operating Partnership LLP 10.875% 4/1/17 (d)	1,280,000	1,280,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	966,625
11.875% 7/15/15	975,000	1,174,875
yankee:
7% 6/15/13	3,660,000	3,797,250
7.25% 6/15/16	3,345,000	3,386,813
7.5% 10/15/27	1,605,000	1,484,625
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	653,130
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (d)	845,000	866,125
10.875% 11/15/16 (d)	1,905,000	2,024,063
		17,821,406
Metals/Mining - 2.1%
Arch Coal, Inc. 8.75% 8/1/16 (d)	1,345,000	1,432,425
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	1,020,075
CONSOL Energy, Inc.:
8% 4/1/17 (d)	1,810,000	1,900,500
8.25% 4/1/20 (d)	1,210,000	1,288,650
Drummond Co., Inc. 9% 10/15/14 (d)	565,000	590,425
FMG Finance Property Ltd.:
10% 9/1/13 (d)	1,205,000	1,313,450
10.625% 9/1/16 (d)	1,205,000	1,403,825
Massey Energy Co. 6.875% 12/15/13	5,000,000	4,850,000
Severstal Columbus LLC 10.25% 2/15/18 (d)	2,695,000	2,856,700
		16,656,050
Paper - 1.2%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (d)	900,000	933,750
Domtar Corp.:
7.125% 8/15/15	1,545,000	1,633,838
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Domtar Corp.: - continued
10.75% 6/1/17	$ 1,550,000	$ 1,902,625
Rock-Tenn Co. 9.25% 3/15/16	1,270,000	1,381,125
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (d)	3,130,000	3,427,350
		9,278,688
Services - 4.1%
ARAMARK Corp.:
3.7488% 2/1/15 (f)	3,755,000	3,567,250
8.5% 2/1/15	2,260,000	2,316,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	2,835,000	2,884,613
7.75% 5/15/16	4,310,000	4,379,822
9.625% 3/15/18 (d)	590,000	634,250
FTI Consulting, Inc. 7.625% 6/15/13	2,705,000	2,738,813
Hertz Corp.:
8.875% 1/1/14	2,080,000	2,147,600
10.5% 1/1/16	1,455,000	1,556,850
McJunkin Red Man Corp. 9.5% 12/15/16 (d)	4,560,000	4,719,600
Rural/Metro Corp. 12.75% 3/15/16	1,739,000	1,856,383
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (d)(f)	2,045,000	2,172,813
United Rentals North America, Inc.:
7.75% 11/15/13	1,365,000	1,375,238
9.25% 12/15/19	1,650,000	1,765,500
		32,115,232
Shipping - 1.5%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	1,580,000	1,643,200
9.5% 12/15/14	2,415,000	2,475,375
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	229,450
8.125% 3/30/18	1,810,000	1,846,200
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	3,995,000
Teekay Corp. 8.5% 1/15/20	940,000	996,400
Western Express, Inc. 12.5% 4/15/15 (d)	710,000	690,475
		11,876,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Specialty Retailing - 0.2%
AutoNation, Inc. 6.75% 4/15/18	$ 1,595,000	$ 1,595,000
Steels - 1.9%
Algoma Acquisition Corp. 9.875% 6/15/15 (d)	840,000	802,200
Edgen Murray Corp. 12.25% 1/15/15 (d)	3,450,000	3,415,500
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	2,160,000	2,214,000
Steel Dynamics, Inc.:
6.75% 4/1/15	2,660,000	2,706,550
7.375% 11/1/12	2,235,000	2,335,575
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,167,560
United States Steel Corp. 7.375% 4/1/20	2,300,000	2,328,750
		14,970,135
Super Retail - 2.6%
Federated Retail Holdings, Inc. 5.9% 12/1/16	1,090,000	1,122,700
Intcomex, Inc. 13.25% 12/15/14 (d)	1,755,000	1,825,200
Ltd. Brands, Inc.:	1,215,000	1,351,688
7% 5/1/20 (e)	900,000	916,920
8.5% 6/15/19	1,215,000	1,315,688
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (f)	1,870,000	1,919,181
Netflix, Inc. 8.5% 11/15/17	2,560,000	2,720,000
QVC, Inc. 7.125% 4/15/17 (d)	1,015,000	1,032,763
Sonic Automotive, Inc. 9% 3/15/18 (d)	2,040,000	2,080,800
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	1,435,000	1,452,938
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)	4,020,000	4,552,650
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)	1,715,000	1,813,613
		20,788,453
Technology - 6.8%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (d)	1,275,000	1,313,250
Amkor Technology, Inc.:
7.375% 5/1/18 (d)	800,000	802,000
7.75% 5/15/13	2,060,000	2,085,750
9.25% 6/1/16	2,410,000	2,566,650
Avaya, Inc.:
9.75% 11/1/15	1,485,000	1,481,288
10.875% 11/1/15 pay-in-kind (f)	4,248,000	4,058,212
First Data Corp. 10.55% 9/24/15 pay-in-kind (f)	4,402,548	3,845,253
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	1,870,000	1,942,556
9.875% 12/15/14 pay-in-kind (f)	3,891,909	3,716,462
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
10.125% 12/15/16	$ 1,780,000	$ 1,708,800
10.125% 3/15/18 (d)	3,475,000	3,770,375
Jabil Circuit, Inc.:
7.75% 7/15/16	1,615,000	1,711,900
8.25% 3/15/18	1,215,000	1,315,238
Lucent Technologies, Inc.:
6.45% 3/15/29	4,400,000	3,223,000
6.5% 1/15/28	1,065,000	777,450
Seagate HDD Cayman 6.875% 5/1/20 (d)(e)	2,420,000	2,426,050
Seagate Technology HDD Holdings 6.8% 10/1/16	2,850,000	2,885,625
Seagate Technology International 10% 5/1/14 (d)	960,000	1,128,000
SunGard Data Systems, Inc. 10.25% 8/15/15	1,410,000	1,476,975
Terremark Worldwide, Inc. 12.25% 6/15/17 (d)	2,705,000	3,073,692
Viasystems, Inc. 12% 1/15/15 (d)	1,110,000	1,226,550
Xerox Capital Trust I 8% 2/1/27	7,625,000	7,673,886
		54,208,962
Telecommunications - 14.2%
Cincinnati Bell, Inc. 8.25% 10/15/17	1,760,000	1,773,200
Citizens Communications Co.:
7.875% 1/15/27	635,000	595,313
9% 8/15/31	1,390,000	1,403,900
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	4,520,000	4,700,800
Clearwire Escrow Corp. 12% 12/1/15 (d)	3,425,000	3,562,000
Cleveland Unlimited, Inc. 13.5% 12/15/10 (d)(f)	865,000	834,725
Cricket Communications, Inc.:
7.75% 5/15/16	1,955,000	2,033,200
9.375% 11/1/14	990,000	1,023,413
10% 7/15/15	1,005,000	1,065,300
Digicel Group Ltd.:
8.25% 9/1/17 (d)	2,150,000	2,193,000
8.875% 1/15/15 (d)	3,935,000	3,949,756
9.125% 1/15/15 pay-in-kind (d)(f)	2,020,000	2,040,200
10.5% 4/15/18 (d)	570,000	618,450
12% 4/1/14 (d)	2,200,000	2,516,250
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,043,300
Frontier Communications Corp.:
7.875% 4/15/15 (d)	1,210,000	1,258,400
8.125% 10/1/18	2,515,000	2,590,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Frontier Communications Corp.: - continued
8.25% 5/1/14	$ 2,285,000	$ 2,424,842
8.25% 4/15/17 (d)	1,775,000	1,832,688
8.5% 4/15/20 (d)	605,000	623,150
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)	5,511,757	5,698,927
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,705,000	2,884,342
11.5% 6/15/16	1,775,000	1,917,000
Intelsat Ltd.:
6.5% 11/1/13	5,335,000	5,281,650
7.625% 4/15/12	1,795,000	1,835,388
11.25% 6/15/16	260,000	280,800
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (d)	280,000	289,800
8.875% 1/15/15	3,480,000	3,601,800
MetroPCS Wireless, Inc.:
9.25% 11/1/14	2,460,000	2,552,250
9.25% 11/1/14	2,350,000	2,449,875
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,214,300
6.875% 10/31/13	3,580,000	3,517,350
7.375% 8/1/15	5,235,000	5,097,581
NII Capital Corp.:
8.875% 12/15/19 (d)	1,875,000	1,982,813
10% 8/15/16 (d)	1,680,000	1,864,800
PAETEC Holding Corp.:
8.875% 6/30/17	1,780,000	1,837,850
8.875% 6/30/17 (d)	695,000	717,588
9.5% 7/15/15	685,000	698,700
Qwest Communications International, Inc.:
7.125% 4/1/18 (d)	1,705,000	1,760,413
7.5% 2/15/14	1,040,000	1,058,200
8% 10/1/15 (d)	2,465,000	2,643,713
Qwest Corp.:
3.507% 6/15/13 (f)	2,450,000	2,486,750
8.375% 5/1/16	855,000	976,838
Sprint Capital Corp. 6.875% 11/15/28	3,170,000	2,757,900
Sprint Nextel Corp.:
6% 12/1/16	2,885,000	2,661,413
8.375% 8/15/17	2,165,000	2,246,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications 7.5% 6/15/23	$ 2,780,000	$ 2,773,050
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	3,060,000	3,396,600
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	2,755,000	2,716,105
		112,282,321
Textiles & Apparel - 0.2%
Levi Strauss & Co. 7.625% 5/15/20 (d)(e)	500,000	505,000
Phillips-Van Heusen Corp. 7.375% 5/15/20 (e)	965,000	990,331
		1,495,331
Trucking & Freight - 0.3%
Swift Transportation Co., Inc. 12.5% 5/15/17 (d)	2,260,000	2,282,600
TOTAL NONCONVERTIBLE BONDS		701,861,707
TOTAL CORPORATE BONDS (Cost $647,205,573)		704,042,716
Common Stocks - 0.0%
	Shares
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	10,039	380,478
Chemicals - 0.0%
Lyondell Chemical Co. Class B, (a)(e)	37	833
TOTAL COMMON STOCKS (Cost $331,680)		381,311
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	23,000	1,049,260
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.6%
Diversified Financial Services - 0.6%
Citigroup Capital XII 8.50%	98,240	$ 2,554,240
JPMorgan Chase Capital XXIX 6.70%	77,975	1,890,894
		4,445,134
TOTAL PREFERRED STOCKS (Cost $5,539,799)		5,494,394
Floating Rate Loans - 6.4%
	Principal Amount
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (f)	$ 1,743,956	1,634,958
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (f)	549,134	507,949
US Airways Group, Inc. term loan 2.8128% 3/23/14 (f)	2,061,383	1,705,794
		3,848,701
Automotive - 1.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1885% 12/27/14 (f)	2,607,013	2,385,417
Tranche C, term loan 2.1962% 12/27/15 (f)	1,569,240	1,416,239
Ford Motor Co. term loan 3.2837% 12/15/13 (f)	4,255,558	4,119,380
		7,921,036
Broadcasting - 0.5%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (f)	4,115,000	3,734,363
Cable TV - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (f)	1,089,913	1,028,550
Capital Goods - 0.5%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (f)	4,090,000	3,967,300
Containers - 0.4%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	1,480,000	1,476,300
Tranche 2LN, term loan 10% 9/2/16 (f)	1,480,000	1,465,200
		2,941,500
Diversified Financial Services - 0.8%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	2,713,200	2,753,898
Floating Rate Loans - continued
	Principal Amount	Value
Diversified Financial Services - continued
Clear Channel Capital I LLC Tranche B, term loan 3.9231% 1/29/16 (f)	$ 1,470,000	$ 1,220,100
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (f)	1,356,000	1,389,900
Tranche 2LN, term loan 7% 3/17/16 (f)	994,000	1,012,638
		6,376,536
Electric Utilities - 0.6%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2731% 3/30/12 (f)	515,613	487,254
term loan 3.2901% 3/30/14 (f)	4,502,185	4,254,565
		4,741,819
Gaming - 0.3%
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (f)	473,591	445,175
Tranche B, term loan 2.05% 5/23/14 (f)	2,311,896	2,173,182
		2,618,357
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	780,000	846,300
Services - 0.2%
ServiceMaster Co.:
term loan 2.7638% 7/24/14 (f)	1,642,503	1,589,121
Tranche DD, term loan 2.78% 7/24/14 (f)	143,797	139,123
		1,728,244
Technology - 0.8%
Avaya, Inc. term loan 3.0019% 10/24/14 (f)	1,580,919	1,450,494
First Data Corp.:
Tranche B1, term loan 3.0144% 9/24/14 (f)	615,267	554,510
Tranche B2, term loan 3.0323% 9/24/14 (f)	570,611	514,263
Tranche B3, term loan 3.0323% 9/24/14 (f)	1,940,076	1,746,069
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (f)	1,210,702	1,163,787
Kronos, Inc. Tranche 2LN, term loan 6.0401% 6/11/15 (f)	1,250,000	1,178,125
		6,607,248
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.6%
Asurion Corp. Tranche 2LN, term loan 6.7501% 7/3/15 (f)	$ 3,040,000	$ 3,005,800
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (f)	1,335,000	1,258,238
		4,264,038
TOTAL FLOATING RATE LOANS (Cost $45,901,958)		50,623,992
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.21% (b) (Cost $22,782,981)	22,782,981	22,782,981
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $721,761,991)		783,325,394
NET OTHER ASSETS - 1.1%		9,062,667
NET ASSETS - 100%		$ 792,388,061
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $235,730,268 or 29.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,751
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 380,478	$ 380,478	$ -	$ -
Financials	4,445,134	1,890,894	2,554,240	-
Materials	833	-	833	-
Utilities	1,049,260	-	1,049,260	-
Corporate Bonds	704,042,716	-	704,042,716	-
Floating Rate Loans	50,623,992	-	50,623,992	-
Money Market Funds	22,782,981	22,782,981	-	-
Total Investments in Securities:	$ 783,325,394	$ 25,054,353	$ 758,271,041	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.9%
Bermuda	5.0%
Canada	3.2%
Cayman Islands	1.4%
Liberia	1.3%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $54,732,583 of which $17,580,650 and $37,151,933 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $698,979,010)	$ 760,542,413
Fidelity Central Funds (cost $22,782,981)	22,782,981
Total Investments (cost $721,761,991)		$ 783,325,394
Cash		145,407
Regular delivery		7,495,442
Delayed delivery		461,250
Receivable for fund shares sold		3,566,868
Interest receivable		16,834,453
Distributions receivable from Fidelity Central Funds		3,627
Prepaid expenses		1,143
Receivable from investment adviser for expense reductions		10,163
Other receivables		4,501
Total assets		811,848,248

Liabilities
Payable for investments purchased Regular delivery	$ 9,881,582
Delayed delivery	6,731,704
Payable for fund shares redeemed	1,395,491
Distributions payable	685,122
Accrued management fee	368,896
Distribution fees payable	191,800
Other affiliated payables	156,675
Other payables and accrued expenses	48,917
Total liabilities		19,460,187

Net Assets		$ 792,388,061
Net Assets consist of:
Paid in capital		$ 757,748,754
Undistributed net investment income		8,740,857
Accumulated undistributed net realized gain (loss) on investments		(35,660,415)
Net unrealized appreciation (depreciation) on investments		61,558,865
Net Assets		$ 792,388,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($268,422,894 ÷ 32,254,494 shares)	$ 8.32

Maximum offering price per share (100/96.00 of $8.32)	$ 8.67
Class T: Net Asset Value and redemption price per share ($118,920,145 ÷ 14,309,627 shares)	$ 8.31

Maximum offering price per share (100/96.00 of $8.31)	$ 8.66
Class B: Net Asset Value and offering price per share ($30,723,752 ÷ 3,699,999 shares)A	$ 8.30

Class C: Net Asset Value and offering price per share ($107,449,046 ÷ 12,938,463 shares)A	$ 8.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($266,872,224 ÷ 32,025,536 shares)	$ 8.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 38,813
Interest		35,479,050
Income from Fidelity Central Funds		22,751
Total income		35,540,614

Expenses
Management fee	$ 2,216,898
Transfer agent fees	820,226
Distribution fees	1,137,622
Accounting fees and expenses	146,403
Custodian fees and expenses	11,568
Independent trustees' compensation	2,157
Registration fees	53,158
Audit	32,616
Legal	28,632
Miscellaneous	6,094
Total expenses before reductions	4,455,374
Expense reductions	(80,649)	4,374,725
Net investment income		31,165,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,315,398
Change in net unrealized appreciation (depreciation) on investment securities		23,217,441
Net gain (loss)		42,532,839
Net increase (decrease) in net assets resulting from operations		$ 73,698,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 31,165,889	$ 49,321,902
Net realized gain (loss)	19,315,398	(37,947,386)
Change in net unrealized appreciation (depreciation)	23,217,441	160,152,496
Net increase (decrease) in net assets resulting from operations	73,698,728	171,527,012
Distributions to shareholders from net investment income	(30,172,539)	(43,012,938)
Share transactions - net increase (decrease)	(28,922,489)	320,669,955
Redemption fees	47,316	259,288
Total increase (decrease) in net assets	14,651,016	449,443,317

Net Assets
Beginning of period	777,737,045	328,293,728
End of period (including undistributed net investment income of $8,740,857 and undistributed net investment income of $7,747,507, respectively)	$ 792,388,061	$ 777,737,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.87	$ 6.48	$ 9.13	$ 9.26	$ 9.15	$ 9.59
Income from Investment Operations
Net investment income E	.323	.625	.645	.661	.634	.615
Net realized and unrealized gain (loss)	.439	1.318	(2.616)	(.078)	.214	(.288)
Total from investment operations	.762	1.943	(1.971)	.583	.848	.327
Distributions from net investment income	(.312)	(.556)	(.621)	(.664)	(.613)	(.629)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.312)	(.556)	(.681)	(.714)	(.748)	(.769)
Redemption fees added to paid in capital E	- I	.003	.002	.001	.010	.002
Net asset value, end of period	$ 8.32	$ 7.87	$ 6.48	$ 9.13	$ 9.26	$ 9.15
Total Return B,C,D	9.87%	31.69%	(23.03)%	6.46%	9.82%	3.53%
Ratios to Average Net Assets F,H
Expenses before reductions	1.07% A	1.09%	1.12%	1.04%	1.01%	1.02%
Expenses net of fee waivers, if any	1.07% A	1.09%	1.10%	1.04%	1.00%	1.00%
Expenses net of all reductions	1.07% A	1.08%	1.10%	1.03%	1.00%	1.00%
Net investment income	8.08% A	8.91%	7.65%	7.11%	6.95%	6.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,423	$ 282,936	$ 89,571	$ 110,703	$ 130,666	$ 115,345
Portfolio turnover rate G	90% A	54%	62%	69%	72%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.86	$ 6.48	$ 9.12	$ 9.25	$ 9.14	$ 9.58
Income from Investment Operations
Net investment income E	.322	.622	.645	.654	.624	.607
Net realized and unrealized gain (loss)	.439	1.310	(2.606)	(.077)	.215	(.289)
Total from investment operations	.761	1.932	(1.961)	.577	.839	.318
Distributions from net investment income	(.311)	(.555)	(.621)	(.658)	(.604)	(.620)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.311)	(.555)	(.681)	(.708)	(.739)	(.760)
Redemption fees added to paid in capital E	- I	.003	.002	.001	.010	.002
Net asset value, end of period	$ 8.31	$ 7.86	$ 6.48	$ 9.12	$ 9.25	$ 9.14
Total Return B,C,D	9.86%	31.52%	(22.94)%	6.40%	9.73%	3.43%
Ratios to Average Net Assets F,H
Expenses before reductions	1.12% A	1.16%	1.19%	1.15%	1.18%	1.19%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	8.05% A	8.89%	7.65%	7.04%	6.85%	6.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,920	$ 111,601	$ 43,018	$ 57,798	$ 68,487	$ 69,091
Portfolio turnover rate G	90% A	54%	62%	69%	72%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Income from Investment Operations
Net investment income E	.295	.571	.593	.593	.565	.546
Net realized and unrealized gain (loss)	.440	1.317	(2.609)	(.086)	.215	(.279)
Total from investment operations	.735	1.888	(2.016)	.507	.780	.267
Distributions from net investment income	(.285)	(.511)	(.566)	(.598)	(.545)	(.559)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.285)	(.511)	(.626)	(.648)	(.680)	(.699)
Redemption fees added to paid in capital E	- I	.003	.002	.001	.010	.002
Net asset value, end of period	$ 8.30	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Total Return B,C,D	9.52%	30.73%	(23.47)%	5.61%	9.03%	2.87%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.81%	1.82%	1.79%	1.81%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	7.40% A	8.25%	7.00%	6.39%	6.20%	5.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,724	$ 32,894	$ 21,429	$ 41,049	$ 51,362	$ 64,804
Portfolio turnover rate G	90% A	54%	62%	69%	72%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Income from Investment Operations
Net investment income E	.292	.572	.583	.584	.556	.536
Net realized and unrealized gain (loss)	.440	1.309	(2.608)	(.085)	.215	(.278)
Total from investment operations	.732	1.881	(2.025)	.499	.771	.258
Distributions from net investment income	(.282)	(.504)	(.557)	(.590)	(.536)	(.550)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.282)	(.504)	(.617)	(.640)	(.671)	(.690)
Redemption fees added to paid in capital E	- I	.003	.002	.001	.010	.002
Net asset value, end of period	$ 8.30	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Total Return B,C,D	9.48%	30.60%	(23.54)%	5.51%	8.92%	2.77%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.85%	1.86%	1.84%	1.86%	1.87%
Expenses net of fee waivers, if any	1.82% A	1.85%	1.85%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.82% A	1.85%	1.85%	1.84%	1.85%	1.85%
Net investment income	7.33% A	8.15%	6.90%	6.30%	6.10%	5.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,449	$ 98,361	$ 30,619	$ 50,700	$ 52,796	$ 56,036
Portfolio turnover rate G	90% A	54%	62%	69%	72%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 6.49	$ 9.14	$ 9.27	$ 9.16	$ 9.60
Income from Investment Operations
Net investment income D	.332	.637	.669	.678	.648	.630
Net realized and unrealized gain (loss)	.439	1.323	(2.619)	(.078)	.214	(.289)
Total from investment operations	.771	1.960	(1.950)	.600	.862	.341
Distributions from net investment income	(.321)	(.573)	(.642)	(.681)	(.627)	(.643)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.321)	(.573)	(.702)	(.731)	(.762)	(.783)
Redemption fees added to paid in capital D	- H	.003	.002	.001	.010	.002
Net asset value, end of period	$ 8.33	$ 7.88	$ 6.49	$ 9.14	$ 9.27	$ 9.16
Total Return B,C	9.97%	31.95%	(22.81)%	6.65%	9.98%	3.68%
Ratios to Average Net Assets E,G
Expenses before reductions	.90% A	.90%	.92%	.90%	.91%	.91%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income	8.30% A	9.15%	7.90%	7.29%	7.10%	6.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,872	$ 251,945	$ 143,656	$ 206,188	$ 208,205	$ 200,804
Portfolio turnover rate F	90% A	54%	62%	69%	72%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,111,991
Gross unrealized depreciation	(4,266,587)
Net unrealized appreciation (depreciation)	$ 66,845,404

Tax cost	$ 716,479,990

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,529,768 and $373,273,647, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 344,023	$ 12,352
Class T	-%	.25%	142,957	1,485
Class B	.65%	.25%	142,984	103,712
Class C	.75%	.25%	507,658	171,048
			$ 1,137,622	$ 288,597

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,799
Class T	7,268
Class B*	37,299
Class C*	16,356
$ 80,722

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 237,194.17
Class T	127,237.22
Class B	42,254.27
Class C	86,463.17
Institutional Class	327,078.25
	$ 820,226

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,570 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.10%	10,659
Class B	1.75%	10,693
Institutional Class	.85%	58,994
		$ 80,346

Semiannual Report

8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $303.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 10,726,959	$ 14,826,870
Class T	4,414,460	6,135,544
Class B	1,130,822	1,894,439
Class C	3,550,440	4,503,367
Institutional Class	10,349,858	15,652,718
Total	$ 30,172,539	$ 43,012,938

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	5,736,605	30,560,083	$ 46,367,356	$ 204,385,489
Reinvestment of distributions	1,130,617	1,768,218	9,132,436	12,459,517
Shares redeemed	(10,568,038)	(10,186,786)	(85,368,437)	(70,599,371)
Net increase (decrease)	(3,700,816)	22,141,515	$ (29,868,645)	$ 146,245,635
Class T
Shares sold	1,949,900	10,322,686	$ 15,738,319	$ 69,320,898
Reinvestment of distributions	442,645	709,444	3,573,228	4,967,568
Shares redeemed	(2,283,812)	(3,473,620)	(18,371,768)	(24,238,299)
Net increase (decrease)	108,733	7,558,510	$ 939,779	$ 50,050,167
Class B
Shares sold	557,313	2,249,463	$ 4,487,867	$ 15,307,774
Reinvestment of distributions	100,434	178,901	809,814	1,237,038
Shares redeemed	(1,146,760)	(1,550,654)	(9,231,457)	(10,542,209)
Net increase (decrease)	(489,013)	877,710	$ (3,933,776)	$ 6,002,603

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	2,119,328	9,727,146	$ 17,110,290	$ 65,826,181
Reinvestment of distributions	315,872	438,112	2,548,272	3,085,477
Shares redeemed	(2,021,392)	(2,371,464)	(16,237,469)	(16,619,567)
Net increase (decrease)	413,808	7,793,794	$ 3,421,093	$ 52,292,091
Institutional Class
Shares sold	5,104,918	16,964,074	$ 41,332,852	$ 113,961,441
Reinvestment of distributions	1,139,755	2,049,342	9,227,474	14,203,877
Shares redeemed	(6,194,960)	(9,166,153)	(50,041,266)	(62,085,859)
Net increase (decrease)	49,713	9,847,263	$ 519,060	$ 66,079,459

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHI-USAN-0610
1.784884.107

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
High Income
Fund - Institutional Class

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.07%
Actual		$ 1,000.00	$ 1,098.70	$ 5.57
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.10%
Actual		$ 1,000.00	$ 1,098.60	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class B	1.75%
Actual		$ 1,000.00	$ 1,095.20	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.82%
Actual		$ 1,000.00	$ 1,094.80	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,099.70	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	1.9	2.4
Nextel Communications, Inc.	1.8	1.4
Ford Motor Credit Co. LLC	1.7	2.1
Nielsen Finance LLC/Nielsen Finance Co.	1.6	1.5
Freescale Semiconductor, Inc.	1.5	0.4
	8.5
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.8	13.9
Energy	8.3	9.1
Technology	7.8	5.4
Healthcare	7.2	7.5
Electric Utilities	5.6	7.6
Quality Diversification (% of fund's net assets)
As of April 30, 2010*	As of October 31, 2009**
AAA,AA,A 0.2%	AAA,AA,A 0.0%
BBB 2.6%	BBB 2.4%
BB 30.1%	BB 37.0%
B 43.8%	B 37.5%
CCC,CC,C 15.5%	CCC,CC,C 18.7%
D 0.0%	D 0.1%
Not Rated 3.1%	Not Rated 1.0%
Equities 0.7%	Equities 0.1%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Nonconvertible Bonds 88.6%		Nonconvertible Bonds 89.6%
	Convertible Bonds, Preferred Stocks 1.0%		Convertible Bonds, Preferred Stocks 1.1%
	Floating Rate Loans 6.4%		Floating Rate Loans 6.1%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	14.1%	** Foreign investments	14.2%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.9%
	Principal Amount	Value
Convertible Bonds - 0.3%
Energy - 0.1%
Energy Conversion Devices, Inc. 3% 6/15/13	$ 710,000	$ 457,950
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	1,965,000	1,723,059
TOTAL CONVERTIBLE BONDS		2,181,009
Nonconvertible Bonds - 88.6%
Aerospace - 0.9%
BE Aerospace, Inc. 8.5% 7/1/18	2,895,000	3,097,650
Sequa Corp.:
11.75% 12/1/15 (d)	2,005,000	2,030,063
13.5% 12/1/15 pay-in-kind (d)	564,499	589,901
Triumph Group, Inc. 8% 11/15/17	1,455,000	1,444,088
		7,161,702
Air Transportation - 2.6%
American Airlines, Inc. 10.5% 10/15/12 (d)	2,235,000	2,380,275
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,160,000	2,181,600
6.977% 11/23/22	213,385	177,110
8.608% 10/1/12	200,000	196,000
10.375% 7/2/19	1,276,150	1,461,191
AMR Corp. 9% 8/1/12	775,000	726,563
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	114,367	112,652
7.875% 7/2/18	93,903	84,982
8.388% 5/1/22	197,171	187,312
9.798% 4/1/21	2,566,382	2,386,735
Continental Airlines, Inc. 9.25% 5/10/17	2,135,000	2,273,775
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,667,412	1,588,210
8.954% 8/10/14	1,423,210	1,381,937
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	624,674	580,946
United Air Lines, Inc.:
9.875% 8/1/13 (d)	545,000	570,888
12% 11/1/13 (d)	695,000	743,650
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,128,757	914,293
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
9.75% 1/15/17	$ 1,675,000	$ 1,838,313
12% 1/15/16 (d)	600,000	634,500
		20,420,932
Automotive - 3.1%
ArvinMeritor, Inc.:
8.125% 9/15/15	2,205,000	2,163,656
10.625% 3/15/18	505,000	541,613
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (d)(e)	410,000	420,250
Ford Motor Credit Co. LLC:
7% 4/15/15	2,330,000	2,364,950
7.5% 8/1/12	1,800,000	1,854,000
8% 6/1/14	1,240,000	1,300,016
8% 12/15/16	1,420,000	1,513,569
8.125% 1/15/20	1,240,000	1,313,758
12% 5/15/15	4,250,000	5,115,725
General Motors Acceptance Corp. 6.875% 8/28/12	2,820,000	2,855,250
Navistar International Corp. 8.25% 11/1/21	1,785,000	1,874,250
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	2,785,000	3,098,313
		24,415,350
Banks and Thrifts - 2.7%
Bank of America Corp.:
8% (f)	680,000	673,200
8.125% (f)	2,035,000	2,014,650
CIT Group, Inc.:
7% 5/1/13	253,246	247,548
7% 5/1/14	719,868	693,773
7% 5/1/15	379,868	361,824
7% 5/1/16	1,283,115	1,218,959
7% 5/1/17	1,656,361	1,569,402
Citigroup Capital XXI 8.3% 12/21/77 (f)	2,952,900	2,938,136
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	3,905,000	3,338,775
GMAC LLC:
6.75% 12/1/14	3,570,000	3,552,150
8% 12/31/18	870,000	863,475
8% 11/1/31	1,090,000	1,054,575
Zions Bancorp 7.75% 9/23/14	2,510,000	2,616,989
		21,143,456
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - 1.5%
Allbritton Communications Co. 8% 5/15/18 (d)	$ 650,000	$ 649,188
Clear Channel Communications, Inc. 5.5% 9/15/14	2,300,000	1,506,500
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (d)	385,000	410,988
Series B 9.25% 12/15/17 (d)	1,610,000	1,724,713
LIN Television Corp. 8.375% 4/15/18 (d)	325,000	336,375
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (d)	1,205,000	1,229,100
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(f)	4,741,512	4,237,924
Univision Communications, Inc. 12% 7/1/14 (d)	1,350,000	1,488,375
		11,583,163
Cable TV - 3.2%
Cablevision Systems Corp.:
7.75% 4/15/18	1,125,000	1,141,875
8% 4/15/20	1,125,000	1,147,500
8.625% 9/15/17 (d)	2,680,000	2,807,300
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (d)	680,000	693,600
8.125% 4/30/20 (d)	1,615,000	1,655,375
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
8.625% 11/15/17 (d)	2,745,000	2,786,175
8.625% 11/15/17 (d)	1,490,000	1,519,800
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (d)	799,382	963,255
CSC Holdings, Inc.:
8.5% 4/15/14 (d)	1,075,000	1,150,250
8.5% 6/15/15 (d)	1,400,000	1,491,000
8.625% 2/15/19 (d)	610,000	662,582
EchoStar Communications Corp.:
7.125% 2/1/16	1,420,000	1,441,300
7.75% 5/31/15	1,295,000	1,354,959
Kabel Deutschland GmbH 10.625% 7/1/14	2,165,000	2,259,719
UPC Germany GmbH 8.125% 12/1/17 (d)	1,970,000	2,029,100
Videotron Ltd. 9.125% 4/15/18	2,145,000	2,370,225
		25,474,015
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	1,940,000	1,944,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Case Corp. 7.25% 1/15/16	$ 755,000	$ 787,088
Case New Holland, Inc. 7.75% 9/1/13 (d)	2,580,000	2,709,000
RBS Global, Inc. / Rexnord Corp.:
8.5% 5/1/18 (d)	2,310,000	2,301,453
11.75% 8/1/16	1,205,000	1,304,413
		9,046,804
Chemicals - 1.4%
Huntsman International LLC:
5.5% 6/30/16 (d)	2,220,000	1,998,000
8.625% 3/15/20 (d)	760,000	769,500
LBI Escrow Corp. 8% 11/1/17 (d)	1,665,000	1,727,438
NOVA Chemicals Corp.:
3.6494% 11/15/13 (f)	1,630,000	1,552,575
6.5% 1/15/12	2,270,000	2,304,050
8.375% 11/1/16 (d)	1,360,000	1,434,800
8.625% 11/1/19 (d)	1,355,000	1,431,219
		11,217,582
Consumer Products - 0.3%
ACCO Brands Corp. 10.625% 3/15/15 (d)	570,000	628,425
Jostens Holding Corp. 10.25% 12/1/13	680,000	702,100
Visant Holding Corp. 8.75% 12/1/13	680,000	693,600
		2,024,125
Containers - 1.7%
Berry Plastics Corp.:
5.0528% 2/15/15 (f)	875,000	854,263
8.25% 11/15/15	2,655,000	2,688,188
8.875% 9/15/14	1,705,000	1,683,688
9.5% 5/15/18 (d)	2,960,000	2,960,000
Crown Cork & Seal, Inc. 7.375% 12/15/26	1,940,000	1,784,800
Greif, Inc. 6.75% 2/1/17	3,780,000	3,817,800
		13,788,739
Department Stores - 0.0%
Neiman Marcus Group, Inc. 10.375% 10/15/15	315,000	331,538
Diversified Financial Services - 3.4%
GMAC, Inc. 8% 3/15/20 (d)	1,420,000	1,462,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (d)	2,990,000	2,915,250
8% 1/15/18 (d)	1,815,000	1,769,625
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	870,000	652,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13	$ 1,080,000	$ 1,002,834
5.65% 6/1/14	900,000	823,658
6.375% 3/25/13	245,000	235,857
6.625% 11/15/13	1,145,000	1,090,613
8.625% 9/15/15 (d)	2,130,000	2,103,375
8.75% 3/15/17 (d)	2,270,000	2,235,950
MU Finance PLC 8.375% 2/1/17 (d)	1,895,000	1,847,625
National Money Mart Co. 10.375% 12/15/16 (d)	2,070,000	2,194,200
Nuveen Investments, Inc.:
5.5% 9/15/15	705,000	564,000
10.5% 11/15/15	705,000	708,525
Penson Worldwide, Inc. 12.5% 5/15/17 (d)	825,000	853,875
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)	2,105,000	2,252,350
SLM Corp. 8% 3/25/20	2,864,000	2,756,600
Sprint Capital Corp. 8.75% 3/15/32	1,085,000	1,085,000
		26,554,437
Diversified Media - 2.9%
Affinion Group, Inc. 11.5% 10/15/15	1,360,000	1,431,400
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (d)(f)	1,525,000	1,620,313
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	205,000	210,125
10% 7/15/17	760,000	870,200
Lamar Media Corp. 9.75% 4/1/14	965,000	1,073,563
Liberty Media Corp. 8.25% 2/1/30	165,000	154,069
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	4,630,000	4,491,100
10% 8/1/14	2,475,000	2,604,938
11.5% 5/1/16	1,435,000	1,637,622
11.625% 2/1/14	3,605,000	4,114,026
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,700,000
7.75% 3/15/16	2,425,000	2,425,000
		23,332,356
Electric Utilities - 4.9%
AES Corp.:
7.75% 3/1/14	2,155,000	2,208,875
7.75% 10/15/15	1,630,000	1,662,600
8% 10/15/17	3,010,000	3,100,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
9.75% 4/15/16 (d)	$ 905,000	$ 988,713
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	1,910,000	1,967,300
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18 (d)	1,205,000	1,256,213
Dynegy Holdings, Inc. 7.5% 6/1/15 (d)	1,375,000	1,203,125
Energy Future Holdings Corp. 12% 11/1/17 pay-in-kind (f)	2,621,476	1,748,961
Intergen NV 9% 6/30/17 (d)	2,470,000	2,581,150
Mirant Americas Generation LLC:
8.5% 10/1/21	2,555,000	2,484,738
9.125% 5/1/31	2,625,000	2,467,500
NRG Energy, Inc.:
7.375% 2/1/16	1,645,000	1,632,663
7.375% 1/15/17	1,775,000	1,748,375
NSG Holdings II, LLC 7.75% 12/15/25 (d)	5,545,000	5,045,950
Otter Tail Corp. 9% 12/15/16	1,675,000	1,834,125
RRI Energy, Inc.:
7.625% 6/15/14	5,550,000	5,515,313
7.875% 6/15/17	710,000	681,600
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series B, 10.25% 11/1/15	590,000	436,600
11.25% 11/1/16 pay-in-kind (f)	894,471	603,495
		39,167,596
Energy - 8.2%
Antero Resources Finance Corp. 9.375% 12/1/17 (d)	2,225,000	2,280,625
Atlas Pipeline Partners LP 8.125% 12/15/15	1,065,000	1,043,700
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	2,305,000	2,362,625
Chesapeake Energy Corp.:
7.5% 9/15/13	840,000	851,550
7.5% 6/15/14	300,000	305,250
7.625% 7/15/13	1,995,000	2,074,800
9.5% 2/15/15	1,060,000	1,162,025
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	480,000	483,600
7.75% 5/15/17	1,065,000	1,075,650
9.5% 5/15/16	1,645,000	1,776,600
Continental Resources, Inc. 7.375% 10/1/20 (d)	825,000	843,563
Denbury Resources, Inc. 9.75% 3/1/16	3,420,000	3,787,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Drummond Co., Inc. 7.375% 2/15/16	$ 4,705,000	$ 4,657,950
Forest Oil Corp. 8.5% 2/15/14	3,055,000	3,245,938
Frontier Oil Corp. 8.5% 9/15/16	1,990,000	2,054,675
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	1,515,000	1,564,238
Hercules Offshore, Inc. 10.5% 10/15/17 (d)	1,360,000	1,400,800
LINN Energy LLC 8.625% 4/15/20 (d)	2,100,000	2,178,750
OPTI Canada, Inc.:
8.25% 12/15/14	1,620,000	1,563,300
9% 12/15/12 (d)	1,170,000	1,205,100
Pan American Energy LLC 7.875% 5/7/21 (d)	2,730,000	2,680,969
Parker Drilling Co. 9.125% 4/1/18 (d)	675,000	691,875
Petrohawk Energy Corp.:
7.875% 6/1/15	985,000	1,017,013
9.125% 7/15/13	2,435,000	2,550,663
10.5% 8/1/14	1,845,000	2,047,950
Petroleum Development Corp. 12% 2/15/18	1,140,000	1,225,500
Pioneer Natural Resources Co.:
6.65% 3/15/17	2,715,000	2,789,663
7.5% 1/15/20	1,610,000	1,722,700
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,507,050
7.625% 6/1/18	965,000	986,713
7.75% 6/15/15	2,895,000	2,952,900
10% 3/1/16	1,910,000	2,101,000
Quicksilver Resources, Inc.:
7.125% 4/1/16	2,335,000	2,264,950
9.125% 8/15/19	1,405,000	1,506,863
11.75% 1/1/16	1,520,000	1,763,200
Venoco, Inc. 11.5% 10/1/17	1,360,000	1,448,400
		65,175,798
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	730,000	760,113
Food and Drug Retail - 1.3%
Albertsons, Inc. 7.75% 6/15/26	200,000	173,000
Rite Aid Corp.:
8.625% 3/1/15	1,330,000	1,180,375
9.375% 12/15/15	495,000	438,075
9.5% 6/15/17	545,000	474,150
SUPERVALU, Inc.:
7.5% 11/15/14	1,290,000	1,325,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food and Drug Retail - continued
SUPERVALU, Inc.: - continued
8% 5/1/16	$ 2,795,000	$ 2,843,913
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (d)	2,295,000	2,243,363
Tops Markets LLC 10.125% 10/15/15 (d)	1,275,000	1,351,500
		10,029,851
Food/Beverage/Tobacco - 0.3%
Dole Food Co., Inc. 8% 10/1/16 (d)	2,435,000	2,526,313
Gaming - 2.7%
American Casino & Entertainment Properties LLC 11% 6/15/14	1,780,000	1,753,300
Chukchansi Economic Development Authority:
4.0244% 11/15/12 (d)(f)	360,000	282,600
8% 11/15/13 (d)	935,000	780,725
NCL Corp. Ltd. 11.75% 11/15/16 (d)	1,065,000	1,155,525
Scientific Games Corp.:
7.875% 6/15/16 (d)	1,285,000	1,294,638
9.25% 6/15/19	1,250,000	1,331,250
9.25% 6/15/19 (d)	1,260,000	1,341,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	2,230,000	2,218,850
7.25% 5/1/12	2,120,000	2,109,400
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (d)(f)	1,365,000	1,093,706
9.125% 2/1/15 (d)	880,000	752,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,285,000	3,317,850
6.625% 12/1/14	3,565,000	3,600,650
		21,032,794
Healthcare - 7.2%
American Renal Holdings, Inc. 8.375% 5/15/18 (d)(e)	430,000	434,300
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (d)	1,805,000	1,994,525
12.375% 11/1/14 (d)	685,000	762,063
Biomet, Inc.:
10% 10/15/17	1,505,000	1,651,738
10.375% 10/15/17 pay-in-kind (f)	225,000	246,375
Community Health Systems, Inc. 8.875% 7/15/15	2,715,000	2,837,175
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	5,230,000	5,726,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
8.5% 4/15/19 (d)	$ 3,360,000	$ 3,691,800
9.125% 11/15/14	5,535,000	5,867,100
9.25% 11/15/16	2,600,000	2,801,500
9.625% 11/15/16 pay-in-kind (f)	2,398,000	2,601,830
9.875% 2/15/17 (d)	290,000	319,725
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (d)	1,260,000	1,237,950
9% 5/15/16	1,860,000	1,897,200
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,420,000	4,447,625
7% 1/15/16	2,895,000	2,909,475
7.5% 2/15/20 (d)	1,190,000	1,231,650
Psychiatric Solutions, Inc.:
7.75% 7/15/15	1,555,000	1,586,100
7.75% 7/15/15 (d)	515,000	515,000
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,802,188
Valeant Pharmaceuticals International:
7.625% 3/15/20 (d)	1,350,000	1,373,625
8.375% 6/15/16	2,505,000	2,661,563
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 8% 2/1/18 (d)	3,475,000	3,448,938
Ventas Realty LP:
6.5% 6/1/16	1,715,000	1,757,875
6.5% 6/1/16	1,730,000	1,773,250
6.625% 10/15/14	1,345,000	1,375,263
		56,952,683
Homebuilding/Real Estate - 0.8%
Lennar Corp. 12.25% 6/1/17	2,765,000	3,383,669
Standard Pacific Corp.:
7% 8/15/15	730,000	711,750
8.375% 5/15/18 (e)	660,000	670,692
10.75% 9/15/16	1,650,000	1,856,250
		6,622,361
Hotels - 0.7%
Host Hotels & Resorts LP:
6.875% 11/1/14	225,000	228,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP: - continued
9% 5/15/17 (d)	$ 1,415,000	$ 1,556,500
Host Marriott LP 7.125% 11/1/13	4,010,000	4,080,175
		5,865,050
Insurance - 0.2%
American International Group, Inc. 5.6% 10/18/16	1,975,000	1,864,671
Leisure - 2.3%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	2,145,000	2,187,900
GWR Operating Partnership LLP 10.875% 4/1/17 (d)	1,280,000	1,280,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	966,625
11.875% 7/15/15	975,000	1,174,875
yankee:
7% 6/15/13	3,660,000	3,797,250
7.25% 6/15/16	3,345,000	3,386,813
7.5% 10/15/27	1,605,000	1,484,625
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	653,130
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (d)	845,000	866,125
10.875% 11/15/16 (d)	1,905,000	2,024,063
		17,821,406
Metals/Mining - 2.1%
Arch Coal, Inc. 8.75% 8/1/16 (d)	1,345,000	1,432,425
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	1,020,075
CONSOL Energy, Inc.:
8% 4/1/17 (d)	1,810,000	1,900,500
8.25% 4/1/20 (d)	1,210,000	1,288,650
Drummond Co., Inc. 9% 10/15/14 (d)	565,000	590,425
FMG Finance Property Ltd.:
10% 9/1/13 (d)	1,205,000	1,313,450
10.625% 9/1/16 (d)	1,205,000	1,403,825
Massey Energy Co. 6.875% 12/15/13	5,000,000	4,850,000
Severstal Columbus LLC 10.25% 2/15/18 (d)	2,695,000	2,856,700
		16,656,050
Paper - 1.2%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (d)	900,000	933,750
Domtar Corp.:
7.125% 8/15/15	1,545,000	1,633,838
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Domtar Corp.: - continued
10.75% 6/1/17	$ 1,550,000	$ 1,902,625
Rock-Tenn Co. 9.25% 3/15/16	1,270,000	1,381,125
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (d)	3,130,000	3,427,350
		9,278,688
Services - 4.1%
ARAMARK Corp.:
3.7488% 2/1/15 (f)	3,755,000	3,567,250
8.5% 2/1/15	2,260,000	2,316,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	2,835,000	2,884,613
7.75% 5/15/16	4,310,000	4,379,822
9.625% 3/15/18 (d)	590,000	634,250
FTI Consulting, Inc. 7.625% 6/15/13	2,705,000	2,738,813
Hertz Corp.:
8.875% 1/1/14	2,080,000	2,147,600
10.5% 1/1/16	1,455,000	1,556,850
McJunkin Red Man Corp. 9.5% 12/15/16 (d)	4,560,000	4,719,600
Rural/Metro Corp. 12.75% 3/15/16	1,739,000	1,856,383
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (d)(f)	2,045,000	2,172,813
United Rentals North America, Inc.:
7.75% 11/15/13	1,365,000	1,375,238
9.25% 12/15/19	1,650,000	1,765,500
		32,115,232
Shipping - 1.5%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	1,580,000	1,643,200
9.5% 12/15/14	2,415,000	2,475,375
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	229,450
8.125% 3/30/18	1,810,000	1,846,200
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	3,995,000
Teekay Corp. 8.5% 1/15/20	940,000	996,400
Western Express, Inc. 12.5% 4/15/15 (d)	710,000	690,475
		11,876,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Specialty Retailing - 0.2%
AutoNation, Inc. 6.75% 4/15/18	$ 1,595,000	$ 1,595,000
Steels - 1.9%
Algoma Acquisition Corp. 9.875% 6/15/15 (d)	840,000	802,200
Edgen Murray Corp. 12.25% 1/15/15 (d)	3,450,000	3,415,500
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	2,160,000	2,214,000
Steel Dynamics, Inc.:
6.75% 4/1/15	2,660,000	2,706,550
7.375% 11/1/12	2,235,000	2,335,575
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,167,560
United States Steel Corp. 7.375% 4/1/20	2,300,000	2,328,750
		14,970,135
Super Retail - 2.6%
Federated Retail Holdings, Inc. 5.9% 12/1/16	1,090,000	1,122,700
Intcomex, Inc. 13.25% 12/15/14 (d)	1,755,000	1,825,200
Ltd. Brands, Inc.:	1,215,000	1,351,688
7% 5/1/20 (e)	900,000	916,920
8.5% 6/15/19	1,215,000	1,315,688
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (f)	1,870,000	1,919,181
Netflix, Inc. 8.5% 11/15/17	2,560,000	2,720,000
QVC, Inc. 7.125% 4/15/17 (d)	1,015,000	1,032,763
Sonic Automotive, Inc. 9% 3/15/18 (d)	2,040,000	2,080,800
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	1,435,000	1,452,938
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)	4,020,000	4,552,650
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)	1,715,000	1,813,613
		20,788,453
Technology - 6.8%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (d)	1,275,000	1,313,250
Amkor Technology, Inc.:
7.375% 5/1/18 (d)	800,000	802,000
7.75% 5/15/13	2,060,000	2,085,750
9.25% 6/1/16	2,410,000	2,566,650
Avaya, Inc.:
9.75% 11/1/15	1,485,000	1,481,288
10.875% 11/1/15 pay-in-kind (f)	4,248,000	4,058,212
First Data Corp. 10.55% 9/24/15 pay-in-kind (f)	4,402,548	3,845,253
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	1,870,000	1,942,556
9.875% 12/15/14 pay-in-kind (f)	3,891,909	3,716,462
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
10.125% 12/15/16	$ 1,780,000	$ 1,708,800
10.125% 3/15/18 (d)	3,475,000	3,770,375
Jabil Circuit, Inc.:
7.75% 7/15/16	1,615,000	1,711,900
8.25% 3/15/18	1,215,000	1,315,238
Lucent Technologies, Inc.:
6.45% 3/15/29	4,400,000	3,223,000
6.5% 1/15/28	1,065,000	777,450
Seagate HDD Cayman 6.875% 5/1/20 (d)(e)	2,420,000	2,426,050
Seagate Technology HDD Holdings 6.8% 10/1/16	2,850,000	2,885,625
Seagate Technology International 10% 5/1/14 (d)	960,000	1,128,000
SunGard Data Systems, Inc. 10.25% 8/15/15	1,410,000	1,476,975
Terremark Worldwide, Inc. 12.25% 6/15/17 (d)	2,705,000	3,073,692
Viasystems, Inc. 12% 1/15/15 (d)	1,110,000	1,226,550
Xerox Capital Trust I 8% 2/1/27	7,625,000	7,673,886
		54,208,962
Telecommunications - 14.2%
Cincinnati Bell, Inc. 8.25% 10/15/17	1,760,000	1,773,200
Citizens Communications Co.:
7.875% 1/15/27	635,000	595,313
9% 8/15/31	1,390,000	1,403,900
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	4,520,000	4,700,800
Clearwire Escrow Corp. 12% 12/1/15 (d)	3,425,000	3,562,000
Cleveland Unlimited, Inc. 13.5% 12/15/10 (d)(f)	865,000	834,725
Cricket Communications, Inc.:
7.75% 5/15/16	1,955,000	2,033,200
9.375% 11/1/14	990,000	1,023,413
10% 7/15/15	1,005,000	1,065,300
Digicel Group Ltd.:
8.25% 9/1/17 (d)	2,150,000	2,193,000
8.875% 1/15/15 (d)	3,935,000	3,949,756
9.125% 1/15/15 pay-in-kind (d)(f)	2,020,000	2,040,200
10.5% 4/15/18 (d)	570,000	618,450
12% 4/1/14 (d)	2,200,000	2,516,250
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,043,300
Frontier Communications Corp.:
7.875% 4/15/15 (d)	1,210,000	1,258,400
8.125% 10/1/18	2,515,000	2,590,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Frontier Communications Corp.: - continued
8.25% 5/1/14	$ 2,285,000	$ 2,424,842
8.25% 4/15/17 (d)	1,775,000	1,832,688
8.5% 4/15/20 (d)	605,000	623,150
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)	5,511,757	5,698,927
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,705,000	2,884,342
11.5% 6/15/16	1,775,000	1,917,000
Intelsat Ltd.:
6.5% 11/1/13	5,335,000	5,281,650
7.625% 4/15/12	1,795,000	1,835,388
11.25% 6/15/16	260,000	280,800
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (d)	280,000	289,800
8.875% 1/15/15	3,480,000	3,601,800
MetroPCS Wireless, Inc.:
9.25% 11/1/14	2,460,000	2,552,250
9.25% 11/1/14	2,350,000	2,449,875
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,214,300
6.875% 10/31/13	3,580,000	3,517,350
7.375% 8/1/15	5,235,000	5,097,581
NII Capital Corp.:
8.875% 12/15/19 (d)	1,875,000	1,982,813
10% 8/15/16 (d)	1,680,000	1,864,800
PAETEC Holding Corp.:
8.875% 6/30/17	1,780,000	1,837,850
8.875% 6/30/17 (d)	695,000	717,588
9.5% 7/15/15	685,000	698,700
Qwest Communications International, Inc.:
7.125% 4/1/18 (d)	1,705,000	1,760,413
7.5% 2/15/14	1,040,000	1,058,200
8% 10/1/15 (d)	2,465,000	2,643,713
Qwest Corp.:
3.507% 6/15/13 (f)	2,450,000	2,486,750
8.375% 5/1/16	855,000	976,838
Sprint Capital Corp. 6.875% 11/15/28	3,170,000	2,757,900
Sprint Nextel Corp.:
6% 12/1/16	2,885,000	2,661,413
8.375% 8/15/17	2,165,000	2,246,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications 7.5% 6/15/23	$ 2,780,000	$ 2,773,050
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	3,060,000	3,396,600
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	2,755,000	2,716,105
		112,282,321
Textiles & Apparel - 0.2%
Levi Strauss & Co. 7.625% 5/15/20 (d)(e)	500,000	505,000
Phillips-Van Heusen Corp. 7.375% 5/15/20 (e)	965,000	990,331
		1,495,331
Trucking & Freight - 0.3%
Swift Transportation Co., Inc. 12.5% 5/15/17 (d)	2,260,000	2,282,600
TOTAL NONCONVERTIBLE BONDS		701,861,707
TOTAL CORPORATE BONDS (Cost $647,205,573)		704,042,716
Common Stocks - 0.0%
	Shares
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	10,039	380,478
Chemicals - 0.0%
Lyondell Chemical Co. Class B, (a)(e)	37	833
TOTAL COMMON STOCKS (Cost $331,680)		381,311
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	23,000	1,049,260
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.6%
Diversified Financial Services - 0.6%
Citigroup Capital XII 8.50%	98,240	$ 2,554,240
JPMorgan Chase Capital XXIX 6.70%	77,975	1,890,894
		4,445,134
TOTAL PREFERRED STOCKS (Cost $5,539,799)		5,494,394
Floating Rate Loans - 6.4%
	Principal Amount
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (f)	$ 1,743,956	1,634,958
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (f)	549,134	507,949
US Airways Group, Inc. term loan 2.8128% 3/23/14 (f)	2,061,383	1,705,794
		3,848,701
Automotive - 1.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1885% 12/27/14 (f)	2,607,013	2,385,417
Tranche C, term loan 2.1962% 12/27/15 (f)	1,569,240	1,416,239
Ford Motor Co. term loan 3.2837% 12/15/13 (f)	4,255,558	4,119,380
		7,921,036
Broadcasting - 0.5%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (f)	4,115,000	3,734,363
Cable TV - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (f)	1,089,913	1,028,550
Capital Goods - 0.5%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (f)	4,090,000	3,967,300
Containers - 0.4%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	1,480,000	1,476,300
Tranche 2LN, term loan 10% 9/2/16 (f)	1,480,000	1,465,200
		2,941,500
Diversified Financial Services - 0.8%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	2,713,200	2,753,898
Floating Rate Loans - continued
	Principal Amount	Value
Diversified Financial Services - continued
Clear Channel Capital I LLC Tranche B, term loan 3.9231% 1/29/16 (f)	$ 1,470,000	$ 1,220,100
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (f)	1,356,000	1,389,900
Tranche 2LN, term loan 7% 3/17/16 (f)	994,000	1,012,638
		6,376,536
Electric Utilities - 0.6%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2731% 3/30/12 (f)	515,613	487,254
term loan 3.2901% 3/30/14 (f)	4,502,185	4,254,565
		4,741,819
Gaming - 0.3%
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (f)	473,591	445,175
Tranche B, term loan 2.05% 5/23/14 (f)	2,311,896	2,173,182
		2,618,357
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	780,000	846,300
Services - 0.2%
ServiceMaster Co.:
term loan 2.7638% 7/24/14 (f)	1,642,503	1,589,121
Tranche DD, term loan 2.78% 7/24/14 (f)	143,797	139,123
		1,728,244
Technology - 0.8%
Avaya, Inc. term loan 3.0019% 10/24/14 (f)	1,580,919	1,450,494
First Data Corp.:
Tranche B1, term loan 3.0144% 9/24/14 (f)	615,267	554,510
Tranche B2, term loan 3.0323% 9/24/14 (f)	570,611	514,263
Tranche B3, term loan 3.0323% 9/24/14 (f)	1,940,076	1,746,069
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (f)	1,210,702	1,163,787
Kronos, Inc. Tranche 2LN, term loan 6.0401% 6/11/15 (f)	1,250,000	1,178,125
		6,607,248
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.6%
Asurion Corp. Tranche 2LN, term loan 6.7501% 7/3/15 (f)	$ 3,040,000	$ 3,005,800
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (f)	1,335,000	1,258,238
		4,264,038
TOTAL FLOATING RATE LOANS (Cost $45,901,958)		50,623,992
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.21% (b) (Cost $22,782,981)	22,782,981	22,782,981
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $721,761,991)		783,325,394
NET OTHER ASSETS - 1.1%		9,062,667
NET ASSETS - 100%		$ 792,388,061
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $235,730,268 or 29.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,751
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 380,478	$ 380,478	$ -	$ -
Financials	4,445,134	1,890,894	2,554,240	-
Materials	833	-	833	-
Utilities	1,049,260	-	1,049,260	-
Corporate Bonds	704,042,716	-	704,042,716	-
Floating Rate Loans	50,623,992	-	50,623,992	-
Money Market Funds	22,782,981	22,782,981	-	-
Total Investments in Securities:	$ 783,325,394	$ 25,054,353	$ 758,271,041	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.9%
Bermuda	5.0%
Canada	3.2%
Cayman Islands	1.4%
Liberia	1.3%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $54,732,583 of which $17,580,650 and $37,151,933 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $698,979,010)	$ 760,542,413
Fidelity Central Funds (cost $22,782,981)	22,782,981
Total Investments (cost $721,761,991)		$ 783,325,394
Cash		145,407
Regular delivery		7,495,442
Delayed delivery		461,250
Receivable for fund shares sold		3,566,868
Interest receivable		16,834,453
Distributions receivable from Fidelity Central Funds		3,627
Prepaid expenses		1,143
Receivable from investment adviser for expense reductions		10,163
Other receivables		4,501
Total assets		811,848,248

Liabilities
Payable for investments purchased Regular delivery	$ 9,881,582
Delayed delivery	6,731,704
Payable for fund shares redeemed	1,395,491
Distributions payable	685,122
Accrued management fee	368,896
Distribution fees payable	191,800
Other affiliated payables	156,675
Other payables and accrued expenses	48,917
Total liabilities		19,460,187

Net Assets		$ 792,388,061
Net Assets consist of:
Paid in capital		$ 757,748,754
Undistributed net investment income		8,740,857
Accumulated undistributed net realized gain (loss) on investments		(35,660,415)
Net unrealized appreciation (depreciation) on investments		61,558,865
Net Assets		$ 792,388,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($268,422,894 ÷ 32,254,494 shares)	$ 8.32

Maximum offering price per share (100/96.00 of $8.32)	$ 8.67
Class T: Net Asset Value and redemption price per share ($118,920,145 ÷ 14,309,627 shares)	$ 8.31

Maximum offering price per share (100/96.00 of $8.31)	$ 8.66
Class B: Net Asset Value and offering price per share ($30,723,752 ÷ 3,699,999 shares)A	$ 8.30

Class C: Net Asset Value and offering price per share ($107,449,046 ÷ 12,938,463 shares)A	$ 8.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($266,872,224 ÷ 32,025,536 shares)	$ 8.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 38,813
Interest		35,479,050
Income from Fidelity Central Funds		22,751
Total income		35,540,614

Expenses
Management fee	$ 2,216,898
Transfer agent fees	820,226
Distribution fees	1,137,622
Accounting fees and expenses	146,403
Custodian fees and expenses	11,568
Independent trustees' compensation	2,157
Registration fees	53,158
Audit	32,616
Legal	28,632
Miscellaneous	6,094
Total expenses before reductions	4,455,374
Expense reductions	(80,649)	4,374,725
Net investment income		31,165,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,315,398
Change in net unrealized appreciation (depreciation) on investment securities		23,217,441
Net gain (loss)		42,532,839
Net increase (decrease) in net assets resulting from operations		$ 73,698,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 31,165,889	$ 49,321,902
Net realized gain (loss)	19,315,398	(37,947,386)
Change in net unrealized appreciation (depreciation)	23,217,441	160,152,496
Net increase (decrease) in net assets resulting from operations	73,698,728	171,527,012
Distributions to shareholders from net investment income	(30,172,539)	(43,012,938)
Share transactions - net increase (decrease)	(28,922,489)	320,669,955
Redemption fees	47,316	259,288
Total increase (decrease) in net assets	14,651,016	449,443,317

Net Assets
Beginning of period	777,737,045	328,293,728
End of period (including undistributed net investment income of $8,740,857 and undistributed net investment income of $7,747,507, respectively)	$ 792,388,061	$ 777,737,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.87	$ 6.48	$ 9.13	$ 9.26	$ 9.15	$ 9.59
Income from Investment Operations
Net investment income E	.323	.625	.645	.661	.634	.615
Net realized and unrealized gain (loss)	.439	1.318	(2.616)	(.078)	.214	(.288)
Total from investment operations	.762	1.943	(1.971)	.583	.848	.327
Distributions from net investment income	(.312)	(.556)	(.621)	(.664)	(.613)	(.629)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.312)	(.556)	(.681)	(.714)	(.748)	(.769)
Redemption fees added to paid in capital E	- I	.003	.002	.001	.010	.002
Net asset value, end of period	$ 8.32	$ 7.87	$ 6.48	$ 9.13	$ 9.26	$ 9.15
Total Return B,C,D	9.87%	31.69%	(23.03)%	6.46%	9.82%	3.53%
Ratios to Average Net Assets F,H
Expenses before reductions	1.07% A	1.09%	1.12%	1.04%	1.01%	1.02%
Expenses net of fee waivers, if any	1.07% A	1.09%	1.10%	1.04%	1.00%	1.00%
Expenses net of all reductions	1.07% A	1.08%	1.10%	1.03%	1.00%	1.00%
Net investment income	8.08% A	8.91%	7.65%	7.11%	6.95%	6.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,423	$ 282,936	$ 89,571	$ 110,703	$ 130,666	$ 115,345
Portfolio turnover rate G	90% A	54%	62%	69%	72%	115%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.86	$ 6.48	$ 9.12	$ 9.25	$ 9.14	$ 9.58
Income from Investment Operations
Net investment income E	.322	.622	.645	.654	.624	.607
Net realized and unrealized gain (loss)	.439	1.310	(2.606)	(.077)	.215	(.289)
Total from investment operations	.761	1.932	(1.961)	.577	.839	.318
Distributions from net investment income	(.311)	(.555)	(.621)	(.658)	(.604)	(.620)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.311)	(.555)	(.681)	(.708)	(.739)	(.760)
Redemption fees added to paid in capital E	- I	.003	.002	.001	.010	.002
Net asset value, end of period	$ 8.31	$ 7.86	$ 6.48	$ 9.12	$ 9.25	$ 9.14
Total Return B,C,D	9.86%	31.52%	(22.94)%	6.40%	9.73%	3.43%
Ratios to Average Net Assets F,H
Expenses before reductions	1.12% A	1.16%	1.19%	1.15%	1.18%	1.19%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	8.05% A	8.89%	7.65%	7.04%	6.85%	6.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,920	$ 111,601	$ 43,018	$ 57,798	$ 68,487	$ 69,091
Portfolio turnover rate G	90% A	54%	62%	69%	72%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Income from Investment Operations
Net investment income E	.295	.571	.593	.593	.565	.546
Net realized and unrealized gain (loss)	.440	1.317	(2.609)	(.086)	.215	(.279)
Total from investment operations	.735	1.888	(2.016)	.507	.780	.267
Distributions from net investment income	(.285)	(.511)	(.566)	(.598)	(.545)	(.559)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.285)	(.511)	(.626)	(.648)	(.680)	(.699)
Redemption fees added to paid in capital E	- I	.003	.002	.001	.010	.002
Net asset value, end of period	$ 8.30	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Total Return B,C,D	9.52%	30.73%	(23.47)%	5.61%	9.03%	2.87%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.81%	1.82%	1.79%	1.81%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	7.40% A	8.25%	7.00%	6.39%	6.20%	5.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,724	$ 32,894	$ 21,429	$ 41,049	$ 51,362	$ 64,804
Portfolio turnover rate G	90% A	54%	62%	69%	72%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14	$ 9.57
Income from Investment Operations
Net investment income E	.292	.572	.583	.584	.556	.536
Net realized and unrealized gain (loss)	.440	1.309	(2.608)	(.085)	.215	(.278)
Total from investment operations	.732	1.881	(2.025)	.499	.771	.258
Distributions from net investment income	(.282)	(.504)	(.557)	(.590)	(.536)	(.550)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.282)	(.504)	(.617)	(.640)	(.671)	(.690)
Redemption fees added to paid in capital E	- I	.003	.002	.001	.010	.002
Net asset value, end of period	$ 8.30	$ 7.85	$ 6.47	$ 9.11	$ 9.25	$ 9.14
Total Return B,C,D	9.48%	30.60%	(23.54)%	5.51%	8.92%	2.77%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.85%	1.86%	1.84%	1.86%	1.87%
Expenses net of fee waivers, if any	1.82% A	1.85%	1.85%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.82% A	1.85%	1.85%	1.84%	1.85%	1.85%
Net investment income	7.33% A	8.15%	6.90%	6.30%	6.10%	5.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,449	$ 98,361	$ 30,619	$ 50,700	$ 52,796	$ 56,036
Portfolio turnover rate G	90% A	54%	62%	69%	72%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 6.49	$ 9.14	$ 9.27	$ 9.16	$ 9.60
Income from Investment Operations
Net investment income D	.332	.637	.669	.678	.648	.630
Net realized and unrealized gain (loss)	.439	1.323	(2.619)	(.078)	.214	(.289)
Total from investment operations	.771	1.960	(1.950)	.600	.862	.341
Distributions from net investment income	(.321)	(.573)	(.642)	(.681)	(.627)	(.643)
Distributions from net realized gain	-	-	(.060)	(.050)	(.135)	(.140)
Total distributions	(.321)	(.573)	(.702)	(.731)	(.762)	(.783)
Redemption fees added to paid in capital D	- H	.003	.002	.001	.010	.002
Net asset value, end of period	$ 8.33	$ 7.88	$ 6.49	$ 9.14	$ 9.27	$ 9.16
Total Return B,C	9.97%	31.95%	(22.81)%	6.65%	9.98%	3.68%
Ratios to Average Net Assets E,G
Expenses before reductions	.90% A	.90%	.92%	.90%	.91%	.91%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income	8.30% A	9.15%	7.90%	7.29%	7.10%	6.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,872	$ 251,945	$ 143,656	$ 206,188	$ 208,205	$ 200,804
Portfolio turnover rate F	90% A	54%	62%	69%	72%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,111,991
Gross unrealized depreciation	(4,266,587)
Net unrealized appreciation (depreciation)	$ 66,845,404

Tax cost	$ 716,479,990

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,529,768 and $373,273,647, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 344,023	$ 12,352
Class T	-%	.25%	142,957	1,485
Class B	.65%	.25%	142,984	103,712
Class C	.75%	.25%	507,658	171,048
			$ 1,137,622	$ 288,597

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,799
Class T	7,268
Class B*	37,299
Class C*	16,356
$ 80,722

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 237,194.17
Class T	127,237.22
Class B	42,254.27
Class C	86,463.17
Institutional Class	327,078.25
	$ 820,226

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,570 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.10%	10,659
Class B	1.75%	10,693
Institutional Class	.85%	58,994
		$ 80,346

Semiannual Report

8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $303.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 10,726,959	$ 14,826,870
Class T	4,414,460	6,135,544
Class B	1,130,822	1,894,439
Class C	3,550,440	4,503,367
Institutional Class	10,349,858	15,652,718
Total	$ 30,172,539	$ 43,012,938

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	5,736,605	30,560,083	$ 46,367,356	$ 204,385,489
Reinvestment of distributions	1,130,617	1,768,218	9,132,436	12,459,517
Shares redeemed	(10,568,038)	(10,186,786)	(85,368,437)	(70,599,371)
Net increase (decrease)	(3,700,816)	22,141,515	$ (29,868,645)	$ 146,245,635
Class T
Shares sold	1,949,900	10,322,686	$ 15,738,319	$ 69,320,898
Reinvestment of distributions	442,645	709,444	3,573,228	4,967,568
Shares redeemed	(2,283,812)	(3,473,620)	(18,371,768)	(24,238,299)
Net increase (decrease)	108,733	7,558,510	$ 939,779	$ 50,050,167
Class B
Shares sold	557,313	2,249,463	$ 4,487,867	$ 15,307,774
Reinvestment of distributions	100,434	178,901	809,814	1,237,038
Shares redeemed	(1,146,760)	(1,550,654)	(9,231,457)	(10,542,209)
Net increase (decrease)	(489,013)	877,710	$ (3,933,776)	$ 6,002,603

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	2,119,328	9,727,146	$ 17,110,290	$ 65,826,181
Reinvestment of distributions	315,872	438,112	2,548,272	3,085,477
Shares redeemed	(2,021,392)	(2,371,464)	(16,237,469)	(16,619,567)
Net increase (decrease)	413,808	7,793,794	$ 3,421,093	$ 52,292,091
Institutional Class
Shares sold	5,104,918	16,964,074	$ 41,332,852	$ 113,961,441
Reinvestment of distributions	1,139,755	2,049,342	9,227,474	14,203,877
Shares redeemed	(6,194,960)	(9,166,153)	(50,041,266)	(62,085,859)
Net increase (decrease)	49,713	9,847,263	$ 519,060	$ 66,079,459

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AHII-USAN-0610
1.784885.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,265.50	$ 7.02
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,263.40	$ 8.42
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,261.00	$ 11.21
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,260.20	$ 11.21
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,267.10	$ 5.62
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
PNC Financial Services Group, Inc.	1.6	1.3
Stanley Black & Decker, Inc.	1.3	1.2
Wells Fargo & Co.	1.3	1.1
Agilent Technologies, Inc.	1.2	1.0
Avnet, Inc.	1.2	1.2
JPMorgan Chase & Co.	1.1	1.3
Tyco Electronics Ltd.	1.1	0.8
Bank of America Corp.	1.0	0.9
OfficeMax, Inc.	1.0	0.6
Xerox Corp.	1.0	1.0
	11.8
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	24.3
Industrials	14.8	14.8
Information Technology	12.2	12.9
Consumer Discretionary	11.8	14.2
Energy	8.5	9.9
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks 97.3%		Stocks 98.3%
	Convertible Securities 0.4%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	11.6%	** Foreign investments	12.3%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.7%
Johnson Controls, Inc.	12,972	$ 435,729
The Goodyear Tire & Rubber Co. (a)	13,212	177,437
		613,166
Automobiles - 1.3%
Bayerische Motoren Werke AG (BMW)	2,840	139,714
Harley-Davidson, Inc.	10,720	362,658
Thor Industries, Inc.	6,400	228,544
Winnebago Industries, Inc. (a)(d)	26,991	448,860
		1,179,776
Hotels, Restaurants & Leisure - 2.5%
Aristocrat Leisure Ltd.	3	12
Brinker International, Inc.	17,430	322,804
Burger King Holdings, Inc.	5,532	116,725
Darden Restaurants, Inc.	1,944	86,994
DineEquity, Inc. (a)	4,700	193,311
NH Hoteles SA (a)	5,000	23,032
Penn National Gaming, Inc. (a)	5,308	164,336
Starwood Hotels & Resorts Worldwide, Inc.	7,664	417,765
Vail Resorts, Inc. (a)(d)	5,400	246,456
WMS Industries, Inc. (a)	6,630	331,633
Wyndham Worldwide Corp.	16,430	440,488
		2,343,556
Household Durables - 2.9%
Ethan Allen Interiors, Inc.	26,800	541,360
Jarden Corp.	400	12,848
KB Home	8,400	155,652
La-Z-Boy, Inc. (a)	3,600	46,944
Leggett & Platt, Inc.	6,400	156,992
Pulte Group, Inc. (a)	29,640	387,988
Stanley Black & Decker, Inc.	19,860	1,234,299
Whirlpool Corp.	1,303	141,858
		2,677,941
Leisure Equipment & Products - 1.0%
Brunswick Corp.	27,970	584,573
Eastman Kodak Co. (a)	45,120	276,134
Polaris Industries, Inc.	1,362	80,590
		941,297
Media - 1.1%
Cablevision Systems Corp. - NY Group Class A	3,277	89,921
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc. Class C (a)	3,967	$ 132,379
Interpublic Group of Companies, Inc. (a)	18,125	161,494
McGraw-Hill Companies, Inc.	5,244	176,828
MDC Partners, Inc. Class A (sub. vtg.)	4,239	54,810
United Business Media Ltd.	10,000	84,409
Virgin Media, Inc.	14,400	253,296
WPP PLC	10,338	109,592
		1,062,729
Multiline Retail - 0.1%
Macy's, Inc.	2,500	58,000
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	1,300	58,630
AnnTaylor Stores Corp. (a)	7,083	153,701
AutoZone, Inc. (a)	965	178,535
Best Buy Co., Inc.	2,500	114,000
Carphone Warehouse Group PLC (a)	550	1,618
OfficeMax, Inc. (a)	48,115	914,185
RadioShack Corp.	4,100	88,355
Sherwin-Williams Co.	300	23,421
Signet Jewelers Ltd. (a)	6,100	195,322
		1,727,767
Textiles, Apparel & Luxury Goods - 0.3%
Bosideng International Holdings Ltd.	12,000	3,319
Iconix Brand Group, Inc. (a)	6,630	114,434
Jones Apparel Group, Inc.	1,100	23,936
Liz Claiborne, Inc. (a)(d)	12,104	105,789
		247,478
TOTAL CONSUMER DISCRETIONARY		10,851,710
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	2,050	99,460
Carlsberg AS Series B	1,150	92,950
Dr Pepper Snapple Group, Inc.	5,500	180,015
Grupo Modelo SAB de CV Series C	10,700	59,026
Molson Coors Brewing Co. Class B	2,920	129,531
		560,982
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
Safeway, Inc.	22,000	$ 519,200
SUPERVALU, Inc.	16,200	241,380
Sysco Corp.	6,500	205,010
Winn-Dixie Stores, Inc. (a)	8,657	109,165
		1,074,755
Food Products - 1.6%
Bunge Ltd.	10,112	535,430
Dean Foods Co. (a)	1,900	29,830
Ralcorp Holdings, Inc. (a)	4,914	327,027
Smithfield Foods, Inc. (a)	9,900	185,526
Tyson Foods, Inc. Class A	19,795	387,784
		1,465,597
Household Products - 0.3%
Energizer Holdings, Inc. (a)	3,898	238,168
Personal Products - 0.3%
Avon Products, Inc.	7,041	227,636
Herbalife Ltd.	1,800	86,850
		314,486
TOTAL CONSUMER STAPLES		3,653,988
ENERGY - 8.5%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	8,372	416,591
Ensco International Ltd. ADR	7,500	353,850
Exterran Holdings, Inc. (a)	2,500	72,875
Helix Energy Solutions Group, Inc. (a)	4,800	69,984
Helmerich & Payne, Inc.	9,429	383,006
Nabors Industries Ltd. (a)	15,960	344,257
Patterson-UTI Energy, Inc.	18,000	275,220
Pride International, Inc. (a)	3,889	117,953
Smith International, Inc.	11,103	530,279
Transocean Ltd. (a)	1,300	94,185
Weatherford International Ltd. (a)	25,874	468,578
		3,126,778
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	600	28,248
Anadarko Petroleum Corp.	2,400	149,184
Arch Coal, Inc.	8,200	221,400
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	10,500	$ 379,365
Canadian Natural Resources Ltd.	4,100	315,630
Chesapeake Energy Corp.	9,900	235,620
Compton Petroleum Corp. (a)	20,000	19,091
EOG Resources, Inc.	2,513	281,758
EXCO Resources, Inc.	15,300	283,815
Frontier Oil Corp.	3,300	50,160
Holly Corp.	1,200	32,400
Iteration Energy Ltd. (a)	20,000	33,261
Marathon Oil Corp.	14,756	474,405
PetroBakken Energy Ltd. Class A	1,200	32,580
Petrohawk Energy Corp. (a)	15,800	341,122
Plains Exploration & Production Co. (a)	3,300	96,723
Range Resources Corp.	7,312	349,221
Reliance Industries Ltd.	904	20,945
SandRidge Energy, Inc. (a)(d)	7,800	58,578
Southwestern Energy Co. (a)	10,400	412,672
Suncor Energy, Inc.	11,500	393,254
Ultra Petroleum Corp. (a)	8,700	415,599
		4,625,031
TOTAL ENERGY		7,751,809
FINANCIALS - 26.5%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	15,317	476,818
Invesco Ltd.	7,200	165,528
Morgan Stanley	8,370	252,941
Northern Trust Corp.	1,800	98,964
Och-Ziff Capital Management Group LLC Class A	6,072	106,381
TD Ameritrade Holding Corp. (a)	22,852	457,497
		1,558,129
Commercial Banks - 10.2%
Aozora Bank Ltd. (a)	9,000	12,935
Associated Banc-Corp.	14,291	207,648
Banco Santander (Brasil) SA ADR	3,200	37,216
BB&T Corp.	5,200	172,848
Boston Private Financial Holdings, Inc.	5,605	44,448
CapitalSource, Inc.	38,533	230,042
Comerica, Inc.	13,500	567,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	42,089	$ 627,547
Huntington Bancshares, Inc.	67,644	457,950
KeyCorp	72,420	653,228
Marshall & Ilsley Corp.	32,100	292,110
Mitsubishi UFJ Financial Group, Inc.	14,400	75,043
PNC Financial Services Group, Inc.	22,400	1,505,501
Regions Financial Corp.	64,800	572,832
SunTrust Banks, Inc.	19,300	571,280
SVB Financial Group (a)	1,592	78,374
TCF Financial Corp. (d)	17,400	324,162
U.S. Bancorp, Delaware	25,388	679,637
Umpqua Holdings Corp.	15,499	231,555
Wells Fargo & Co.	35,942	1,190,040
Wilmington Trust Corp., Delaware (d)	26,080	451,966
Zions Bancorporation (d)	14,058	403,886
		9,387,248
Consumer Finance - 1.6%
American Express Co.	11,423	526,829
Capital One Financial Corp.	11,001	477,553
Discover Financial Services	29,853	461,527
		1,465,909
Diversified Financial Services - 2.4%
Bank of America Corp.	51,978	926,768
JPMorgan Chase & Co.	23,514	1,001,226
Moody's Corp.	10,300	254,616
		2,182,610
Insurance - 4.5%
AFLAC, Inc.	900	45,864
Aon Corp.	2,900	123,134
Arthur J. Gallagher & Co.	6,348	166,762
Assured Guaranty Ltd.	3,300	71,115
Delphi Financial Group, Inc. Class A	3,733	102,658
Everest Re Group Ltd.	4,288	328,675
Lincoln National Corp.	13,600	416,024
Loews Corp.	10,060	374,634
Marsh & McLennan Companies, Inc.	25,369	614,437
MBIA, Inc. (a)(d)	22,500	215,550
MetLife, Inc.	2,200	100,276
Old Republic International Corp.	7,100	106,571
PartnerRe Ltd.	4,400	341,352
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	1,800	$ 92,934
StanCorp Financial Group, Inc.	4,900	220,304
The First American Corp.	4,922	170,154
Unum Group	18,667	456,781
Willis Group Holdings PLC	1,600	55,120
XL Capital Ltd. Class A	4,394	78,213
		4,080,558
Real Estate Investment Trusts - 4.2%
Alexandria Real Estate Equities, Inc.	2,500	177,025
Boston Properties, Inc.	2,055	162,057
CBL & Associates Properties, Inc.	3,700	54,020
Corporate Office Properties Trust (SBI)	4,512	182,510
Digital Realty Trust, Inc. (d)	2,400	140,880
Duke Realty LP	11,200	151,536
Education Realty Trust, Inc.	2,100	14,847
First Industrial Realty Trust, Inc. (a)(d)	3,200	25,536
Franklin Street Properties Corp. (d)	21,170	312,046
HCP, Inc.	2,149	69,026
Host Hotels & Resorts, Inc.	3,500	56,910
ProLogis Trust	33,922	446,753
Public Storage	5,000	484,550
Segro PLC	17,950	85,345
Simon Property Group, Inc.	6,227	554,328
SL Green Realty Corp.	2,200	136,774
The Macerich Co. (d)	2,512	112,312
U-Store-It Trust	2,100	18,102
Ventas, Inc.	9,000	425,070
Vornado Realty Trust	3,415	284,709
		3,894,336
Real Estate Management & Development - 1.6%
Allgreen Properties Ltd.	33,000	30,082
Avatar Holdings, Inc. (a)	1,000	23,840
Brookfield Properties Corp.	13,900	223,642
CB Richard Ellis Group, Inc. Class A (a)	41,489	718,589
Forest City Enterprises, Inc. Class A (a)(d)	23,511	363,245
The St. Joe Co. (a)(d)	1,100	36,344
Unite Group PLC (a)	11,359	37,923
		1,433,665
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	16,712	$ 275,247
TOTAL FINANCIALS		24,277,702
HEALTH CARE - 4.6%
Biotechnology - 0.7%
AMAG Pharmaceuticals, Inc. (a)	800	27,320
Biogen Idec, Inc. (a)	3,900	207,675
BioMarin Pharmaceutical, Inc. (a)	1,000	23,370
Cephalon, Inc. (a)	3,083	197,929
Clinical Data, Inc. (a)	3,500	65,380
Genzyme Corp. (a)	400	21,296
Neurocrine Biosciences, Inc. (a)	7,507	24,097
NPS Pharmaceuticals, Inc. (a)	3,900	27,183
OREXIGEN Therapeutics, Inc. (a)	4,900	33,222
		627,472
Health Care Equipment & Supplies - 1.0%
C. R. Bard, Inc.	3,200	276,896
Covidien PLC	3,300	158,367
Hologic, Inc. (a)	3,500	62,545
Orthofix International NV (a)	2,879	98,433
St. Jude Medical, Inc. (a)	3,400	138,788
Stryker Corp.	800	45,952
Wright Medical Group, Inc. (a)	10,200	191,556
		972,537
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (a)	14,130	303,795
CIGNA Corp.	6,800	218,008
Henry Schein, Inc. (a)	7,946	480,495
Humana, Inc. (a)	5,200	237,744
McKesson Corp.	4,700	304,607
Quest Diagnostics, Inc.	3,400	194,344
Team Health Holdings, Inc.	5,499	86,444
Universal Health Services, Inc. Class B	10,880	403,866
VCA Antech, Inc. (a)	5,441	154,851
		2,384,154
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Cadence Pharmaceuticals, Inc. (a)	5,341	$ 52,342
King Pharmaceuticals, Inc. (a)	22,900	224,420
		276,762
TOTAL HEALTH CARE		4,260,925
INDUSTRIALS - 14.8%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	1,800	53,478
DigitalGlobe, Inc.	6,090	161,750
Esterline Technologies Corp. (a)	4,775	266,350
Goodrich Corp.	700	51,926
Heico Corp. Class A	10,340	346,804
Precision Castparts Corp.	4,400	564,696
Raytheon Co.	3,400	198,220
		1,643,224
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	4,200	290,388
Airlines - 0.7%
Alaska Air Group, Inc. (a)	800	33,128
Delta Air Lines, Inc. (a)	22,100	266,968
Southwest Airlines Co.	27,502	362,476
		662,572
Building Products - 1.5%
Armstrong World Industries, Inc. (a)	1,099	47,861
Masco Corp.	52,170	846,719
Owens Corning (a)	14,340	498,745
		1,393,325
Commercial Services & Supplies - 2.6%
ACCO Brands Corp. (a)	28,293	258,315
Avery Dennison Corp.	4,300	167,829
Cintas Corp.	5,500	149,875
Clean Harbors, Inc. (a)	4,942	313,471
Consolidated Graphics, Inc. (a)	4,758	199,408
Corrections Corp. of America (a)	4,700	97,384
R.R. Donnelley & Sons Co.	8,049	172,973
Republic Services, Inc.	25,173	781,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	8,300	$ 221,029
World Color Press, Inc. (a)	2,900	34,987
		2,396,389
Construction & Engineering - 1.2%
Aveng Ltd.	4,550	22,915
Dycom Industries, Inc. (a)	14,018	148,871
Fluor Corp.	4,700	248,348
Granite Construction, Inc.	3,661	123,046
Jacobs Engineering Group, Inc. (a)	4,499	216,942
KBR, Inc.	10,900	240,672
MasTec, Inc. (a)	5,957	74,522
		1,075,316
Electrical Equipment - 0.8%
Acuity Brands, Inc.	5,400	244,134
Baldor Electric Co.	2,400	92,184
Regal-Beloit Corp.	2,811	177,852
SunPower Corp. Class B (a)	6,326	95,143
Zumtobel AG (a)	5,004	107,916
		717,229
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	4,270	161,107
Rheinmetall AG	700	48,803
		209,910
Machinery - 2.5%
AGCO Corp. (a)	3,100	108,562
Albany International Corp. Class A	8,839	225,129
Crane Co.	2,400	86,256
Cummins, Inc.	10,234	739,202
Deere & Co.	1,500	89,730
Eaton Corp.	1,250	96,450
Ingersoll-Rand Co. Ltd.	8,300	306,934
Kennametal, Inc.	7,000	230,020
Navistar International Corp. (a)	7,400	357,716
Robbins & Myers, Inc.	700	18,137
		2,258,136
Professional Services - 0.9%
Equifax, Inc.	3,900	131,040
Experian PLC	14,700	135,881
IHS, Inc. Class A (a)	1,950	98,807
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	7,320	$ 410,652
Robert Half International, Inc.	1,300	35,594
		811,974
Road & Rail - 2.0%
Canadian National Railway Co.	2,810	168,097
Con-way, Inc.	9,981	387,662
CSX Corp.	9,100	510,055
Hertz Global Holdings, Inc. (a)	5,400	78,084
Ryder System, Inc.	6,312	293,634
Union Pacific Corp.	5,700	431,262
		1,868,794
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	2,100	85,302
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC (a)	10,748	174,655
TOTAL INDUSTRIALS		13,587,214
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 0.6%
CommScope, Inc. (a)	5,342	174,042
Motorola, Inc. (a)	53,550	378,599
		552,641
Computers & Peripherals - 1.0%
NCR Corp. (a)	42,900	564,564
Seagate Technology (a)	13,700	251,669
Western Digital Corp. (a)	3,300	135,597
		951,830
Electronic Equipment & Components - 4.6%
Agilent Technologies, Inc. (a)	31,200	1,131,312
Arrow Electronics, Inc. (a)	5,126	156,343
Avnet, Inc. (a)	35,256	1,127,134
Flextronics International Ltd. (a)	86,370	669,368
Itron, Inc. (a)	895	71,251
Keyence Corp.	400	95,773
Tyco Electronics Ltd.	30,112	967,197
		4,218,378
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.8%
Monster Worldwide, Inc. (a)(d)	16,540	$ 288,292
VeriSign, Inc. (a)	15,286	416,849
		705,141
IT Services - 1.1%
Accenture PLC Class A	2,650	115,646
Fidelity National Information Services, Inc.	7,180	188,762
Fiserv, Inc. (a)	2,300	117,507
Hewitt Associates, Inc. Class A (a)	8,487	347,882
The Western Union Co.	3,777	68,930
Visa, Inc. Class A	1,636	147,616
		986,343
Office Electronics - 1.0%
Xerox Corp.	81,180	884,862
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	27,500	378,950
ASM International NV (NASDAQ) (a)	2,600	67,626
ASML Holding NV (NY Shares)	5,755	187,958
Avago Technologies Ltd.	4,600	94,392
Fairchild Semiconductor International, Inc. (a)	63,354	710,832
KLA-Tencor Corp.	3,400	115,804
Lam Research Corp. (a)	2,700	109,485
Maxim Integrated Products, Inc.	3,441	66,824
Micron Technology, Inc. (a)	41,363	386,744
MKS Instruments, Inc. (a)	6,682	151,548
Standard Microsystems Corp. (a)	9,253	237,617
		2,507,780
Software - 0.3%
BMC Software, Inc. (a)	2,700	106,272
Nuance Communications, Inc. (a)	2,900	52,983
Ultimate Software Group, Inc. (a)	2,223	74,359
		233,614
TOTAL INFORMATION TECHNOLOGY		11,040,589
MATERIALS - 8.0%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	2,100	161,238
Albemarle Corp.	16,523	754,440
Ashland, Inc.	2,300	136,988
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Calgon Carbon Corp. (a)	6,023	$ 93,357
Celanese Corp. Class A	6,700	214,333
CF Industries Holdings, Inc.	500	41,835
Clariant AG (Reg.) (a)	13,890	191,652
Cytec Industries, Inc.	1,560	74,974
FMC Corp.	5,100	324,564
Solutia, Inc. (a)	27,840	489,984
STR Holdings, Inc.	1,100	25,366
Symrise AG	2,500	63,465
Tokyo Ohka Kogyo Co. Ltd.	1,800	37,886
W.R. Grace & Co. (a)	12,900	372,681
		2,982,763
Construction Materials - 0.6%
HeidelbergCement AG	4,368	270,645
Texas Industries, Inc.	3,000	113,520
Vulcan Materials Co. (d)	3,738	214,113
		598,278
Containers & Packaging - 1.7%
Ball Corp.	5,710	303,829
Owens-Illinois, Inc. (a)	24,015	851,092
Pactiv Corp. (a)	7,100	180,411
Rexam PLC	37,209	183,449
		1,518,781
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	1,600	101,445
AngloGold Ashanti Ltd. sponsored ADR	4,400	184,184
Barrick Gold Corp.	3,900	170,016
Commercial Metals Co.	11,700	174,096
Goldcorp, Inc.	1,600	69,136
IAMGOLD Corp.	1,900	33,991
Lihir Gold Ltd.	35,447	125,230
Newcrest Mining Ltd.	8,923	269,274
Newmont Mining Corp.	4,700	263,576
Randgold Resources Ltd. sponsored ADR	3,600	303,264
		1,694,212
Paper & Forest Products - 0.6%
Weyerhaeuser Co.	11,255	557,348
TOTAL MATERIALS		7,351,382
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
CenturyTel, Inc.	160	$ 5,458
Iliad Group SA	1,061	106,096
Qwest Communications International, Inc.	42,900	224,367
TalkTalk Telecom Group PLC (a)	1,100	2,127
		338,048
Wireless Telecommunication Services - 0.3%
SOFTBANK CORP.	1,100	24,603
Sprint Nextel Corp. (a)	57,521	244,464
		269,067
TOTAL TELECOMMUNICATION SERVICES		607,115
UTILITIES - 6.3%
Electric Utilities - 2.9%
Allegheny Energy, Inc.	16,155	351,856
American Electric Power Co., Inc.	15,722	539,265
Entergy Corp.	8,570	696,655
FirstEnergy Corp.	14,500	549,115
Pinnacle West Capital Corp.	13,600	507,824
		2,644,715
Gas Utilities - 0.2%
Energen Corp.	3,000	146,610
Independent Power Producers & Energy Traders - 1.4%
AES Corp.	49,830	575,038
Calpine Corp. (a)	6,592	89,849
Constellation Energy Group, Inc.	12,500	441,875
NRG Energy, Inc. (a)	7,400	178,858
		1,285,620
Multi-Utilities - 1.8%
Alliant Energy Corp.	4,500	153,900
CMS Energy Corp.	10,583	172,080
DTE Energy Co.	5,500	264,935
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	11,400	$ 499,320
Sempra Energy	11,469	564,045
		1,654,280
TOTAL UTILITIES		5,731,225
TOTAL COMMON STOCKS (Cost $89,021,511)		89,113,659
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00% (Cost $30,100)	602	20,462
Convertible Bonds - 0.4%
	Principal Amount
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (a)(e)	$ 172,000	195,865
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	40,000	36,636
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	30,000	58,950
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	40,000	53,144
TOTAL CONVERTIBLE BONDS (Cost $156,751)		344,595
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	433,959	$ 433,959
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	3,391,868	3,391,868
TOTAL MONEY MARKET FUNDS (Cost $3,825,827)		3,825,827
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $93,034,189)		93,304,543
NET OTHER ASSETS - (1.9)%		(1,724,086)
NET ASSETS - 100%		$ 91,580,457
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,865 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 508
Fidelity Securities Lending Cash Central Fund	6,485
Total	$ 6,993
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,851,710	$ 10,490,014	$ 361,696	$ -
Consumer Staples	3,653,988	3,461,578	192,410	-
Energy	7,751,809	7,730,864	20,945	-
Financials	24,298,164	24,049,309	248,855	-
Health Care	4,260,925	4,260,925	-	-
Industrials	13,587,214	13,294,614	292,600	-
Information Technology	11,040,589	11,040,589	-	-
Materials	7,351,382	6,247,667	1,103,715	-
Telecommunication Services	607,115	474,289	132,826	-
Utilities	5,731,225	5,731,225	-	-
Corporate Bonds	344,595	-	344,595	-
Money Market Funds	3,825,827	3,825,827	-	-
Total Investments in Securities:	$ 93,304,543	$ 90,606,901	$ 2,697,642	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Canada	2.2%
Switzerland	1.9%
Bermuda	1.9%
Others (Individually Less Than 1%)	5.6%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $38,770,775 of which $5,235,611 and $33,535,164 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,220,397) - See accompanying schedule: Unaffiliated issuers (cost $89,208,362)	$ 89,478,716
Fidelity Central Funds (cost $3,825,827)	3,825,827
Total Investments (cost $93,034,189)		$ 93,304,543
Cash		65,624
Foreign currency held at value (cost $11,639)		11,704
Receivable for investments sold		1,937,532
Receivable for fund shares sold		164,418
Dividends receivable		51,035
Interest receivable		375
Distributions receivable from Fidelity Central Funds		744
Prepaid expenses		131
Other receivables		797
Total assets		95,536,903

Liabilities
Payable for investments purchased	$ 224,708
Payable for fund shares redeemed	210,483
Accrued management fee	40,110
Distribution fees payable	32,371
Other affiliated payables	24,353
Other payables and accrued expenses	32,553
Collateral on securities loaned, at value	3,391,868
Total liabilities		3,956,446

Net Assets		$ 91,580,457
Net Assets consist of:
Paid in capital		$ 128,926,094
Accumulated net investment loss		(113,254)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(37,502,664)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		270,281
Net Assets		$ 91,580,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,807,488 ÷ 3,865,781 shares)	$ 12.37

Maximum offering price per share (100/94.25 of $12.37)	$ 13.12
Class T: Net Asset Value and redemption price per share ($21,840,599 ÷ 1,776,977 shares)	$ 12.29

Maximum offering price per share (100/96.50 of $12.29)	$ 12.74
Class B: Net Asset Value and offering price per share ($5,548,186 ÷ 461,124 shares)A	$ 12.03

Class C: Net Asset Value and offering price per share ($10,453,855 ÷ 870,535 shares)A	$ 12.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,930,329 ÷ 476,694 shares)	$ 12.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 559,027
Interest		3,569
Income from Fidelity Central Funds		6,993
Total income		569,589

Expenses
Management fee Basic fee	$ 239,405
Performance adjustment	(35,667)
Transfer agent fees	135,038
Distribution fees	183,633
Accounting and security lending fees	17,053
Custodian fees and expenses	25,513
Independent trustees' compensation	234
Registration fees	54,181
Audit	26,932
Legal	234
Miscellaneous	572
Total expenses before reductions	647,128
Expense reductions	(35,765)	611,363
Net investment income (loss)		(41,774)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,116,916
Foreign currency transactions	492
Total net realized gain (loss)		2,117,408
Change in net unrealized appreciation (depreciation) on: Investment securities	17,998,354
Assets and liabilities in foreign currencies	(40)
Total change in net unrealized appreciation (depreciation)		17,998,314
Net gain (loss)		20,115,722
Net increase (decrease) in net assets resulting from operations		$ 20,073,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (41,774)	$ 435,930
Net realized gain (loss)	2,117,408	(33,589,686)
Change in net unrealized appreciation (depreciation)	17,998,314	41,027,610
Net increase (decrease) in net assets resulting from operations	20,073,948	7,873,854
Distributions to shareholders from net investment income	(184,993)	(401,567)
Distributions to shareholders from net realized gain	(33,457)	-
Total distributions	(218,450)	(401,567)
Share transactions - net increase (decrease)	(8,407,788)	(18,715,333)
Total increase (decrease) in net assets	11,447,710	(11,243,046)

Net Assets
Beginning of period	80,132,747	91,375,793
End of period (including accumulated net investment loss of $113,254 and undistributed net investment income of $113,513, respectively)	$ 91,580,457	$ 80,132,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 8.33	$ 16.55	$ 14.77	$ 12.72	$ 11.10
Income from Investment Operations
Net investment income (loss) E	- I	.06	.08	.03	.03	.01
Net realized and unrealized gain (loss)	2.60	1.46	(7.33)	2.18	2.25	1.64
Total from investment operations	2.60	1.52	(7.25)	2.21	2.28	1.65
Distributions from net investment income	(.03)	(.04)	-	-	-	-
Distributions from net realized gain	(.01)	-	(.97)	(.43)	(.23)	(.03)
Total distributions	(.04) J	(.04)	(.97)	(.43)	(.23)	(.03)
Net asset value, end of period	$ 12.37	$ 9.81	$ 8.33	$ 16.55	$ 14.77	$ 12.72
Total Return B,C,D	26.55%	18.41%	(46.38)%	15.28%	18.11%	14.84%
Ratios to Average Net Assets F,H
Expenses before reductions	1.33% A	1.36%	1.34%	1.25%	1.35%	1.62%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.27%
Expenses net of all reductions	1.25% A	1.25%	1.25%	1.24%	1.24%	1.26%
Net investment income (loss)	.08% A	.76%	.65%	.22%	.24%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,807	$ 40,404	$ 39,288	$ 75,384	$ 47,960	$ 15,657
Portfolio turnover rate G	46% A	58%	49%	43%	35%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.29	$ 16.47	$ 14.70	$ 12.67	$ 11.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.05	- I	- I	(.03)
Net realized and unrealized gain (loss)	2.57	1.45	(7.30)	2.16	2.23	1.64
Total from investment operations	2.56	1.49	(7.25)	2.16	2.23	1.61
Distributions from net investment income	(.01)	(.04)	-	-	-	-
Distributions from net realized gain	(.01)	-	(.93)	(.39)	(.20)	(.02)
Total distributions	(.01) J	(.04)	(.93)	(.39)	(.20)	(.02)
Net asset value, end of period	$ 12.29	$ 9.74	$ 8.29	$ 16.47	$ 14.70	$ 12.67
Total Return B,C,D	26.34%	18.09%	(46.50)%	15.01%	17.78%	14.54%
Ratios to Average Net Assets F,H
Expenses before reductions	1.59% A	1.62%	1.59%	1.49%	1.59%	1.86%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.49%	1.50%	1.53%
Expenses net of all reductions	1.49% A	1.50%	1.50%	1.49%	1.49%	1.52%
Net investment income (loss)	(.17)% A	.51%	.40%	(.03)%	(.01)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,841	$ 19,978	$ 22,523	$ 53,229	$ 43,716	$ 22,938
Portfolio turnover rate G	46% A	58%	49%	43%	35%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 8.16	$ 16.30	$ 14.57	$ 12.57	$ 11.03
Income from Investment Operations
Net investment income (loss) E	(.04)	- I	(.01)	(.08)	(.07)	(.09)
Net realized and unrealized gain (loss)	2.53	1.41	(7.20)	2.14	2.22	1.64
Total from investment operations	2.49	1.41	(7.21)	2.06	2.15	1.55
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	-	(.93)	(.33)	(.15)	(.01)
Total distributions	-	(.03)	(.93)	(.33)	(.15)	(.01)
Net asset value, end of period	$ 12.03	$ 9.54	$ 8.16	$ 16.30	$ 14.57	$ 12.57
Total Return B,C,D	26.10%	17.43%	(46.75)%	14.39%	17.21%	14.01%
Ratios to Average Net Assets F,H
Expenses before reductions	2.08% A	2.12%	2.10%	2.03%	2.15%	2.44%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.04%
Expenses net of all reductions	2.00% A	2.00%	2.00%	2.00%	1.99%	2.02%
Net investment income (loss)	(.67)% A	.01%	(.10)%	(.54)%	(.51)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,548	$ 4,828	$ 5,919	$ 15,565	$ 14,625	$ 12,084
Portfolio turnover rate G	46% A	58%	49%	43%	35%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 8.14	$ 16.27	$ 14.55	$ 12.57	$ 11.03
Income from Investment Operations
Net investment income (loss) E	(.04)	- I	(.01)	(.08)	(.07)	(.09)
Net realized and unrealized gain (loss)	2.52	1.42	(7.19)	2.13	2.22	1.63
Total from investment operations	2.48	1.42	(7.20)	2.05	2.15	1.54
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	-	(.93)	(.33)	(.17)	-
Total distributions	-	(.03)	(.93)	(.33)	(.17)	-
Net asset value, end of period	$ 12.01	$ 9.53	$ 8.14	$ 16.27	$ 14.55	$ 12.57
Total Return B,C,D	26.02%	17.60%	(46.78)%	14.37%	17.22%	13.96%
Ratios to Average Net Assets F,H
Expenses before reductions	2.08% A	2.11%	2.09%	2.02%	2.13%	2.42%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.03%
Expenses net of all reductions	1.99% A	2.00%	2.00%	2.00%	1.99%	2.02%
Net investment income (loss)	(.67)% A	.01%	(.10)%	(.54)%	(.51)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,454	$ 9,692	$ 10,418	$ 25,733	$ 19,093	$ 9,007
Portfolio turnover rate G	46% A	58%	49%	43%	35%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.37	$ 16.65	$ 14.85	$ 12.79	$ 11.13
Income from Investment Operations
Net investment income (loss) D	.02	.08	.12	.08	.07	.03
Net realized and unrealized gain (loss)	2.61	1.47	(7.38)	2.18	2.25	1.66
Total from investment operations	2.63	1.55	(7.26)	2.26	2.32	1.69
Distributions from net investment income	(.06)	(.04)	-	-	-	-
Distributions from net realized gain	(.01)	-	(1.02)	(.46)	(.26)	(.03)
Total distributions	(.07) H	(.04)	(1.02)	(.46)	(.26)	(.03)
Net asset value, end of period	$ 12.44	$ 9.88	$ 8.37	$ 16.65	$ 14.85	$ 12.79
Total Return B,C	26.71%	18.74%	(46.27)%	15.61%	18.32%	15.16%
Ratios to Average Net Assets E,G
Expenses before reductions	1.04% A	1.16%	1.09%	.95%	1.00%	1.32%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	.95%	1.00%	1.05%
Expenses net of all reductions	1.00% A	1.00%	1.00%	.95%	.99%	1.03%
Net investment income (loss)	.33% A	1.01%	.90%	.51%	.49%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,930	$ 5,230	$ 13,229	$ 25,663	$ 6,140	$ 2,148
Portfolio turnover rate F	46% A	58%	49%	43%	35%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.07 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,583,398
Gross unrealized depreciation	(14,923,199)
Net unrealized appreciation (depreciation)	$ (339,801)

Tax cost	$ 93,644,344

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,367,652 and $29,220,890, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2009. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 54,722	$ 888
Class T	.25%	.25%	52,603	521
Class B	.75%	.25%	25,770	19,466
Class C	.75%	.25%	50,538	4,050
			$ 183,633	$ 24,925

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,895
Class T	1,109
Class B*	4,158
Class C*	666
$ 9,828

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 68,740.31
Class T	34,085.32
Class B	8,254.32
Class C	16,231.32
Institutional Class	7,728.27
	$ 135,038

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $207 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $171 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,485.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 16,673
Class T	1.50%	9,596
Class B	2.00%	2,162
Class C	2.00%	4,478
Institutional Class	1.00%	991
		$ 33,900

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,865 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 136,522	$ 183,353
Class T	16,260	94,149
Class B	-	21,637
Class C	-	38,058
Institutional Class	32,211	64,370
Total	$ 184,993	$ 401,567
From net realized gain
Class A	$ 20,685	$ -
Class T	10,174	-
Institutional Class	2,598	-
Total	$ 33,457	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	695,672	1,395,336	$ 7,737,818	$ 11,224,821
Reinvestment of distributions	14,068	24,355	148,280	172,677
Shares redeemed	(963,364)	(2,017,298)	(10,649,864)	(15,702,100)
Net increase (decrease)	(253,624)	(597,607)	$ (2,763,766)	$ (4,304,602)
Class T
Shares sold	166,053	777,416	$ 1,853,908	$ 6,292,773
Reinvestment of distributions	2,447	12,952	25,670	91,314
Shares redeemed	(443,298)	(1,456,823)	(4,889,687)	(10,836,897)
Net increase (decrease)	(274,798)	(666,455)	$ (3,010,109)	$ (4,452,810)
Class B
Shares sold	29,658	81,099	$ 329,827	$ 627,773
Reinvestment of distributions	-	2,853	-	19,798
Shares redeemed	(74,396)	(303,758)	(791,620)	(2,217,010)
Net increase (decrease)	(44,738)	(219,806)	$ (461,793)	$ (1,569,439)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	57,493	351,278	$ 625,770	$ 2,823,183
Reinvestment of distributions	-	4,891	-	33,894
Shares redeemed	(204,490)	(618,264)	(2,200,946)	(4,563,797)
Net increase (decrease)	(146,997)	(262,095)	$ (1,575,176)	$ (1,706,720)
Institutional Class
Shares sold	42,787	241,804	$ 485,334	$ 1,801,225
Reinvestment of distributions	1,916	6,706	20,309	47,816
Shares redeemed	(97,316)	(1,299,236)	(1,102,587)	(8,530,803)
Net increase (decrease)	(52,613)	(1,050,726)	$ (596,944)	$ (6,681,762)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAV-USAN-0610
1.800649.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value Fund - Institutional Class

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,265.50	$ 7.02
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,263.40	$ 8.42
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,261.00	$ 11.21
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,260.20	$ 11.21
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,267.10	$ 5.62
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
PNC Financial Services Group, Inc.	1.6	1.3
Stanley Black & Decker, Inc.	1.3	1.2
Wells Fargo & Co.	1.3	1.1
Agilent Technologies, Inc.	1.2	1.0
Avnet, Inc.	1.2	1.2
JPMorgan Chase & Co.	1.1	1.3
Tyco Electronics Ltd.	1.1	0.8
Bank of America Corp.	1.0	0.9
OfficeMax, Inc.	1.0	0.6
Xerox Corp.	1.0	1.0
	11.8
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	24.3
Industrials	14.8	14.8
Information Technology	12.2	12.9
Consumer Discretionary	11.8	14.2
Energy	8.5	9.9
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks 97.3%		Stocks 98.3%
	Convertible Securities 0.4%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	11.6%	** Foreign investments	12.3%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.7%
Johnson Controls, Inc.	12,972	$ 435,729
The Goodyear Tire & Rubber Co. (a)	13,212	177,437
		613,166
Automobiles - 1.3%
Bayerische Motoren Werke AG (BMW)	2,840	139,714
Harley-Davidson, Inc.	10,720	362,658
Thor Industries, Inc.	6,400	228,544
Winnebago Industries, Inc. (a)(d)	26,991	448,860
		1,179,776
Hotels, Restaurants & Leisure - 2.5%
Aristocrat Leisure Ltd.	3	12
Brinker International, Inc.	17,430	322,804
Burger King Holdings, Inc.	5,532	116,725
Darden Restaurants, Inc.	1,944	86,994
DineEquity, Inc. (a)	4,700	193,311
NH Hoteles SA (a)	5,000	23,032
Penn National Gaming, Inc. (a)	5,308	164,336
Starwood Hotels & Resorts Worldwide, Inc.	7,664	417,765
Vail Resorts, Inc. (a)(d)	5,400	246,456
WMS Industries, Inc. (a)	6,630	331,633
Wyndham Worldwide Corp.	16,430	440,488
		2,343,556
Household Durables - 2.9%
Ethan Allen Interiors, Inc.	26,800	541,360
Jarden Corp.	400	12,848
KB Home	8,400	155,652
La-Z-Boy, Inc. (a)	3,600	46,944
Leggett & Platt, Inc.	6,400	156,992
Pulte Group, Inc. (a)	29,640	387,988
Stanley Black & Decker, Inc.	19,860	1,234,299
Whirlpool Corp.	1,303	141,858
		2,677,941
Leisure Equipment & Products - 1.0%
Brunswick Corp.	27,970	584,573
Eastman Kodak Co. (a)	45,120	276,134
Polaris Industries, Inc.	1,362	80,590
		941,297
Media - 1.1%
Cablevision Systems Corp. - NY Group Class A	3,277	89,921
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc. Class C (a)	3,967	$ 132,379
Interpublic Group of Companies, Inc. (a)	18,125	161,494
McGraw-Hill Companies, Inc.	5,244	176,828
MDC Partners, Inc. Class A (sub. vtg.)	4,239	54,810
United Business Media Ltd.	10,000	84,409
Virgin Media, Inc.	14,400	253,296
WPP PLC	10,338	109,592
		1,062,729
Multiline Retail - 0.1%
Macy's, Inc.	2,500	58,000
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	1,300	58,630
AnnTaylor Stores Corp. (a)	7,083	153,701
AutoZone, Inc. (a)	965	178,535
Best Buy Co., Inc.	2,500	114,000
Carphone Warehouse Group PLC (a)	550	1,618
OfficeMax, Inc. (a)	48,115	914,185
RadioShack Corp.	4,100	88,355
Sherwin-Williams Co.	300	23,421
Signet Jewelers Ltd. (a)	6,100	195,322
		1,727,767
Textiles, Apparel & Luxury Goods - 0.3%
Bosideng International Holdings Ltd.	12,000	3,319
Iconix Brand Group, Inc. (a)	6,630	114,434
Jones Apparel Group, Inc.	1,100	23,936
Liz Claiborne, Inc. (a)(d)	12,104	105,789
		247,478
TOTAL CONSUMER DISCRETIONARY		10,851,710
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	2,050	99,460
Carlsberg AS Series B	1,150	92,950
Dr Pepper Snapple Group, Inc.	5,500	180,015
Grupo Modelo SAB de CV Series C	10,700	59,026
Molson Coors Brewing Co. Class B	2,920	129,531
		560,982
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
Safeway, Inc.	22,000	$ 519,200
SUPERVALU, Inc.	16,200	241,380
Sysco Corp.	6,500	205,010
Winn-Dixie Stores, Inc. (a)	8,657	109,165
		1,074,755
Food Products - 1.6%
Bunge Ltd.	10,112	535,430
Dean Foods Co. (a)	1,900	29,830
Ralcorp Holdings, Inc. (a)	4,914	327,027
Smithfield Foods, Inc. (a)	9,900	185,526
Tyson Foods, Inc. Class A	19,795	387,784
		1,465,597
Household Products - 0.3%
Energizer Holdings, Inc. (a)	3,898	238,168
Personal Products - 0.3%
Avon Products, Inc.	7,041	227,636
Herbalife Ltd.	1,800	86,850
		314,486
TOTAL CONSUMER STAPLES		3,653,988
ENERGY - 8.5%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	8,372	416,591
Ensco International Ltd. ADR	7,500	353,850
Exterran Holdings, Inc. (a)	2,500	72,875
Helix Energy Solutions Group, Inc. (a)	4,800	69,984
Helmerich & Payne, Inc.	9,429	383,006
Nabors Industries Ltd. (a)	15,960	344,257
Patterson-UTI Energy, Inc.	18,000	275,220
Pride International, Inc. (a)	3,889	117,953
Smith International, Inc.	11,103	530,279
Transocean Ltd. (a)	1,300	94,185
Weatherford International Ltd. (a)	25,874	468,578
		3,126,778
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	600	28,248
Anadarko Petroleum Corp.	2,400	149,184
Arch Coal, Inc.	8,200	221,400
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	10,500	$ 379,365
Canadian Natural Resources Ltd.	4,100	315,630
Chesapeake Energy Corp.	9,900	235,620
Compton Petroleum Corp. (a)	20,000	19,091
EOG Resources, Inc.	2,513	281,758
EXCO Resources, Inc.	15,300	283,815
Frontier Oil Corp.	3,300	50,160
Holly Corp.	1,200	32,400
Iteration Energy Ltd. (a)	20,000	33,261
Marathon Oil Corp.	14,756	474,405
PetroBakken Energy Ltd. Class A	1,200	32,580
Petrohawk Energy Corp. (a)	15,800	341,122
Plains Exploration & Production Co. (a)	3,300	96,723
Range Resources Corp.	7,312	349,221
Reliance Industries Ltd.	904	20,945
SandRidge Energy, Inc. (a)(d)	7,800	58,578
Southwestern Energy Co. (a)	10,400	412,672
Suncor Energy, Inc.	11,500	393,254
Ultra Petroleum Corp. (a)	8,700	415,599
		4,625,031
TOTAL ENERGY		7,751,809
FINANCIALS - 26.5%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	15,317	476,818
Invesco Ltd.	7,200	165,528
Morgan Stanley	8,370	252,941
Northern Trust Corp.	1,800	98,964
Och-Ziff Capital Management Group LLC Class A	6,072	106,381
TD Ameritrade Holding Corp. (a)	22,852	457,497
		1,558,129
Commercial Banks - 10.2%
Aozora Bank Ltd. (a)	9,000	12,935
Associated Banc-Corp.	14,291	207,648
Banco Santander (Brasil) SA ADR	3,200	37,216
BB&T Corp.	5,200	172,848
Boston Private Financial Holdings, Inc.	5,605	44,448
CapitalSource, Inc.	38,533	230,042
Comerica, Inc.	13,500	567,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	42,089	$ 627,547
Huntington Bancshares, Inc.	67,644	457,950
KeyCorp	72,420	653,228
Marshall & Ilsley Corp.	32,100	292,110
Mitsubishi UFJ Financial Group, Inc.	14,400	75,043
PNC Financial Services Group, Inc.	22,400	1,505,501
Regions Financial Corp.	64,800	572,832
SunTrust Banks, Inc.	19,300	571,280
SVB Financial Group (a)	1,592	78,374
TCF Financial Corp. (d)	17,400	324,162
U.S. Bancorp, Delaware	25,388	679,637
Umpqua Holdings Corp.	15,499	231,555
Wells Fargo & Co.	35,942	1,190,040
Wilmington Trust Corp., Delaware (d)	26,080	451,966
Zions Bancorporation (d)	14,058	403,886
		9,387,248
Consumer Finance - 1.6%
American Express Co.	11,423	526,829
Capital One Financial Corp.	11,001	477,553
Discover Financial Services	29,853	461,527
		1,465,909
Diversified Financial Services - 2.4%
Bank of America Corp.	51,978	926,768
JPMorgan Chase & Co.	23,514	1,001,226
Moody's Corp.	10,300	254,616
		2,182,610
Insurance - 4.5%
AFLAC, Inc.	900	45,864
Aon Corp.	2,900	123,134
Arthur J. Gallagher & Co.	6,348	166,762
Assured Guaranty Ltd.	3,300	71,115
Delphi Financial Group, Inc. Class A	3,733	102,658
Everest Re Group Ltd.	4,288	328,675
Lincoln National Corp.	13,600	416,024
Loews Corp.	10,060	374,634
Marsh & McLennan Companies, Inc.	25,369	614,437
MBIA, Inc. (a)(d)	22,500	215,550
MetLife, Inc.	2,200	100,276
Old Republic International Corp.	7,100	106,571
PartnerRe Ltd.	4,400	341,352
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	1,800	$ 92,934
StanCorp Financial Group, Inc.	4,900	220,304
The First American Corp.	4,922	170,154
Unum Group	18,667	456,781
Willis Group Holdings PLC	1,600	55,120
XL Capital Ltd. Class A	4,394	78,213
		4,080,558
Real Estate Investment Trusts - 4.2%
Alexandria Real Estate Equities, Inc.	2,500	177,025
Boston Properties, Inc.	2,055	162,057
CBL & Associates Properties, Inc.	3,700	54,020
Corporate Office Properties Trust (SBI)	4,512	182,510
Digital Realty Trust, Inc. (d)	2,400	140,880
Duke Realty LP	11,200	151,536
Education Realty Trust, Inc.	2,100	14,847
First Industrial Realty Trust, Inc. (a)(d)	3,200	25,536
Franklin Street Properties Corp. (d)	21,170	312,046
HCP, Inc.	2,149	69,026
Host Hotels & Resorts, Inc.	3,500	56,910
ProLogis Trust	33,922	446,753
Public Storage	5,000	484,550
Segro PLC	17,950	85,345
Simon Property Group, Inc.	6,227	554,328
SL Green Realty Corp.	2,200	136,774
The Macerich Co. (d)	2,512	112,312
U-Store-It Trust	2,100	18,102
Ventas, Inc.	9,000	425,070
Vornado Realty Trust	3,415	284,709
		3,894,336
Real Estate Management & Development - 1.6%
Allgreen Properties Ltd.	33,000	30,082
Avatar Holdings, Inc. (a)	1,000	23,840
Brookfield Properties Corp.	13,900	223,642
CB Richard Ellis Group, Inc. Class A (a)	41,489	718,589
Forest City Enterprises, Inc. Class A (a)(d)	23,511	363,245
The St. Joe Co. (a)(d)	1,100	36,344
Unite Group PLC (a)	11,359	37,923
		1,433,665
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	16,712	$ 275,247
TOTAL FINANCIALS		24,277,702
HEALTH CARE - 4.6%
Biotechnology - 0.7%
AMAG Pharmaceuticals, Inc. (a)	800	27,320
Biogen Idec, Inc. (a)	3,900	207,675
BioMarin Pharmaceutical, Inc. (a)	1,000	23,370
Cephalon, Inc. (a)	3,083	197,929
Clinical Data, Inc. (a)	3,500	65,380
Genzyme Corp. (a)	400	21,296
Neurocrine Biosciences, Inc. (a)	7,507	24,097
NPS Pharmaceuticals, Inc. (a)	3,900	27,183
OREXIGEN Therapeutics, Inc. (a)	4,900	33,222
		627,472
Health Care Equipment & Supplies - 1.0%
C. R. Bard, Inc.	3,200	276,896
Covidien PLC	3,300	158,367
Hologic, Inc. (a)	3,500	62,545
Orthofix International NV (a)	2,879	98,433
St. Jude Medical, Inc. (a)	3,400	138,788
Stryker Corp.	800	45,952
Wright Medical Group, Inc. (a)	10,200	191,556
		972,537
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (a)	14,130	303,795
CIGNA Corp.	6,800	218,008
Henry Schein, Inc. (a)	7,946	480,495
Humana, Inc. (a)	5,200	237,744
McKesson Corp.	4,700	304,607
Quest Diagnostics, Inc.	3,400	194,344
Team Health Holdings, Inc.	5,499	86,444
Universal Health Services, Inc. Class B	10,880	403,866
VCA Antech, Inc. (a)	5,441	154,851
		2,384,154
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Cadence Pharmaceuticals, Inc. (a)	5,341	$ 52,342
King Pharmaceuticals, Inc. (a)	22,900	224,420
		276,762
TOTAL HEALTH CARE		4,260,925
INDUSTRIALS - 14.8%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	1,800	53,478
DigitalGlobe, Inc.	6,090	161,750
Esterline Technologies Corp. (a)	4,775	266,350
Goodrich Corp.	700	51,926
Heico Corp. Class A	10,340	346,804
Precision Castparts Corp.	4,400	564,696
Raytheon Co.	3,400	198,220
		1,643,224
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	4,200	290,388
Airlines - 0.7%
Alaska Air Group, Inc. (a)	800	33,128
Delta Air Lines, Inc. (a)	22,100	266,968
Southwest Airlines Co.	27,502	362,476
		662,572
Building Products - 1.5%
Armstrong World Industries, Inc. (a)	1,099	47,861
Masco Corp.	52,170	846,719
Owens Corning (a)	14,340	498,745
		1,393,325
Commercial Services & Supplies - 2.6%
ACCO Brands Corp. (a)	28,293	258,315
Avery Dennison Corp.	4,300	167,829
Cintas Corp.	5,500	149,875
Clean Harbors, Inc. (a)	4,942	313,471
Consolidated Graphics, Inc. (a)	4,758	199,408
Corrections Corp. of America (a)	4,700	97,384
R.R. Donnelley & Sons Co.	8,049	172,973
Republic Services, Inc.	25,173	781,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	8,300	$ 221,029
World Color Press, Inc. (a)	2,900	34,987
		2,396,389
Construction & Engineering - 1.2%
Aveng Ltd.	4,550	22,915
Dycom Industries, Inc. (a)	14,018	148,871
Fluor Corp.	4,700	248,348
Granite Construction, Inc.	3,661	123,046
Jacobs Engineering Group, Inc. (a)	4,499	216,942
KBR, Inc.	10,900	240,672
MasTec, Inc. (a)	5,957	74,522
		1,075,316
Electrical Equipment - 0.8%
Acuity Brands, Inc.	5,400	244,134
Baldor Electric Co.	2,400	92,184
Regal-Beloit Corp.	2,811	177,852
SunPower Corp. Class B (a)	6,326	95,143
Zumtobel AG (a)	5,004	107,916
		717,229
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	4,270	161,107
Rheinmetall AG	700	48,803
		209,910
Machinery - 2.5%
AGCO Corp. (a)	3,100	108,562
Albany International Corp. Class A	8,839	225,129
Crane Co.	2,400	86,256
Cummins, Inc.	10,234	739,202
Deere & Co.	1,500	89,730
Eaton Corp.	1,250	96,450
Ingersoll-Rand Co. Ltd.	8,300	306,934
Kennametal, Inc.	7,000	230,020
Navistar International Corp. (a)	7,400	357,716
Robbins & Myers, Inc.	700	18,137
		2,258,136
Professional Services - 0.9%
Equifax, Inc.	3,900	131,040
Experian PLC	14,700	135,881
IHS, Inc. Class A (a)	1,950	98,807
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	7,320	$ 410,652
Robert Half International, Inc.	1,300	35,594
		811,974
Road & Rail - 2.0%
Canadian National Railway Co.	2,810	168,097
Con-way, Inc.	9,981	387,662
CSX Corp.	9,100	510,055
Hertz Global Holdings, Inc. (a)	5,400	78,084
Ryder System, Inc.	6,312	293,634
Union Pacific Corp.	5,700	431,262
		1,868,794
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	2,100	85,302
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC (a)	10,748	174,655
TOTAL INDUSTRIALS		13,587,214
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 0.6%
CommScope, Inc. (a)	5,342	174,042
Motorola, Inc. (a)	53,550	378,599
		552,641
Computers & Peripherals - 1.0%
NCR Corp. (a)	42,900	564,564
Seagate Technology (a)	13,700	251,669
Western Digital Corp. (a)	3,300	135,597
		951,830
Electronic Equipment & Components - 4.6%
Agilent Technologies, Inc. (a)	31,200	1,131,312
Arrow Electronics, Inc. (a)	5,126	156,343
Avnet, Inc. (a)	35,256	1,127,134
Flextronics International Ltd. (a)	86,370	669,368
Itron, Inc. (a)	895	71,251
Keyence Corp.	400	95,773
Tyco Electronics Ltd.	30,112	967,197
		4,218,378
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.8%
Monster Worldwide, Inc. (a)(d)	16,540	$ 288,292
VeriSign, Inc. (a)	15,286	416,849
		705,141
IT Services - 1.1%
Accenture PLC Class A	2,650	115,646
Fidelity National Information Services, Inc.	7,180	188,762
Fiserv, Inc. (a)	2,300	117,507
Hewitt Associates, Inc. Class A (a)	8,487	347,882
The Western Union Co.	3,777	68,930
Visa, Inc. Class A	1,636	147,616
		986,343
Office Electronics - 1.0%
Xerox Corp.	81,180	884,862
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	27,500	378,950
ASM International NV (NASDAQ) (a)	2,600	67,626
ASML Holding NV (NY Shares)	5,755	187,958
Avago Technologies Ltd.	4,600	94,392
Fairchild Semiconductor International, Inc. (a)	63,354	710,832
KLA-Tencor Corp.	3,400	115,804
Lam Research Corp. (a)	2,700	109,485
Maxim Integrated Products, Inc.	3,441	66,824
Micron Technology, Inc. (a)	41,363	386,744
MKS Instruments, Inc. (a)	6,682	151,548
Standard Microsystems Corp. (a)	9,253	237,617
		2,507,780
Software - 0.3%
BMC Software, Inc. (a)	2,700	106,272
Nuance Communications, Inc. (a)	2,900	52,983
Ultimate Software Group, Inc. (a)	2,223	74,359
		233,614
TOTAL INFORMATION TECHNOLOGY		11,040,589
MATERIALS - 8.0%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	2,100	161,238
Albemarle Corp.	16,523	754,440
Ashland, Inc.	2,300	136,988
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Calgon Carbon Corp. (a)	6,023	$ 93,357
Celanese Corp. Class A	6,700	214,333
CF Industries Holdings, Inc.	500	41,835
Clariant AG (Reg.) (a)	13,890	191,652
Cytec Industries, Inc.	1,560	74,974
FMC Corp.	5,100	324,564
Solutia, Inc. (a)	27,840	489,984
STR Holdings, Inc.	1,100	25,366
Symrise AG	2,500	63,465
Tokyo Ohka Kogyo Co. Ltd.	1,800	37,886
W.R. Grace & Co. (a)	12,900	372,681
		2,982,763
Construction Materials - 0.6%
HeidelbergCement AG	4,368	270,645
Texas Industries, Inc.	3,000	113,520
Vulcan Materials Co. (d)	3,738	214,113
		598,278
Containers & Packaging - 1.7%
Ball Corp.	5,710	303,829
Owens-Illinois, Inc. (a)	24,015	851,092
Pactiv Corp. (a)	7,100	180,411
Rexam PLC	37,209	183,449
		1,518,781
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	1,600	101,445
AngloGold Ashanti Ltd. sponsored ADR	4,400	184,184
Barrick Gold Corp.	3,900	170,016
Commercial Metals Co.	11,700	174,096
Goldcorp, Inc.	1,600	69,136
IAMGOLD Corp.	1,900	33,991
Lihir Gold Ltd.	35,447	125,230
Newcrest Mining Ltd.	8,923	269,274
Newmont Mining Corp.	4,700	263,576
Randgold Resources Ltd. sponsored ADR	3,600	303,264
		1,694,212
Paper & Forest Products - 0.6%
Weyerhaeuser Co.	11,255	557,348
TOTAL MATERIALS		7,351,382
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
CenturyTel, Inc.	160	$ 5,458
Iliad Group SA	1,061	106,096
Qwest Communications International, Inc.	42,900	224,367
TalkTalk Telecom Group PLC (a)	1,100	2,127
		338,048
Wireless Telecommunication Services - 0.3%
SOFTBANK CORP.	1,100	24,603
Sprint Nextel Corp. (a)	57,521	244,464
		269,067
TOTAL TELECOMMUNICATION SERVICES		607,115
UTILITIES - 6.3%
Electric Utilities - 2.9%
Allegheny Energy, Inc.	16,155	351,856
American Electric Power Co., Inc.	15,722	539,265
Entergy Corp.	8,570	696,655
FirstEnergy Corp.	14,500	549,115
Pinnacle West Capital Corp.	13,600	507,824
		2,644,715
Gas Utilities - 0.2%
Energen Corp.	3,000	146,610
Independent Power Producers & Energy Traders - 1.4%
AES Corp.	49,830	575,038
Calpine Corp. (a)	6,592	89,849
Constellation Energy Group, Inc.	12,500	441,875
NRG Energy, Inc. (a)	7,400	178,858
		1,285,620
Multi-Utilities - 1.8%
Alliant Energy Corp.	4,500	153,900
CMS Energy Corp.	10,583	172,080
DTE Energy Co.	5,500	264,935
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	11,400	$ 499,320
Sempra Energy	11,469	564,045
		1,654,280
TOTAL UTILITIES		5,731,225
TOTAL COMMON STOCKS (Cost $89,021,511)		89,113,659
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00% (Cost $30,100)	602	20,462
Convertible Bonds - 0.4%
	Principal Amount
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (a)(e)	$ 172,000	195,865
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	40,000	36,636
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	30,000	58,950
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	40,000	53,144
TOTAL CONVERTIBLE BONDS (Cost $156,751)		344,595
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	433,959	$ 433,959
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	3,391,868	3,391,868
TOTAL MONEY MARKET FUNDS (Cost $3,825,827)		3,825,827
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $93,034,189)		93,304,543
NET OTHER ASSETS - (1.9)%		(1,724,086)
NET ASSETS - 100%		$ 91,580,457
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,865 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 508
Fidelity Securities Lending Cash Central Fund	6,485
Total	$ 6,993
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,851,710	$ 10,490,014	$ 361,696	$ -
Consumer Staples	3,653,988	3,461,578	192,410	-
Energy	7,751,809	7,730,864	20,945	-
Financials	24,298,164	24,049,309	248,855	-
Health Care	4,260,925	4,260,925	-	-
Industrials	13,587,214	13,294,614	292,600	-
Information Technology	11,040,589	11,040,589	-	-
Materials	7,351,382	6,247,667	1,103,715	-
Telecommunication Services	607,115	474,289	132,826	-
Utilities	5,731,225	5,731,225	-	-
Corporate Bonds	344,595	-	344,595	-
Money Market Funds	3,825,827	3,825,827	-	-
Total Investments in Securities:	$ 93,304,543	$ 90,606,901	$ 2,697,642	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Canada	2.2%
Switzerland	1.9%
Bermuda	1.9%
Others (Individually Less Than 1%)	5.6%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $38,770,775 of which $5,235,611 and $33,535,164 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,220,397) - See accompanying schedule: Unaffiliated issuers (cost $89,208,362)	$ 89,478,716
Fidelity Central Funds (cost $3,825,827)	3,825,827
Total Investments (cost $93,034,189)		$ 93,304,543
Cash		65,624
Foreign currency held at value (cost $11,639)		11,704
Receivable for investments sold		1,937,532
Receivable for fund shares sold		164,418
Dividends receivable		51,035
Interest receivable		375
Distributions receivable from Fidelity Central Funds		744
Prepaid expenses		131
Other receivables		797
Total assets		95,536,903

Liabilities
Payable for investments purchased	$ 224,708
Payable for fund shares redeemed	210,483
Accrued management fee	40,110
Distribution fees payable	32,371
Other affiliated payables	24,353
Other payables and accrued expenses	32,553
Collateral on securities loaned, at value	3,391,868
Total liabilities		3,956,446

Net Assets		$ 91,580,457
Net Assets consist of:
Paid in capital		$ 128,926,094
Accumulated net investment loss		(113,254)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(37,502,664)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		270,281
Net Assets		$ 91,580,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,807,488 ÷ 3,865,781 shares)	$ 12.37

Maximum offering price per share (100/94.25 of $12.37)	$ 13.12
Class T: Net Asset Value and redemption price per share ($21,840,599 ÷ 1,776,977 shares)	$ 12.29

Maximum offering price per share (100/96.50 of $12.29)	$ 12.74
Class B: Net Asset Value and offering price per share ($5,548,186 ÷ 461,124 shares)A	$ 12.03

Class C: Net Asset Value and offering price per share ($10,453,855 ÷ 870,535 shares)A	$ 12.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,930,329 ÷ 476,694 shares)	$ 12.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 559,027
Interest		3,569
Income from Fidelity Central Funds		6,993
Total income		569,589

Expenses
Management fee Basic fee	$ 239,405
Performance adjustment	(35,667)
Transfer agent fees	135,038
Distribution fees	183,633
Accounting and security lending fees	17,053
Custodian fees and expenses	25,513
Independent trustees' compensation	234
Registration fees	54,181
Audit	26,932
Legal	234
Miscellaneous	572
Total expenses before reductions	647,128
Expense reductions	(35,765)	611,363
Net investment income (loss)		(41,774)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,116,916
Foreign currency transactions	492
Total net realized gain (loss)		2,117,408
Change in net unrealized appreciation (depreciation) on: Investment securities	17,998,354
Assets and liabilities in foreign currencies	(40)
Total change in net unrealized appreciation (depreciation)		17,998,314
Net gain (loss)		20,115,722
Net increase (decrease) in net assets resulting from operations		$ 20,073,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (41,774)	$ 435,930
Net realized gain (loss)	2,117,408	(33,589,686)
Change in net unrealized appreciation (depreciation)	17,998,314	41,027,610
Net increase (decrease) in net assets resulting from operations	20,073,948	7,873,854
Distributions to shareholders from net investment income	(184,993)	(401,567)
Distributions to shareholders from net realized gain	(33,457)	-
Total distributions	(218,450)	(401,567)
Share transactions - net increase (decrease)	(8,407,788)	(18,715,333)
Total increase (decrease) in net assets	11,447,710	(11,243,046)

Net Assets
Beginning of period	80,132,747	91,375,793
End of period (including accumulated net investment loss of $113,254 and undistributed net investment income of $113,513, respectively)	$ 91,580,457	$ 80,132,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 8.33	$ 16.55	$ 14.77	$ 12.72	$ 11.10
Income from Investment Operations
Net investment income (loss) E	- I	.06	.08	.03	.03	.01
Net realized and unrealized gain (loss)	2.60	1.46	(7.33)	2.18	2.25	1.64
Total from investment operations	2.60	1.52	(7.25)	2.21	2.28	1.65
Distributions from net investment income	(.03)	(.04)	-	-	-	-
Distributions from net realized gain	(.01)	-	(.97)	(.43)	(.23)	(.03)
Total distributions	(.04) J	(.04)	(.97)	(.43)	(.23)	(.03)
Net asset value, end of period	$ 12.37	$ 9.81	$ 8.33	$ 16.55	$ 14.77	$ 12.72
Total Return B,C,D	26.55%	18.41%	(46.38)%	15.28%	18.11%	14.84%
Ratios to Average Net Assets F,H
Expenses before reductions	1.33% A	1.36%	1.34%	1.25%	1.35%	1.62%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.27%
Expenses net of all reductions	1.25% A	1.25%	1.25%	1.24%	1.24%	1.26%
Net investment income (loss)	.08% A	.76%	.65%	.22%	.24%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,807	$ 40,404	$ 39,288	$ 75,384	$ 47,960	$ 15,657
Portfolio turnover rate G	46% A	58%	49%	43%	35%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.29	$ 16.47	$ 14.70	$ 12.67	$ 11.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.05	- I	- I	(.03)
Net realized and unrealized gain (loss)	2.57	1.45	(7.30)	2.16	2.23	1.64
Total from investment operations	2.56	1.49	(7.25)	2.16	2.23	1.61
Distributions from net investment income	(.01)	(.04)	-	-	-	-
Distributions from net realized gain	(.01)	-	(.93)	(.39)	(.20)	(.02)
Total distributions	(.01) J	(.04)	(.93)	(.39)	(.20)	(.02)
Net asset value, end of period	$ 12.29	$ 9.74	$ 8.29	$ 16.47	$ 14.70	$ 12.67
Total Return B,C,D	26.34%	18.09%	(46.50)%	15.01%	17.78%	14.54%
Ratios to Average Net Assets F,H
Expenses before reductions	1.59% A	1.62%	1.59%	1.49%	1.59%	1.86%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.49%	1.50%	1.53%
Expenses net of all reductions	1.49% A	1.50%	1.50%	1.49%	1.49%	1.52%
Net investment income (loss)	(.17)% A	.51%	.40%	(.03)%	(.01)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,841	$ 19,978	$ 22,523	$ 53,229	$ 43,716	$ 22,938
Portfolio turnover rate G	46% A	58%	49%	43%	35%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 8.16	$ 16.30	$ 14.57	$ 12.57	$ 11.03
Income from Investment Operations
Net investment income (loss) E	(.04)	- I	(.01)	(.08)	(.07)	(.09)
Net realized and unrealized gain (loss)	2.53	1.41	(7.20)	2.14	2.22	1.64
Total from investment operations	2.49	1.41	(7.21)	2.06	2.15	1.55
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	-	(.93)	(.33)	(.15)	(.01)
Total distributions	-	(.03)	(.93)	(.33)	(.15)	(.01)
Net asset value, end of period	$ 12.03	$ 9.54	$ 8.16	$ 16.30	$ 14.57	$ 12.57
Total Return B,C,D	26.10%	17.43%	(46.75)%	14.39%	17.21%	14.01%
Ratios to Average Net Assets F,H
Expenses before reductions	2.08% A	2.12%	2.10%	2.03%	2.15%	2.44%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.04%
Expenses net of all reductions	2.00% A	2.00%	2.00%	2.00%	1.99%	2.02%
Net investment income (loss)	(.67)% A	.01%	(.10)%	(.54)%	(.51)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,548	$ 4,828	$ 5,919	$ 15,565	$ 14,625	$ 12,084
Portfolio turnover rate G	46% A	58%	49%	43%	35%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 8.14	$ 16.27	$ 14.55	$ 12.57	$ 11.03
Income from Investment Operations
Net investment income (loss) E	(.04)	- I	(.01)	(.08)	(.07)	(.09)
Net realized and unrealized gain (loss)	2.52	1.42	(7.19)	2.13	2.22	1.63
Total from investment operations	2.48	1.42	(7.20)	2.05	2.15	1.54
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	-	(.93)	(.33)	(.17)	-
Total distributions	-	(.03)	(.93)	(.33)	(.17)	-
Net asset value, end of period	$ 12.01	$ 9.53	$ 8.14	$ 16.27	$ 14.55	$ 12.57
Total Return B,C,D	26.02%	17.60%	(46.78)%	14.37%	17.22%	13.96%
Ratios to Average Net Assets F,H
Expenses before reductions	2.08% A	2.11%	2.09%	2.02%	2.13%	2.42%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.03%
Expenses net of all reductions	1.99% A	2.00%	2.00%	2.00%	1.99%	2.02%
Net investment income (loss)	(.67)% A	.01%	(.10)%	(.54)%	(.51)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,454	$ 9,692	$ 10,418	$ 25,733	$ 19,093	$ 9,007
Portfolio turnover rate G	46% A	58%	49%	43%	35%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.37	$ 16.65	$ 14.85	$ 12.79	$ 11.13
Income from Investment Operations
Net investment income (loss) D	.02	.08	.12	.08	.07	.03
Net realized and unrealized gain (loss)	2.61	1.47	(7.38)	2.18	2.25	1.66
Total from investment operations	2.63	1.55	(7.26)	2.26	2.32	1.69
Distributions from net investment income	(.06)	(.04)	-	-	-	-
Distributions from net realized gain	(.01)	-	(1.02)	(.46)	(.26)	(.03)
Total distributions	(.07) H	(.04)	(1.02)	(.46)	(.26)	(.03)
Net asset value, end of period	$ 12.44	$ 9.88	$ 8.37	$ 16.65	$ 14.85	$ 12.79
Total Return B,C	26.71%	18.74%	(46.27)%	15.61%	18.32%	15.16%
Ratios to Average Net Assets E,G
Expenses before reductions	1.04% A	1.16%	1.09%	.95%	1.00%	1.32%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	.95%	1.00%	1.05%
Expenses net of all reductions	1.00% A	1.00%	1.00%	.95%	.99%	1.03%
Net investment income (loss)	.33% A	1.01%	.90%	.51%	.49%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,930	$ 5,230	$ 13,229	$ 25,663	$ 6,140	$ 2,148
Portfolio turnover rate F	46% A	58%	49%	43%	35%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.07 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,583,398
Gross unrealized depreciation	(14,923,199)
Net unrealized appreciation (depreciation)	$ (339,801)

Tax cost	$ 93,644,344

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,367,652 and $29,220,890, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2009. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 54,722	$ 888
Class T	.25%	.25%	52,603	521
Class B	.75%	.25%	25,770	19,466
Class C	.75%	.25%	50,538	4,050
			$ 183,633	$ 24,925

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,895
Class T	1,109
Class B*	4,158
Class C*	666
$ 9,828

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 68,740.31
Class T	34,085.32
Class B	8,254.32
Class C	16,231.32
Institutional Class	7,728.27
	$ 135,038

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $207 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $171 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,485.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 16,673
Class T	1.50%	9,596
Class B	2.00%	2,162
Class C	2.00%	4,478
Institutional Class	1.00%	991
		$ 33,900

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,865 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 136,522	$ 183,353
Class T	16,260	94,149
Class B	-	21,637
Class C	-	38,058
Institutional Class	32,211	64,370
Total	$ 184,993	$ 401,567
From net realized gain
Class A	$ 20,685	$ -
Class T	10,174	-
Institutional Class	2,598	-
Total	$ 33,457	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	695,672	1,395,336	$ 7,737,818	$ 11,224,821
Reinvestment of distributions	14,068	24,355	148,280	172,677
Shares redeemed	(963,364)	(2,017,298)	(10,649,864)	(15,702,100)
Net increase (decrease)	(253,624)	(597,607)	$ (2,763,766)	$ (4,304,602)
Class T
Shares sold	166,053	777,416	$ 1,853,908	$ 6,292,773
Reinvestment of distributions	2,447	12,952	25,670	91,314
Shares redeemed	(443,298)	(1,456,823)	(4,889,687)	(10,836,897)
Net increase (decrease)	(274,798)	(666,455)	$ (3,010,109)	$ (4,452,810)
Class B
Shares sold	29,658	81,099	$ 329,827	$ 627,773
Reinvestment of distributions	-	2,853	-	19,798
Shares redeemed	(74,396)	(303,758)	(791,620)	(2,217,010)
Net increase (decrease)	(44,738)	(219,806)	$ (461,793)	$ (1,569,439)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class C
Shares sold	57,493	351,278	$ 625,770	$ 2,823,183
Reinvestment of distributions	-	4,891	-	33,894
Shares redeemed	(204,490)	(618,264)	(2,200,946)	(4,563,797)
Net increase (decrease)	(146,997)	(262,095)	$ (1,575,176)	$ (1,706,720)
Institutional Class
Shares sold	42,787	241,804	$ 485,334	$ 1,801,225
Reinvestment of distributions	1,916	6,706	20,309	47,816
Shares redeemed	(97,316)	(1,299,236)	(1,102,587)	(8,530,803)
Net increase (decrease)	(52,613)	(1,050,726)	$ (596,944)	$ (6,681,762)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FAVI-USAN-0610
1.800652.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 2, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 2, 2010